UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville St., Suite 500
Raleigh, NC 27601

(Address of principal executive offices) (Zip code)

James T. Gillespie, President
Sterling Capital Funds
434 Fayetteville St., Suite 500
Raleigh, NC 27601

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

March 31 2023

Semi-Annual Report

PULSUS UT LIBERA

STERLING CAPITAL FUNDS

Sterling Capital Funds

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Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months from October 1, 2022, to March 31, 2023.

Equity markets posted positive returns over the six months through March 31, 2023. Share prices rebounded in the fourth quarter of 2022 after a challenging year for both domestic and international markets – in fact, the S&P 500® Index1 ended 2022 posting its worst year since 2008, with an annual total return of -18.1%. Persistently high inflation, Russia’s invasion of Ukraine, and the collapse of cryptocurrencies generated significant headwinds for share prices through most of 2022. However, in the fourth quarter, inflation showed signs of easing and China relaxed many of its COVID-19 regulations and closures, both of which helped spur stock prices to post gains for the quarter. Those gains were unevenly distributed across markets.

U.S. equities underperformed international equities across both large- and small-cap stocks in the fourth quarter of 2022. The S&P 500 gained 7.5% for the quarter, while large-cap international stocks, as measured by the MSCI2 EAFE Large Cap (LC) Index3, gained 17.3%. In a similar fashion, the Russell 2000® Index4 of small-cap stocks posted a 6.2% return, compared to a 15.8% return among small-cap international names, as measured by the MSCI EAFE Small Cap (SC) Index5 In its December meeting, the U.S. Federal Reserve (Fed) committed to pursuing additional interest rate increases in 2023, which dampened investor enthusiasm and weighed on U.S. equities late in the quarter. Among the sectors of the S&P 500, Energy posted the strongest gain for the fourth quarter, followed by Industrials and Materials, in large part due to signs of rising demand from China and a weaker U.S. dollar. All but two sectors of the S&P 500 posted gains for the quarter, with Consumer Discretionary and Communication Services declining.

In January, share prices rose as investors regained their appetite for risk. Investors grew increasingly optimistic that the Fed was succeeding in its efforts to bring inflation back under control. A higher-than-expected Consumer Price Index (CPI) reading in February cooled some of that optimism, however, and in March, fears of a global banking crisis effectively capped any growing enthusiasm. The S&P 500 Index gained 7.5% for the first quarter of 2023, only slightly ahead of its 6.3% gain for January alone. During the first quarter, large-cap stocks once again largely outperformed their small-cap counterparts, while international stocks outperformed domestic stocks – the MSCI EAFE LC gained 8.5% for the quarter. Among sectors of the S&P 500, the performance trend during the first quarter of 2023 largely reversed from that of the previous quarter. The Energy sector posted a negative return and, along with the Financials sector, was among the worst-performing sectors for the first quarter of 2023. The Information Technology, Communications Services, and Consumer Discretionary sectors fared the best.

Interest rates dominated the storyline for the six-month period under review, thanks to the fast-paced rate hikes announced by the Fed throughout 2022, including two increases in the fourth quarter. The 10-year Treasury yield6 ended the year at 3.88% (up from 1.52% at the end of 2021). Although the Fed only raised rates once in the first quarter of 2023, the rapid rise in rates in 2022 carried over into 2023, leading to a banking crisis in March 2023. In less than a week, Silvergate Capital, Silicon Valley Bank (SVB), and Signature Bank all failed. SVB garnered most of the news headlines, reportedly failing due to an unexpectedly high exposure to interest rate risk on both sides of its balance sheet.

Bond yields during the first quarter of 2023 reflected the evolving views of the Fed’s ability to bring inflation under control. Treasury yields declined in the first quarter of 2023, with yields on 10-year Treasuries declining five basis points7 more than those of two-year Treasuries. Even so, the yield curve remained inverted throughout the quarter, as well as the entire period under review.

Domestic macro-economic data told a story of steady economic growth despite the ongoing challenges of high inflation. U.S. gross domestic product (GDP) increased at an annualized rate of 2.6% in the final quarter of 2022, while growth of 1.1% was forecast for the first quarter of 2023. The monthly unemployment rate was also steady throughout the period, starting at 3.7% in October 2022 and ending at 3.5% in March 2023. Meanwhile, the Fed’s preferred inflation gauge, the personal consumption expenditures (PCE) index, came in at a lower-than-expected 5.0% in March – down from a reading of 5.3% of the previous month.

The S&P 500 gained 15.62% (total return) during the six months under review. Small-cap stocks fared far worse than their large-cap counterparts over the period, however, with the Russell 2000 gaining 9.14% (total return). International markets generally fared better than domestic markets, with the MSCI EAFE Index8 adding 25.95% (price return) and the MSCI Emerging Markets Index9 gaining 14.04% (net return) for the six months.

We will continue to monitor the evolving economic and market climate and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

If you have any questions, please call us at 1-800-228-1872.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director

Sterling Capital Management LLC

[1]	“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]	MSCI Inc. is an American finance company headquartered in New York City. MSCI is a global provider of equity, fixed income, real estate indexes, multi-asset portfolio analysis tools, ESG and climate products. It operates the MSCI World, MSCI All Country World Index, MSCI Emerging Markets Indexes.

[3]	MSCI EAFE Large Cap Index is an equity index which captures large-cap representation across 21 Developed Markets countries around the world, excluding the U.S. and Canada. The index covers approximately 70% of the free float-adjusted market capitalization in each country.

[4]	Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

[5]	MSCI EAFE Small Cap Index is an equity index which captures small-cap representation across 21 Developed Markets countries around the world, excluding the U.S. and Canada. The index covers approximately 14% of the free float-adjusted market capitalization in each country.

[6]	A yield curve is a line that depicts yields (interest rates) for bonds that have different maturity dates but are of equal credit quality.

[7]	A basis point is equal to 1/100th of 1%, or 0.01%. Basis points (bps) are a standard measure for interest rates.

[8]	MSCI EAFE Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries around the world, excluding the U.S. and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

[9]	MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Truist Financial Corporation or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Truist Financial Corporation or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

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Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industries, countries, states, funds or security types, as of March 31, 2023:

Sterling Capital Behavioral Large Cap Value Equity Fund	Percentage of net assets
Aerospace & Defense	1.3%
Automobiles	1.9%
Banks	6.5%
Biotechnology	5.7%
Capital Markets	6.1%
Communications Equipment	2.4%
Construction Materials	0.5%
Consumer Finance	0.4%
Consumer Staples Distribution & Retail	0.6%
Containers & Packaging	0.5%
Diversified Consumer Services	0.6%
Diversified Telecommunication Services	1.3%
Electric Utilities	3.2%
Electronic Equipment, Instruments & Components	0.6%
Entertainment	0.7%
Financial Services	3.0%
Food Products	2.1%
Health Care Providers & Services	7.0%
Hotels, Restaurants & Leisure	1.8%
Household Durables	0.5%
Independent Power and Renewable Electricity Producers	0.5%
Insurance	4.3%
Interactive Media & Services	2.2%
Machinery	7.9%
Media	2.6%
Metals & Mining	3.1%
Mortgage Real Estate Investment Trusts (REITs)	0.4%
Multi-Utilities	0.6%
Oil, Gas & Consumable Fuels	8.9%
Passenger Airlines	1.0%
Personal Care Products	0.5%
Pharmaceuticals	4.4%
Professional Services	0.5%
Retail REITs	3.0%
Semiconductors & Semiconductor Equipment	3.5%
Software	1.5%
Specialized REITs	2.2%
Specialty Retail	3.3%
Tobacco	2.2%
Money Market Fund	0.0%*
99.3%

*	Amount represents less than 0.05%.
Sterling Capital Mid Value Fund	Percentage of net assets
Automobile Components	2.6%
Banks	4.9%
Broadline Retail	1.4%
Chemicals	3.8%
Consumer Finance	3.9%
Consumer Staples Distribution & Retail	3.8%
Containers & Packaging	2.9%
Electric Utilities	4.0%
Electrical Equipment	2.8%
Entertainment	2.5%
Financial Services	7.6%
Health Care Providers & Services	12.7%
Hotels, Restaurants & Leisure	2.1%
Household Durables	4.5%
Household Products	2.1%
Insurance	5.5%
Interactive Media & Services	1.6%
Machinery	2.8%
Media	2.6%
Oil, Gas & Consumable Fuels	4.9%
Professional Services	6.6%
Real Estate Management & Development	2.5%
Software	2.5%
Specialty Retail	1.5%
Trading Companies & Distributors	3.2%
Money Market Fund	4.9%
100.2%

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral Small Cap Value Equity Fund	Percentage of net assets
Aerospace & Defense	0.2%
Air Freight & Logistics	0.6%
Automobile Components	0.3%
Automobiles	0.4%
Banks	12.8%
Broadline Retail	0.5%
Building Products	1.7%
Capital Markets	0.8%
Commercial Services & Supplies	0.9%
Construction & Engineering	0.8%
Construction Materials	0.3%
Consumer Finance	1.7%
Consumer Staples Distribution & Retail	1.4%
Diversified Consumer Services	1.0%
Diversified REITs	0.6%
Diversified Telecommunication Services	0.4%
Electric Utilities	2.9%
Electrical Equipment	1.8%
Electronic Equipment, Instruments & Components	3.0%
Energy Equipment & Services	0.8%
Entertainment	0.4%
Financial Services	3.8%
Food Products	0.8%
Gas Utilities	0.7%
Ground Transportation	1.7%
Health Care Equipment & Supplies	2.3%
Health Care Providers & Services	3.1%
Health Care REITs	0.7%
Health Care Technology	0.9%
Hotel & Resort REITs	2.1%
Hotels, Restaurants & Leisure	1.2%
Household Durables	2.9%
Independent Power and Renewable Electricity Producers	0.3%
Industrial REITs	0.3%
Insurance	4.4%
Interactive Media & Services	1.2%
IT Services	0.3%
Leisure Products	0.3%
Life Sciences Tools & Services	0.4%
Machinery	2.5%
Media	1.0%
Metals & Mining	4.0%
Mortgage Real Estate Investment Trusts (REITs)	2.3%
Multi-Utilities	1.0%
Office REITs	1.2%
Oil, Gas & Consumable Fuels	5.3%
Paper & Forest Products	0.3%
Passenger Airlines	1.0%
Pharmaceuticals	3.5%
Real Estate Management & Development	1.3%
Retail REITs	1.8%
Semiconductors & Semiconductor Equipment	3.2%
Software	0.2%
Specialized REITs	2.0%
Specialty Retail	4.5%
Tobacco	0.4%
Trading Companies & Distributors	3.2%
Money Market Fund	0.4%
99.8%
Sterling Capital Special Opportunities Fund	Percentage of net assets
Automobile Components	3.8%
Biotechnology	2.5%
Broadline Retail	4.6%
Capital Markets	6.7%
Communications Equipment	3.2%
Consumer Finance	2.1%
Containers & Packaging	3.5%
Electronic Equipment, Instruments & Components	2.9%
Entertainment	4.4%
Financial Services	9.1%
Health Care Providers & Services	9.6%
Household Durables	1.5%
Interactive Media & Services	7.0%
IT Services	3.2%
Life Sciences Tools & Services	7.4%
Media	3.8%
Pharmaceuticals	2.3%
Professional Services	1.8%
Real Estate Management & Development	2.2%
Semiconductors & Semiconductor Equipment	7.1%
Software	8.3%
Wireless Telecommunication Services	1.4%
Money Market Fund	1.8%
100.2%

Sterling Capital Equity Income Fund	Percentage of net assets
Aerospace & Defense	0.5%
Air Freight & Logistics	2.6%
Beverages	3.1%
Biotechnology	3.8%
Broadline Retail	3.2%
Capital Markets	10.1%
Chemicals	2.3%
Communications Equipment	7.7%
Consumer Finance	1.9%
Consumer Staples Distribution & Retail	2.9%
Containers & Packaging	3.9%
Health Care Equipment & Supplies	3.7%
Health Care Providers & Services	6.0%
Hotels, Restaurants & Leisure	0.5%
Insurance	11.1%
IT Services	3.3%
Pharmaceuticals	6.8%
Professional Services	2.7%
Semiconductors & Semiconductor Equipment	7.2%
Software	4.6%
Specialized REITs	3.2%
Specialty Retail	3.7%
Trading Companies & Distributors	3.7%
Money Market Fund	1.5%
100.0%

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	6.4%
Austria	2.1%
Belgium	0.9%
Bermuda	0.9%
Denmark	1.0%
Finland	1.9%
France	13.1%
Germany	9.3%
Hong Kong	0.9%
Israel	1.0%
Italy	3.3%
Japan	20.3%
Luxembourg	0.1%
Netherlands	7.0%
Norway	1.7%
Singapore	0.9%
Spain	3.2%
Sweden	2.9%
Switzerland	8.1%
United Kingdom	12.3%
United States	0.9%
Money Market Fund	0.6%
98.8%

Sterling Capital SMID Opportunities Fund	Percentage of net assets
Aerospace & Defense	2.7%
Automobile Components	3.5%
Banks	2.7%
Capital Markets	2.1%
Chemicals	2.1%
Commercial Services & Supplies	6.1%
Communications Equipment	3.2%
Consumer Finance	2.8%
Containers & Packaging	2.3%
Entertainment	3.7%
Financial Services	8.9%
Health Care Providers & Services	9.2%
Household Durables	1.7%
Independent Power and Renewable Electricity Producers	3.5%
Insurance	5.1%
Media	4.2%
Oil, Gas & Consumable Fuels	9.1%
Professional Services	11.7%
Real Estate Management & Development	6.4%
Software	2.2%
Specialty Retail	1.3%
Trading Companies & Distributors	2.7%
Money Market Fund	2.8%
100.0%
Sterling Capital Mid Cap Relative Value Fund	Percentage of net assets
Automobile Components	1.8%
Banks	3.9%
Building Products	2.3%
Capital Markets	2.8%
Chemicals	3.3%
Communications Equipment	1.2%
Construction & Engineering	2.3%
Consumer Staples Distribution & Retail	5.2%
Containers & Packaging	4.9%
Electronic Equipment, Instruments & Components	7.6%
Entertainment	4.1%
Financial Services	2.6%
Food Products	2.3%
Gas Utilities	4.0%
Health Care Equipment & Supplies	3.8%
Household Durables	2.0%
Industrial REITs	2.3%
Insurance	7.6%
Leisure Products	1.2%
Life Sciences Tools & Services	7.1%
Machinery	1.8%
Office REITs	1.3%
Oil, Gas & Consumable Fuels	5.4%
Professional Services	3.2%
Real Estate Management & Development	1.7%
Residential REITs	2.1%
Semiconductors & Semiconductor Equipment	1.6%
Software	3.2%
Specialized REITs	1.2%
Trading Companies & Distributors	2.6%
Money Market Fund	3.6%
100.0%

Sterling Capital Real Estate Fund	Percentage of net assets
Data Center	10.5%
Diversified	1.9%
Health Care	6.5%
Hotel & Resort	3.2%
Industrial	14.3%
Multi-Family Residential	13.5%
Office	3.9%
Other Specialized	3.0%
Real Estate Development	1.6%
Retail	13.1%
Self-Storage	6.7%
Single-Family Residential	3.6%
Telecom Tower	16.6%
Money Market Fund	1.6%
100.0%

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Small Cap Value Fund	Percentage of net assets
Aerospace & Defense	3.2%
Automobile Components	1.4%
Banks	12.5%
Capital Markets	2.1%
Chemicals	3.6%
Construction & Engineering	3.8%
Consumer Staples Distribution & Retail	9.6%
Electric Utilities	2.7%
Electrical Equipment	2.9%
Electronic Equipment, Instruments & Components	5.2%
Entertainment	1.5%
Gas Utilities	2.3%
Household Durables	3.7%
Industrial REITs	3.8%
Insurance	7.3%
Life Sciences Tools & Services	3.5%
Machinery	6.4%
Office REITs	1.3%
Oil, Gas & Consumable Fuels	2.9%
Professional Services	3.7%
Retail REITs	0.8%
Semiconductors & Semiconductor Equipment	5.7%
Software	2.9%
Trading Companies & Distributors	4.1%
Money Market Fund	3.0%
99.9%

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	15.1%
Collateralized Mortgage Obligations	1.6%
Commercial Mortgage-Backed Securities	8.5%
Commercial Paper	9.6%
Corporate Bonds	45.8%
U.S. Government Agencies	2.0%
U.S. Treasury Bills	16.9%
Money Market Fund	6.0%
105.5%

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	19.6%
Collateralized Mortgage Obligations	1.7%
Commercial Mortgage-Backed Securities	7.6%
Corporate Bonds	51.6%
Municipal Bonds	3.7%
U.S. Government Agencies	0.6%
U.S. Treasury Notes	13.9%
Money Market Fund	0.7%
99.4%
Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Asset Backed Securities	1.9%
Collateralized Mortgage Obligations	16.1%
Commercial Mortgage-Backed Securities	21.7%
Corporate Bonds	2.1%
Mortgage-Backed Securities	28.7%
Municipal Bonds	0.8%
U.S. Government Agencies	13.5%
U.S. Treasury Notes	14.4%
Money Market Fund	0.4%
99.6%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	13.8%
Collateralized Mortgage Obligations	1.6%
Commercial Mortgage-Backed Securities	12.7%
Corporate Bonds	25.3%
Mortgage-Backed Securities	24.9%
Municipal Bonds	4.7%
U.S. Government Agencies	0.9%
U.S. Treasury Bonds	8.5%
U.S. Treasury Notes	7.2%
Money Market Fund	0.1%
99.7%

Sterling Capital Long Duration Corporate Bond Fund	Percentage of net assets
Corporate Bonds	95.3%
U.S. Government Agencies	0.2%
U.S. Treasury Bonds	2.9%
U.S. Treasury Notes	0.3%
Money Market Fund	0.2%
98.9%

Sterling Capital Quality Income Fund	Percentage of net assets
Asset Backed Securities	16.8%
Collateralized Mortgage Obligations	19.2%
Commercial Mortgage-Backed Securities	22.1%
Corporate Bonds	0.8%
Mortgage-Backed Securities	35.7%
U.S. Government Agencies	0.5%
U.S. Treasury Bonds	2.4%
U.S. Treasury Notes	2.2%
Money Market Fund	1.4%
101.1%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	97.6%
Money Market Fund	3.6%
101.2%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	98.3%
Money Market Fund	0.6%
98.9%

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	2.4%
Virginia Municipal Bonds	96.0%
Money Market Fund	0.9%
99.3%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	97.9%
Money Market Fund	0.8%
98.7%

Sterling Capital Funds

Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22 - 3/31/23	Annualized Expense Ratio During Period 10/1/22 - 3/31/23
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,132.73	$5.53	1.04%
Class C Shares	1,000.00	1,128.23	9.50	1.79%
Institutional Shares	1,000.00	1,134.15	4.20	0.79%
Class R6 Shares	1,000.00	1,134.79	3.83	0.72%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,111.78	6.27	1.19%
Class C Shares	1,000.00	1,107.89	10.20	1.94%
Institutional Shares	1,000.00	1,113.33	4.95	0.94%
Class R6 Shares	1,000.00	1,113.61	4.48	0.85%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,089.34	5.57	1.07%
Class C Shares	1,000.00	1,086.09	9.41	1.81%
Institutional Shares	1,000.00	1,091.29	4.28	0.82%
Class R6 Shares	1,000.00	1,091.71	3.96	0.76%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,108.61	6.15	1.17%
Class C Shares	1,000.00	1,104.80	10.08	1.92%
Institutional Shares	1,000.00	1,110.40	4.84	0.92%
Class R6 Shares	1,000.00	1,110.56	4.37	0.83%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,122.42	5.61	1.06%
Class C Shares	1,000.00	1,118.20	9.56	1.81%
Institutional Shares	1,000.00	1,123.80	4.29	0.81%
Class R6 Shares	1,000.00	1,124.69	3.76	0.71%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,302.09	5.05	0.88%
Class C Shares	1,000.00	1,298.28	9.34	1.63%
Institutional Shares	1,000.00	1,305.35	3.68	0.64%
Class R6 Shares	1,000.00	1,304.01	3.33	0.58%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,068.82	5.36	1.04%
Class C Shares	1,000.00	1,064.77	9.21	1.79%
Institutional Shares	1,000.00	1,070.36	4.08	0.79%
Sterling Capital Mid Cap Relative Value Fund
Class A Shares	1,000.00	1,131.31	5.95	1.12%
Class C Shares	1,000.00	1,127.74	9.34	1.76%
Institutional Shares	1,000.00	1,132.68	4.63	0.87%

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22 - 3/31/23	Annualized Expense Ratio During Period 10/1/22 - 3/31/23
Sterling Capital Real Estate Fund
Class A Shares	$1,000.00	$1,078.97	$5.75	1.11%
Class C Shares	1,000.00	1,074.86	9.62	1.86%
Institutional Shares	1,000.00	1,080.35	4.46	0.86%
Class R6 Shares	1,000.00	1,080.60	4.05	0.78%
Sterling Capital Small Cap Value Fund
Class A Shares	1,000.00	1,119.36	6.87	1.30%
Class C Shares	1,000.00	1,115.28	10.81	2.05%
Institutional Shares	1,000.00	1,120.76	5.50	1.04%
Class R6 Shares	1,000.00	1,121.36	5.02	0.95%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,023.20	2.67	0.53%
Institutional Shares	1,000.00	1,024.44	1.41	0.28%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,024.87	3.63	0.72%
Class C Shares	1,000.00	1,021.05	7.41	1.47%
Institutional Shares	1,000.00	1,026.14	2.37	0.47%
Class R6 Shares	1,000.00	1,026.59	1.92	0.38%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,031.11	3.80	0.75%
Class C Shares	1,000.00	1,027.35	7.58	1.50%
Institutional Shares	1,000.00	1,032.41	2.53	0.50%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,043.37	3.57	0.70%
Class C Shares	1,000.00	1,040.56	7.38	1.45%
Institutional Shares	1,000.00	1,045.79	2.30	0.45%
Class R6 Shares	1,000.00	1,046.29	1.79	0.35%
Sterling Capital Long Duration Corporate Bond Fund
Class A Shares	1,000.00	1,103.46	3.67	0.70%
Class C Shares	1,000.00	1,099.61	7.64	1.46%
Institutional Shares	1,000.00	1,103.34	2.36	0.45%
Class R6 Shares	1,000.00	1,105.34	1.89	0.36%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	1,033.52	4.16	0.82%
Class C Shares	1,000.00	1,028.83	7.54	1.49%
Institutional Shares	1,000.00	1,033.64	2.84	0.56%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,053.68	4.30	0.84%
Class C Shares	1,000.00	1,049.81	8.13	1.59%
Institutional Shares	1,000.00	1,055.05	3.02	0.59%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,047.53	4.70	0.92%
Class C Shares	1,000.00	1,043.63	8.51	1.67%
Institutional Shares	1,000.00	1,049.08	3.42	0.67%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,052.66	4.30	0.84%
Class C Shares	1,000.00	1,048.74	8.12	1.59%
Institutional Shares	1,000.00	1,053.95	3.02	0.59%

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22 - 3/31/23	Annualized Expense Ratio During Period 10/1/22 - 3/31/23
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,043.05	$4.23	0.83%
Class C Shares	1,000.00	1,040.46	7.99	1.57%
Institutional Shares	1,000.00	1,044.33	3.01	0.59%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Funds

Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22 - 3/31/23	Annualized Expense Ratio During Period 10/1/22 - 3/31/23
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,019.75	$5.24	1.04%
Class C Shares	1,000.00	1,016.01	9.00	1.79%
Institutional Shares	1,000.00	1,020.99	3.98	0.79%
Class R6 Shares	1,000.00	1,021.34	3.63	0.72%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.00	5.99	1.19%
Class C Shares	1,000.00	1,015.26	9.75	1.94%
Institutional Shares	1,000.00	1,020.24	4.73	0.94%
Class R6 Shares	1,000.00	1,020.69	4.28	0.85%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,019.60	5.39	1.07%
Class C Shares	1,000.00	1,015.91	9.10	1.81%
Institutional Shares	1,000.00	1,020.84	4.13	0.82%
Class R6 Shares	1,000.00	1,021.14	3.83	0.76%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,019.10	5.89	1.17%
Class C Shares	1,000.00	1,015.36	9.65	1.92%
Institutional Shares	1,000.00	1,020.34	4.63	0.92%
Class R6 Shares	1,000.00	1,020.79	4.18	0.83%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.65	5.34	1.06%
Class C Shares	1,000.00	1,015.91	9.10	1.81%
Institutional Shares	1,000.00	1,020.89	4.08	0.81%
Class R6 Shares	1,000.00	1,021.39	3.58	0.71%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,020.54	4.43	0.88%
Class C Shares	1,000.00	1,016.80	8.20	1.63%
Institutional Shares	1,000.00	1,021.74	3.23	0.64%
Class R6 Shares	1,000.00	1,022.04	2.92	0.58%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,019.75	5.24	1.04%
Class C Shares	1,000.00	1,016.01	9.00	1.79%
Institutional Shares	1,000.00	1,020.99	3.98	0.79%
Sterling Capital Mid Cap Relative Value Fund
Class A Shares	1,000.00	1,019.35	5.64	1.12%
Class C Shares	1,000.00	1,016.16	8.85	1.76%
Institutional Shares	1,000.00	1,020.59	4.38	0.87%

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22 - 3/31/23	Annualized Expense Ratio During Period 10/1/22 - 3/31/23
Sterling Capital Real Estate Fund
Class A Shares	$1,000.00	$1,019.40	$5.59	1.11%
Class C Shares	1,000.00	1,015.66	9.35	1.86%
Institutional Shares	1,000.00	1,020.64	4.33	0.86%
Class R6 Shares	1,000.00	1,021.04	3.93	0.78%
Sterling Capital Small Cap Value Fund
Class A Shares	1,000.00	1,018.45	6.54	1.30%
Class C Shares	1,000.00	1,014.71	10.30	2.05%
Institutional Shares	1,000.00	1,019.75	5.24	1.04%
Class R6 Shares	1,000.00	1,020.19	4.78	0.95%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,022.29	2.67	0.53%
Institutional Shares	1,000.00	1,023.54	1.41	0.28%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.34	3.63	0.72%
Class C Shares	1,000.00	1,017.60	7.39	1.47%
Institutional Shares	1,000.00	1,022.59	2.37	0.47%
Class R6 Shares	1,000.00	1,023.04	1.92	0.38%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,021.19	3.78	0.75%
Class C Shares	1,000.00	1,017.45	7.54	1.50%
Institutional Shares	1,000.00	1,022.44	2.52	0.50%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,021.44	3.53	0.70%
Class C Shares	1,000.00	1,017.70	7.29	1.45%
Institutional Shares	1,000.00	1,022.69	2.27	0.45%
Class R6 Shares	1,000.00	1,023.19	1.77	0.35%
Sterling Capital Long Duration Corporate Bond Fund
Class A Shares	1,000.00	1,021.44	3.53	0.70%
Class C Shares	1,000.00	1,017.65	7.34	1.46%
Institutional Shares	1,000.00	1,022.69	2.27	0.45%
Class R6 Shares	1,000.00	1,023.14	1.82	0.36%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	1,020.84	4.13	0.82%
Class C Shares	1,000.00	1,017.50	7.49	1.49%
Institutional Shares	1,000.00	1,022.14	2.82	0.56%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.74	4.23	0.84%
Class C Shares	1,000.00	1,017.00	8.00	1.59%
Institutional Shares	1,000.00	1,021.99	2.97	0.59%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Class C Shares	1,000.00	1,016.60	8.40	1.67%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.74	4.23	0.84%
Class C Shares	1,000.00	1,017.00	8.00	1.59%
Institutional Shares	1,000.00	1,021.99	2.97	0.59%

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22 - 3/31/23	Annualized Expense Ratio During Period 10/1/22 - 3/31/23
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.79	$4.18	0.83%
Class C Shares	1,000.00	1,017.10	7.90	1.57%
Institutional Shares	1,000.00	1,021.99	2.97	0.59%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.3%
	Aerospace & Defense — 1.3%
850	Lockheed Martin Corp.	$401,821

	Automobiles — 1.9%
12,200	General Motors Co.	447,496
3,650	Harley-Davidson, Inc.	138,591
		586,087
	Banks — 6.5%
3,378	Bank OZK	115,528
12,450	FNB Corp.	144,420
10,150	Huntington Bancshares, Inc.	113,680
7,875	JPMorgan Chase & Co.	1,026,191
6,400	Regions Financial Corp.	118,784
11,175	U.S. Bancorp.	402,859
1,800	Webster Financial Corp.	70,956
		1,992,418
	Biotechnology — 5.7%
1,800	AbbVie, Inc.	286,866
1,175	Biogen, Inc.(a)	326,685
7,050	Gilead Sciences, Inc.	584,939
675	Regeneron Pharmaceuticals, Inc.(a)	554,627
		1,753,117
	Capital Markets — 6.1%
875	Affiliated Managers Group, Inc.	124,617
575	Ameriprise Financial, Inc.	176,238
9,500	Bank of New York Mellon Corp. (The)	431,680
13,100	Blue Owl Capital, Inc.	145,148
1,150	Evercore, Inc., Class A	132,687
2,400	Interactive Brokers Group, Inc., Class A	198,144
5,175	Janus Henderson Group PLC	137,862
650	LPL Financial Holdings, Inc.	131,560
1,425	Morgan Stanley	125,115
1,475	Raymond James Financial, Inc.	137,573
1,725	State Street Corp.	130,565
		1,871,189
	Communications Equipment — 2.4%
14,350	Cisco Systems, Inc.	750,146

	Construction Materials — 0.5%
1,050	Eagle Materials, Inc.	154,088

	Consumer Finance — 0.4%
4,400	Synchrony Financial	127,952

	Consumer Staples Distribution & Retail — 0.6%
3,950	Kroger Co. (The)	195,011

	Containers & Packaging — 0.5%
5,725	Graphic Packaging Holding Co.	145,930

	Diversified Consumer Services — 0.6%
400	Grand Canyon Education, Inc.(a)	45,560
3,700	H&R Block, Inc.	130,425
		175,985

Shares		Fair Value
COMMON STOCKS — (continued)
	Diversified Telecommunication Services — 1.3%
20,725	AT&T, Inc.	$398,956

	Electric Utilities — 3.2%
2,125	Edison International	150,004
4,300	NRG Energy, Inc.	147,447
16,725	PG&E Corp.(a)	270,443
1,450	Pinnacle West Capital Corp.	114,898
4,075	Southern Co. (The)	283,539
		966,331
	Electronic Equipment, Instruments & Components — 0.6%
2,125	Jabil, Inc.	187,340

	Entertainment — 0.7%
14,875	Warner Bros Discovery, Inc.(a)	224,613

	Financial Services — 3.0%
6,300	Apollo Global Management, Inc.	397,908
4,525	Fiserv, Inc.(a)	511,461
		909,369
	Food Products — 2.1%
5,800	Archer-Daniels-Midland Co.	462,028
2,150	General Mills, Inc.	183,739
		645,767
	Health Care Providers & Services — 7.0%
5,400	Centene Corp.(a)	341,334
1,750	Cigna Group (The)	447,178
6,300	CVS Health Corp.	468,153
924	Elevance Health, Inc.	424,864
1,274	McKesson Corp.	453,608
		2,135,137
	Hotels, Restaurants & Leisure — 1.8%
150	Booking Holdings, Inc.(a)	397,861
2,375	Boyd Gaming Corp.	152,285
		550,146
	Household Durables — 0.5%
2,300	Toll Brothers, Inc.	138,069

	Independent Power and Renewable Electricity Producers — 0.5%
6,350	Vistra Corp.	152,400

	Insurance — 4.3%
7,025	Aflac, Inc.	453,253
7,400	MetLife, Inc.	428,756
2,025	Prudential Financial, Inc.	167,548
950	Reinsurance Group of America, Inc.	126,122
3,875	Unum Group	153,295
		1,328,974
	Interactive Media & Services — 2.2%
3,250	Meta Platforms, Inc., Class A(a)	688,805

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Machinery — 7.9%
2,300	Allison Transmission Holdings, Inc.	$104,052
1,775	Caterpillar, Inc.	406,191
1,850	Cummins, Inc.	441,928
950	Deere & Co.	392,236
6,475	PACCAR, Inc.	473,970
1,400	Parker-Hannifin Corp.	470,554
550	Snap-on, Inc.	135,789
		2,424,720
	Media — 2.6%
5,900	Comcast Corp., Class A	223,669
4,250	Fox Corp., Class B	133,068
3,900	Interpublic Group of Cos., Inc. (The)	145,236
4,175	Liberty Media Corp-Liberty SiriusXM, Class C(a)	116,858
2,000	Omnicom Group, Inc.	188,680
		807,511
	Metals & Mining — 3.1%
3,000	Nucor Corp.	463,410
675	Reliance Steel & Aluminum Co.	173,299
1,400	Steel Dynamics, Inc.	158,284
5,425	U.S. Steel Corp.	141,593
		936,586
	Mortgage Real Estate Investment Trusts (REITs) — 0.4%
11,400	AGNC Investment Corp.	114,912

	Multi-Utilities — 0.6%
1,925	Consolidated Edison, Inc.	184,165

	Oil, Gas & Consumable Fuels — 8.9%
10,725	Exxon Mobil Corp.	1,176,103
3,950	Marathon Petroleum Corp.	532,579
4,800	Phillips 66	486,624
3,800	Valero Energy Corp.	530,480
		2,725,786
	Passenger Airlines — 1.0%
1,800	Copa Holdings SA, Class A(a)	166,230
3,300	United Airlines Holdings, Inc.(a)	146,025
		312,255
	Personal Care Products — 0.5%
13,825	Coty, Inc., Class A(a)	166,730

	Pharmaceuticals — 4.4%
8,775	Bristol-Myers Squibb Co.	608,195
6,175	Merck & Co., Inc.	656,958
2,100	Royalty Pharma PLC, Class A	75,663
		1,340,816
	Professional Services — 0.5%
1,400	Science Applications International Corp.	150,444

Shares		Fair Value
COMMON STOCKS — (continued)
	Retail REITs — 3.0%
6,250	Realty Income Corp.	$395,750
3,600	Simon Property Group, Inc.	403,092
3,000	Spirit Realty Capital, Inc.	119,520
		918,362
	Semiconductors & Semiconductor Equipment—3.5%
1,225	Analog Devices, Inc.	241,594
626	Broadcom, Inc.	401,604
5,275	Microchip Technology, Inc.	441,940
		1,085,138
	Software — 1.5%
4,925	Oracle Corp.	457,631

	Specialized REITs — 2.2%
3,150	EPR Properties.	120,015
2,450	Gaming & Leisure Properties, Inc.	127,547
13,500	VICI Properties, Inc.	440,370
		687,932
	Specialty Retail — 3.3%
775	AutoNation, Inc.(a)	104,129
175	AutoZone, Inc.(a)	430,176
1,175	Dick's Sporting Goods, Inc.	166,721
150	O'Reilly Automotive, Inc.(a)	127,347
1,200	Penske Automotive Group, Inc.	170,172
		998,545
	Tobacco — 2.2%
10,600	Altria Group, Inc.	472,972
2,050	Philip Morris International, Inc.	199,362
		672,334
	Total Common Stocks
	(Cost $27,727,762)	30,463,518

MONEY MARKET FUND — 0.0%
14,795	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	14,795
	Total Money Market Fund
	(Cost $14,795)	14,795

Total Investments — 99.3%
(Cost $27,742,557)		30,478,313
Net Other Assets (Liabilities) — 0.7%		218,080
NET ASSETS — 100.0%		$30,696,393

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.3%
	Automobile Components — 2.6%
43,712	Gentex Corp.	$1,225,247

	Banks — 4.9%
8,840	M&T Bank Corp.	1,056,999
6,628	Pinnacle Financial Partners, Inc.	365,601
12,328	SouthState Corp.	878,493
		2,301,093
	Broadline Retail — 1.4%
15,177	eBay, Inc.	673,403

	Chemicals — 3.8%
29,278	Corteva, Inc.	1,765,756

	Consumer Finance — 3.9%
94,127	SLM Corp.	1,166,233
22,282	Synchrony Financial	647,961
		1,814,194
	Consumer Staples Distribution & Retail — 3.8%
10,704	Target Corp.	1,772,903

	Containers & Packaging — 2.9%
16,434	Crown Holdings, Inc.	1,359,256

	Electric Utilities — 4.0%
28,903	ALLETE, Inc.	1,860,486

	Electrical Equipment — 2.8%
25,833	Sensata Technologies Holding PLC.	1,292,167

	Entertainment — 2.5%
9,594	Take-Two Interactive Software, Inc.(a)	1,144,564

	Financial Services — 7.6%
13,861	Euronet Worldwide, Inc.(a)	1,551,046
12,179	Global Payments, Inc.	1,281,718
31,459	Radian Group, Inc.	695,244
		3,528,008
	Health Care Providers & Services — 12.7%
20,926	Centene Corp.(a)	1,322,732
3,546	Cigna Group (The)	906,109
17,195	Encompass Health Corp.	930,250
7,502	Laboratory Corp. of America Holdings	1,721,109
2,978	McKesson Corp.	1,060,317
		5,940,517
	Hotels, Restaurants & Leisure — 2.1%
6,846	Hilton Worldwide Holdings, Inc.	964,396

	Household Durables — 4.5%
5,826	Mohawk Industries, Inc.(a)	583,882
38,806	Tempur Sealy International, Inc.	1,532,449
		2,116,331
	Household Products — 2.1%
15,008	Spectrum Brands Holdings, Inc.	993,830

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — 5.5%
11,656	Globe Life, Inc.	$1,282,393
998	Markel Corp.(a)	1,274,855
		2,557,248
	Interactive Media & Services — 1.6%
14,235	IAC, Inc.(a)	734,526

	Machinery — 2.8%
53,839	Trinity Industries, Inc.	1,311,518

	Media — 2.6%
14,969	Liberty Broadband Corp., Class C(a)	1,222,967

	Oil, Gas & Consumable Fuels — 4.9%
53,312	CNX Resources Corp.(a)	854,058
6,978	Pioneer Natural Resources Co.	1,425,187
		2,279,245
	Professional Services — 6.6%
11,691	ASGN, Inc.(a)	966,495
11,588	Jacobs Solutions, Inc.	1,361,706
13,145	SS&C Technologies Holdings, Inc.	742,298
		3,070,499
	Real Estate Management & Development—2.5%
16,064	CBRE Group, Inc., Class A(a)	1,169,620

	Software — 2.5%
49,791	NCR Corp.(a)	1,174,570

	Specialty Retail — 1.5%
11,164	CarMax, Inc.(a)	717,622

	Trading Companies & Distributors — 3.2%
37,714	Air Lease Corp.	1,484,800
	Total Common Stocks
	(Cost $35,636,449)	44,474,766

MONEY MARKET FUND — 4.9%
2,263,962	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	2,263,962

	Total Money Market Fund
	(Cost $2,263,962)	2,263,962

Total Investments — 100.2%
(Cost $37,900,411)		46,738,728
Net Other Assets (Liabilities) — (0.2)%		(114,566)
NET ASSETS—100.0%		$46,624,162

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.4%
	Aerospace & Defense — 0.2%
4,749	Textron, Inc.	$335,422

	Air Freight & Logistics — 0.6%
9,080	Hub Group, Inc., Class A(a)	762,175

	Automobile Components — 0.3%
8,720	BorgWarner, Inc.	428,239

	Automobiles — 0.4%
13,315	Harley-Davidson, Inc.	505,571

	Banks — 12.8%
11,193	1st Source Corp.	482,978
16,990	Ameris Bancorp.	621,494
38,161	Associated Banc-Corp.	686,135
11,450	Bank of NT Butterfield & Son, Ltd. (The)	309,150
19,221	Bank OZK	657,358
21,617	BankUnited, Inc.	488,112
20,039	Cathay General Bancorp.	691,746
24,100	Central Pacific Financial Corp.	431,390
15,040	Eagle Bancorp, Inc.	503,389
7,010	East West Bancorp, Inc.	389,055
13,081	Enterprise Financial Services Corp.	583,282
10,622	First Financial Corp.	398,113
38,943	FNB Corp.	451,739
19,978	Hancock Whitney Corp.	727,199
28,767	Hanmi Financial Corp.	534,203
15,370	Heartland Financial USA, Inc.	589,593
20,854	Independent Bank Corp.	370,576
8,368	Mercantile Bank Corp.	255,894
19,019	Midland States Bancorp, Inc.	407,387
27,530	OceanFirst Financial Corp.	508,754
26,781	OFG Bancorp	667,918
32,732	Old Second Bancorp, Inc.	460,212
16,057	Peapack-Gladstone Financial Corp.	475,608
18,340	Peoples Bancorp, Inc.	472,255
7,747	Preferred Bank	424,613
20,216	RBB Bancorp.	313,348
16,950	S&T Bancorp, Inc.	533,078
16,036	South Plains Financial, Inc.	343,331
19,182	Synovus Financial Corp.	591,381
16,292	TrustCo Bank Corp. NY	520,367
11,710	UMB Financial Corp.	675,901
19,480	Univest Financial Corp.	462,455
20,828	Washington Federal, Inc.	627,339
10,050	Webster Financial Corp.	396,171
5,080	Wintrust Financial Corp.	370,586
		17,422,110
	Broadline Retail — 0.5%
2,432	Dillard's, Inc., Class A	748,278

	Building Products — 1.7%
4,970	Builders FirstSource, Inc.(a)	441,237
9,224	Owens Corning	883,659
3,880	Simpson Manufacturing Co., Inc.	425,403

Shares		Fair Value
COMMON STOCKS — (continued)
	Building Products — (continued)
7,253	UFP Industries, Inc.	$576,396
		2,326,695
	Capital Markets — 0.8%
11,740	Jefferies Financial Group, Inc.	372,628
6,260	StoneX Group, Inc.(a)	648,098
		1,020,726
	Commercial Services & Supplies — 0.9%
81,906	GEO Group, Inc. (The)(a)	646,238
16,677	Heritage-Crystal Clean, Inc.(a)	593,868
		1,240,106
	Construction & Engineering — 0.8%
3,350	MYR Group, Inc.(a)	422,133
17,459	Sterling Infrastructure, Inc.(a)	661,347
		1,083,480
	Construction Materials — 0.3%
3,130	Eagle Materials, Inc.	459,328

	Consumer Finance — 1.7%
18,284	Enova International, Inc.(a)	812,358
55,830	EZCORP, Inc., Class A(a)	480,138
39,854	Navient Corp.	637,266
14,040	Synchrony Financial	408,283
		2,338,045
	Consumer Staples Distribution & Retail — 1.4%
14,440	Andersons, Inc. (The)	596,661
2,017	Casey's General Stores, Inc.	436,600
26,979	Sprouts Farmers Market, Inc.(a)	945,074
		1,978,335
	Diversified Consumer Services — 1.0%
45,660	ADT, Inc.	330,122
47,980	Perdoceo Education Corp.(a)	644,371
9,362	Stride, Inc.(a)	367,459
		1,341,952
	Diversified REITs — 0.6%
34,784	Essential Properties Realty Trust, Inc.	864,382

	Diversified Telecommunication Services — 0.4%
28,673	EchoStar Corp., Class A(a)	524,429

	Electric Utilities — 2.9%
14,890	ALLETE, Inc.	958,469
12,652	OGE Energy Corp.	476,474
14,276	Otter Tail Corp.	1,031,727
6,680	Pinnacle West Capital Corp.	529,323
19,560	Portland General Electric Co.	956,289
		3,952,282
	Electrical Equipment — 1.8%
4,684	Atkore, Inc.(a)	658,008
6,280	Encore Wire Corp.	1,163,872

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Electrical Equipment — (continued)
25,880	Thermon Group Holdings, Inc.(a)	$644,930
		2,466,810
	Electronic Equipment, Instruments & Components — 3.0%
16,396	CTS Corp.	810,946
6,579	Jabil, Inc.	580,005
18,443	Sanmina Corp.(a)	1,124,839
48,110	TTM Technologies, Inc.(a)	649,004
39,854	Vishay Intertechnology, Inc.	901,497
		4,066,291
	Energy Equipment & Services — 0.8%
4,554	Nabors Industries, Ltd.(a)	555,178
44,820	U.S. Silica Holdings, Inc.(a)	535,151
		1,090,329
	Entertainment — 0.4%
31,206	Marcus Corp. (The)	499,296

	Financial Services — 3.8%
20,600	Enact Holdings, Inc.	470,916
1,327	Essent Group, Ltd.	53,146
4,670	Federal Agricultural Mortgage Corp., Class C	621,997
21,300	Jackson Financial, Inc., Class A	796,833
30,478	MGIC Investment Corp.	409,015
18,520	Mr Cooper Group, Inc.(a)	758,764
2,140	PennyMac Financial Services, Inc.	127,566
42,449	Radian Group, Inc.	938,123
59,460	StoneCo, Ltd., Class A(a)	567,248
6,190	Voya Financial, Inc.	442,337
		5,185,945
	Food Products — 0.8%
7,604	Cal-Maine Foods, Inc.	463,008
19,440	Fresh Del Monte Produce, Inc.	585,338
		1,048,346
	Gas Utilities — 0.7%
9,080	Brookfield Infrastructure Corp., Class A	418,225
8,860	National Fuel Gas Co.	511,576
		929,801
	Ground Transportation — 1.7%
6,434	ArcBest Corp.	594,630
21,808	Covenant Logistics Group, Inc.	772,439
8,094	Knight-Swift Transportation Holdings, Inc.	457,959
22,486	Marten Transport, Ltd.	471,082
		2,296,110
	Health Care Equipment & Supplies — 2.3%
22,381	Avanos Medical, Inc.(a)	665,611
14,790	Embecta Corp.	415,895
5,260	Haemonetics Corp.(a)	435,265
7,840	Lantheus Holdings, Inc.(a)	647,270
6,730	Merit Medical Systems, Inc.(a)	497,683

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care Equipment & Supplies — (continued)
5,718	QuidelOrtho Corp.(a)	$509,417
		3,171,141
	Health Care Providers & Services — 3.1%
5,333	Addus HomeCare Corp.(a)	569,351
4,983	AMN Healthcare Services, Inc.(a)	413,390
18,780	Cross Country Healthcare, Inc.(a)	419,170
7,730	Encompass Health Corp.	418,193
5,740	Ensign Group, Inc. (The)	548,400
13,236	Fulgent Genetics, Inc.(a)	413,228
6,414	Henry Schein, Inc.(a)	522,997
11,870	Premier, Inc., Class A	384,232
4,025	Universal Health Services, Inc., Class B	511,577
		4,200,538
	Health Care REITs — 0.7%
15,940	LTC Properties, Inc.	559,972
51,108	Medical Properties Trust, Inc.	420,108
		980,080
	Health Care Technology — 0.9%
24,561	HealthStream, Inc.(a)	665,603
38,990	Veradigm, Inc.(a)	508,820
		1,174,423
	Hotel & Resort REITs — 2.1%
54,819	Apple Hospitality REIT, Inc.	850,791
38,050	Chatham Lodging Trust.	399,145
76,303	DiamondRock Hospitality Co.	620,343
33,450	Park Hotels & Resorts, Inc.	413,442
69,580	Sunstone Hotel Investors, Inc.	687,451
		2,971,172
	Hotels, Restaurants & Leisure — 1.2%
18,770	Bloomin' Brands, Inc.	481,451
9,570	Hilton Grand Vacations, Inc.(a)	425,195
5,320	Monarch Casino & Resort, Inc.	394,478
26,860	Target Hospitality Corp.(a)	352,940
		1,654,064
	Household Durables — 2.9%
21,444	Ethan Allen Interiors, Inc.	588,852
14,990	Green Brick Partners, Inc.(a)	525,549
19,060	La-Z-Boy, Inc.	554,265
9,730	M/I Homes, Inc.(a)	613,866
6,160	Skyline Champion Corp.(a)	463,417
22,620	Taylor Morrison Home Corp.(a)	865,441
6,960	Toll Brothers, Inc.	417,809
		4,029,199
	Independent Power and Renewable Electricity Producers — 0.3%
13,270	Brookfield Renewable Corp., Class A	463,787

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrial REITs — 0.3%
5,000	Innovative Industrial Properties, Inc.	$379,950

	Insurance — 4.4%
30,700	Ambac Financial Group, Inc.(a)	475,236
19,315	American Equity Investment Life Holding Co.	704,805
10,205	Assured Guaranty, Ltd.	513,005
9,214	Axis Capital Holdings, Ltd.	502,347
9,380	Brighthouse Financial, Inc.(a)	413,752
34,954	CNO Financial Group, Inc.	775,629
184,280	Genworth Financial, Inc., Class A(a)	925,086
20,158	Old Republic International Corp.	503,345
3,347	RenaissanceRe Holdings, Ltd.	670,538
12,814	Unum Group.	506,922
		5,990,665
	Interactive Media & Services — 1.2%
22,990	Cargurus, Inc.(a)	429,453
37,680	Cars.com, Inc.(a)	727,224
13,750	Yelp, Inc.(a)	422,125
		1,578,802

	IT Services — 0.3%
21,657	Hackett Group, Inc. (The)	400,221

	Leisure Products — 0.3%
12,640	MasterCraft Boat Holdings, Inc.(a)	384,635

	Life Sciences Tools & Services — 0.4%
69,331	AbCellera Biologics, Inc.(a)	522,756

	Machinery — 2.5%
3,350	AGCO Corp.	452,920
9,390	Allison Transmission Holdings, Inc.	424,803
11,210	Mueller Industries, Inc.	823,711
38,890	REV Group, Inc.	466,291
12,360	Terex Corp.	597,977
2,150	Timken Co. (The)	175,698
18,210	Wabash National Corp.	447,784
		3,389,184

	Media — 1.0%
15,320	Liberty Media Corp-Liberty SiriusXM, Class A(a)	430,339
15,370	Liberty Media Corp-Liberty SiriusXM, Class C(a)	430,206
183	Nexstar Media Group, Inc.	31,597
20,590	Thryv Holdings, Inc.(a)	474,805
		1,366,947

	Metals & Mining — 4.0%
2,850	Alpha Metallurgical Resources, Inc.	444,600
23,250	Cleveland-Cliffs, Inc.(a)	426,172
20,570	Commercial Metals Co.	1,005,873
1,130	Reliance Steel & Aluminum Co.	290,116
14,260	Ryerson Holding Corp.	518,779
5,808	Steel Dynamics, Inc.	656,652

Shares		Fair Value
COMMON STOCKS — (continued)
	Metals & Mining — (continued)
70,761	SunCoke Energy, Inc.	$635,434
16,700	U.S. Steel Corp.	435,870
24,670	Warrior Met Coal, Inc.	905,636
3,010	Worthington Industries, Inc.	194,597
		5,513,729

	Mortgage Real Estate Investment Trusts (REITs) — 2.3%
60,720	Apollo Commercial Real Estate Finance, Inc.	565,303
55,770	Arbor Realty Trust, Inc.	640,797
41,430	Invesco Mortgage Capital, Inc.	459,459
59,010	Ladder Capital Corp.	557,644
49,675	Ready Capital Corp.	505,195
51,050	Rithm Capital Corp.	408,400
		3,136,798

	Multi-Utilities — 1.0%
10,974	Avista Corp.	465,846
14,555	NorthWestern Corp.	842,153
		1,307,999

	Office REITs — 1.2%
18,850	Highwoods Properties, Inc.	437,131
10,713	Kilroy Realty Corp.	347,101
54,967	Piedmont Office Realty Trust, Inc., Class A	401,259
26,760	Vornado Realty Trust	411,301
		1,596,792

	Oil, Gas & Consumable Fuels — 5.3%
2,960	Arch Resources, Inc.	389,122
32,790	Ardmore Shipping Corp.	487,587
12,396	CVR Energy, Inc.	406,341
55,570	DHT Holdings, Inc.	600,712
32,611	Dorian LPG, Ltd.	650,263
15,950	FLEX LNG, Ltd.	535,601
15,860	International Seaways, Inc.	661,045
22,950	Kosmos Energy, Ltd.(a)	170,748
19,860	Par Pacific Holdings, Inc.(a)	579,912
19,387	PBF Energy, Inc., Class A	840,620
18,810	Peabody Energy Corp.(a)	481,536
13,140	Scorpio Tankers, Inc.	739,913
15,720	Teekay Tankers, Ltd., Class A(a)	674,860
		7,218,260

	Paper & Forest Products — 0.3%
12,504	Clearwater Paper Corp.(a)	417,884

	Passenger Airlines — 1.0%
10,321	Alaska Air Group, Inc.(a)	433,069
5,657	Copa Holdings SA, Class A(a)	522,424
10,820	United Airlines Holdings, Inc.(a)	478,785
		1,434,278

	Pharmaceuticals — 3.5%
28,568	Amphastar Pharmaceuticals, Inc.(a)	1,071,300

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Pharmaceuticals — (continued)
22,457	Corcept Therapeutics, Inc.(a)	$486,419
7,430	Harmony Biosciences Holdings, Inc.(a)	242,589
33,700	Innoviva, Inc.(a)	379,125
3,012	Jazz Pharmaceuticals PLC(a)	440,746
14,432	Prestige Consumer Healthcare, Inc.(a)	903,876
22,605	Supernus Pharmaceuticals, Inc.(a)	818,979
39,869	Viatris, Inc.	383,540
		4,726,574

	Real Estate Management & Development—1.3%
33,375	Cushman & Wakefield PLC(a)	351,773
24,305	Forestar Group, Inc.(a)	378,186
6,739	Howard Hughes Corp. (The)(a)	539,120
61,893	Newmark Group, Inc., Class A	438,202
		1,707,281

	Retail REITs — 1.8%
20,108	Getty Realty Corp.	724,491
43,494	Kimco Realty Corp.	849,438
10,530	Spirit Realty Capital, Inc.	419,515
52,670	Whitestone REIT.	484,564
		2,478,008

	Semiconductors & Semiconductor Equipment—3.2%
50,621	Amkor Technology, Inc.	1,317,158
8,022	Axcelis Technologies, Inc.(a)	1,068,932
35,210	Photronics, Inc.(a)	583,782
26,808	Rambus, Inc.(a)	1,374,178
		4,344,050

	Software — 0.2%
25,640	Adeia, Inc.	227,170

	Specialized REITs — 2.0%
11,013	EPR Properties.	419,595
18,555	PotlatchDeltic Corp.	918,472
138,289	Uniti Group, Inc.	490,926
27,210	VICI Properties, Inc.	887,590
		2,716,583

	Specialty Retail — 4.5%
49,940	American Eagle Outfitters, Inc.	671,194
3,084	AutoNation, Inc.(a)	414,366
4,540	Group 1 Automotive, Inc.	1,027,947
17,765	Haverty Furniture Cos., Inc.	566,881
2,432	Murphy USA, Inc.	627,578
16,648	ODP Corp. (The)(a)	748,827
3,938	Penske Automotive Group, Inc.	558,448
11,950	Signet Jewelers, Ltd.	929,471
11,928	Sonic Automotive, Inc., Class A.	648,167
		6,192,879

	Tobacco — 0.4%
49,730	Vector Group, Ltd.	597,257

Shares		Fair Value
COMMON STOCKS — (continued)
	Trading Companies & Distributors — 3.2%
8,507	BlueLinx Holdings, Inc.(a)	$578,136
19,876	Boise Cascade Co.	1,257,157
7,910	GMS, Inc.(a)	457,910
41,260	Hudson Technologies, Inc.(a)	360,200
13,150	Triton International, Ltd.	831,343
6,680	Veritiv Corp.	902,735
		4,387,481
	Total Common Stocks
	(Cost $127,811,577)	135,575,070

WARRANTS — 0.0%
	Energy Equipment & Services — 0.0%
911	Nabors Industries, Ltd., 06/11/2026(a)	17,081

	Total Warrants
	(Cost $–)	17,081

MONEY MARKET FUND — 0.4%
516,260	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	516,260

	Total Money Market Fund
	(Cost $516,260)	516,260

Total Investments — 99.8%
(Cost $128,327,837)		136,108,411
Net Other Assets (Liabilities) — 0.2%		220,987
NET ASSETS — 100.0%		$136,329,398

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.4%
	Automobile Components — 3.8%
163,889	Aptiv PLC(a)	$18,386,707

	Biotechnology — 2.5%
14,335	Regeneron Pharmaceuticals, Inc.(a)	11,778,639

	Broadline Retail — 4.6%
211,581	Amazon.com, Inc.(a)	21,854,202

	Capital Markets — 6.7%
381,874	Charles Schwab Corp. (The)	20,002,560
34,777	S&P Global, Inc.	11,990,066
		31,992,626

	Communications Equipment — 3.2%
104,558	F5, Inc.(a)	15,233,055

	Consumer Finance — 2.1%
102,808	Capital One Financial Corp.	9,886,017

	Containers & Packaging — 3.5%
301,168	Ball Corp.	16,597,369

	Electronic Equipment, Instruments & Components — 2.9%
361,092	Coherent Corp.(a)	13,750,383

	Entertainment — 4.4%
178,702	Take-Two Interactive Software, Inc.(a)	21,319,149

	Financial Services — 9.1%
81,999	Global Payments, Inc.	8,629,575
207,456	PayPal Holdings, Inc.(a)	15,754,208
85,217	Visa, Inc., Class A	19,213,025
		43,596,808

	Health Care Providers & Services — 9.6%
78,028	HCA Healthcare, Inc.	20,574,423
54,173	UnitedHealth Group, Inc.	25,601,618
		46,176,041

	Household Durables — 1.5%
68,134	Lennar Corp., Class A.	7,161,565

	Interactive Media & Services — 7.0%
252,990	Alphabet, Inc., Class C(a)	26,310,960
301,514	ZoomInfo Technologies, Inc.(a)	7,450,411
		33,761,371

	IT Services — 3.2%
195,977	Akamai Technologies, Inc.(a)	15,344,999

	Life Sciences Tools & Services — 7.4%
86,568	Danaher Corp.	21,818,599
67,302	IQVIA Holdings, Inc.(a)	13,385,695
		35,204,294
	Media — 3.8%
475,540	Comcast Corp., Class A	18,027,721

Shares		Fair Value
COMMON STOCKS — (continued)
	Pharmaceuticals — 2.3%
157,820	Bristol-Myers Squibb Co.	$10,938,504

	Professional Services — 1.8%
44,011	Verisk Analytics, Inc.	8,443,950

	Real Estate Management & Development—2.2%
147,345	CBRE Group, Inc., Class A(a)	10,728,189

	Semiconductors & Semiconductor Equipment—7.1%
242,092	Marvell Technology, Inc.	10,482,584
126,544	NXP Semiconductors NV	23,597,292
		34,079,876

	Software — 8.3%
43,670	Intuit, Inc.	19,469,396
50,969	Microsoft Corp.	14,694,363
43,573	PTC, Inc.(a)	5,587,366
		39,751,125

	Wireless Telecommunication Services —1.4%
47,797	T-Mobile U.S. Inc(a)	6,922,918

	Total Common Stocks
	(Cost $305,689,830)	470,935,508

MONEY MARKET FUND — 1.8%
8,527,697	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	8,527,697

	Total Money Market Fund
	(Cost $8,527,697)	8,527,697

Total Investments — 100.2%
(Cost $314,217,527)		479,463,205
Net Other Assets (Liabilities) — (0.2)%		(1,029,721)
NET ASSETS—100.0%		$478,433,484

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.5%
	Aerospace & Defense — 0.5%
49,742	L3Harris Technologies, Inc.	$9,761,370

	Air Freight & Logistics —2.6%
270,837	United Parcel Service, Inc., Class B	52,539,670

	Beverages —3.1%
347,484	PepsiCo, Inc.	63,346,333

	Biotechnology —3.8%
487,226	AbbVie, Inc.	77,649,208

	Broadline Retail —3.2%
1,459,624	eBay, Inc.	64,763,517

	Capital Markets —10.1%
241,907	Ameriprise Financial, Inc.	74,144,495
88,899	BlackRock, Inc.	59,484,099
228,709	Goldman Sachs Group, Inc. (The)	74,813,001
		208,441,595
	Chemicals —2.3%
164,202	Air Products & Chemicals, Inc.	47,160,456

	Communications Equipment —7.7%
1,498,107	Cisco Systems, Inc.	78,313,543
282,422	Motorola Solutions, Inc.	80,809,407
		159,122,950

	Consumer Finance —1.9%
404,305	Discover Financial Services	39,961,506

	Consumer Staples Distribution & Retail —2.9%
353,741	Target Corp.	58,590,122

	Containers & Packaging —3.9%
451,542	Avery Dennison Corp.	80,794,410

	Health Care Equipment & Supplies — 3.7%
752,191	Abbott Laboratories	76,166,861

	Health Care Providers & Services — 6.0%
602,668	CVS Health Corp.	44,784,259
172,367	Elevance Health, Inc.	79,256,070
		124,040,329

	Hotels, Restaurants & Leisure —0.5%
101,013	Starbucks Corp.	10,518,484

	Insurance —11.1%
886,319	Aflac, Inc.	57,185,302
356,024	Chubb, Ltd.	69,132,740
439,991	Marsh & McLennan Cos., Inc.	73,280,501
487,515	MetLife, Inc.	28,246,619
		227,845,162
	IT Services —3.3%
239,010	Accenture PLC, Class A	68,311,448

Shares		Fair Value
COMMON STOCKS — (continued)
	Pharmaceuticals — 6.8%
404,222	Johnson & Johnson	$62,654,410
732,484	Merck & Co., Inc.	77,928,973
		140,583,383
	Professional Services — 2.7%
599,399	Booz Allen Hamilton Holding Corp.	55,558,293

	Semiconductors & Semiconductor Equipment — 7.2%
482,651	Analog Devices, Inc.	95,188,430
443,746	Skyworks Solutions, Inc.	52,353,153
		147,541,583

	Software — 4.6%
325,069	Microsoft Corp.	93,717,393

	Specialized REITs — 3.2%
1,424,926	CubeSmart	65,860,080

	Specialty Retail — 3.7%
258,062	Home Depot, Inc. (The)	76,159,258

	Trading Companies & Distributors — 3.7%
570,630	Ferguson PLC	76,321,763

	Total Common Stocks
	(Cost $1,368,999,383)	2,024,755,174

MONEY MARKET FUND — 1.5%
30,783,774	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(a)	30,783,774

	Total Money Market Fund
	(Cost $30,783,774)	30,783,774
Total Investments — 100.0%
(Cost $1,399,783,157)		2,055,538,948
Net Other Assets (Liabilities) — 0.0%		928,361
NET ASSETS—100.0%		$2,056,467,309

(a)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.2%
	Australia — 6.4%
31,200	ANZ Group Holdings, Ltd.	$480,796
1,775	BHP Group, Ltd.	56,115
88,400	Fortescue Metals Group, Ltd.	1,328,791
75,875	National Australia Bank, Ltd.	1,413,806
464,650	Pilbara Minerals, Ltd.	1,236,156
262,500	Qantas Airways, Ltd.(a)	1,171,657
8,100	Sonic Healthcare, Ltd.	189,888
81,150	Suncorp Group, Ltd.	659,354
781,125	Vicinity Centres	1,021,592
44,275	Westpac Banking Corp.	644,627
		8,202,782
	Austria — 2.1%
17,375	ANDRITZ AG	1,175,665
34,475	Erste Group Bank AG	1,142,135
9,050	OMV AG	415,605
		2,733,405
	Belgium — 0.9%
10,525	Solvay SA	1,203,705

	Bermuda — 0.9%
24,200	Jardine Matheson Holdings, Ltd.	1,177,142

	Denmark — 1.0%
800	Carlsberg AS, Class B	124,134
11,475	Pandora A/S	1,101,465
		1,225,599

	Finland — 1.9%
68,625	Fortum OYJ	1,051,234
124,650	Nordea Bank Abp.	1,331,887
		2,383,121

	France — 13.1%
17,675	Amundi SA(b)	1,113,686
34,950	AXA SA	1,066,589
4,750	BNP Paribas SA	283,658
7,050	Capgemini SE	1,310,140
22,175	Cie de Saint-Gobain	1,260,507
4,175	Dassault Aviation SA	825,941
11,175	Eiffage SA	1,209,314
10,400	Ipsen SA	1,145,165
2,275	LVMH Moet Hennessy Louis Vuitton SE	2,088,242
108,225	Orange SA	1,285,732
17,025	Publicis Groupe SA	1,328,968
30,075	Renault SA(a)	1,225,742
17,425	Sanofi	1,890,242
4,175	Sodexo SA	407,775
6,875	TotalEnergies SE	405,376
		16,847,077

	Germany — 8.3%
1,625	Allianz SE	375,109
25,950	Bayer AG	1,657,728
14,025	Bayerische Motoren Werke AG	1,537,121
12,875	Deutsche Lufthansa AG(a)	143,202

Shares		Fair Value
COMMON STOCKS — (continued)
	Germany — (continued)
72,550	Deutsche Telekom AG	$1,758,053
108,975	E.ON SE	1,359,433
41,150	Fresenius SE & Co. KGaA	1,111,184
18,400	HeidelbergCement AG	1,343,517
16,325	Infineon Technologies AG	670,389
9,250	Mercedes-Benz Group AG	711,351
		10,667,087
	Hong Kong — 0.9%
81,500	Sun Hung Kai Properties, Ltd.	1,141,783

	Israel — 1.0%
2,200	Check Point Software Technologies, Ltd.(a)	286,000
117,700	Teva Pharmaceutical Industries, Ltd., ADR(a)	1,041,645
		1,327,645
	Italy — 3.3%
71,950	Assicurazioni Generali SpA	1,433,576
506,675	Intesa Sanpaolo SpA	1,300,352
77,750	UniCredit SpA	1,465,422
		4,199,350
	Japan — 20.3%
16,500	Asahi Group Holdings, Ltd.	614,098
105,900	Chubu Electric Power Co., Inc.	1,117,183
2,500	Hirose Electric Co., Ltd.	327,067
26,900	Hitachi, Ltd.	1,478,443
9,400	Inpex Corp.	99,476
45,800	ITOCHU Corp.	1,491,543
102,400	Japan Post Holdings Co., Ltd.	831,076
66,000	Japan Tobacco, Inc.	1,394,154
110,200	Marubeni Corp.	1,498,689
41,000	Mitsubishi Corp.	1,473,395
212,500	Mitsubishi HC Capital, Inc.	1,097,296
53,800	Mitsui & Co., Ltd.	1,676,938
39,100	Mitsui OSK Lines, Ltd.	980,536
59,300	Nippon Steel Corp.	1,398,382
31,500	Nippon Yusen KK	735,788
28,400	Olympus Corp.	498,782
53,200	Ono Pharmaceutical Co., Ltd.	1,108,592
95,200	Renesas Electronics Corp.(a)	1,378,573
54,600	SBI Holdings, Inc.	1,084,347
8,300	Seven & i Holdings Co., Ltd.	374,945
36,100	SoftBank Group Corp.	1,419,218
70,500	SUMCO Corp.	1,060,598
79,200	Sumitomo Corp.	1,403,056
45,200	Takeda Pharmaceutical Co., Ltd.	1,484,529
		26,026,704

	Luxembourg — 0.1%
6,100	ArcelorMittal SA	184,807

	Netherlands — 7.0%
74,075	ABN AMRO Bank NV(b)	1,174,641
18,200	AerCap Holdings NV(a)	1,023,386
14,175	Heineken Holding NV	1,300,530
See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Netherlands — (continued)
41,900	Koninklijke Ahold Delhaize NV	$1,431,519
17,750	Randstad NV	1,053,724
84,500	Stellantis NV	1,536,740
26,775	STMicroelectronics NV	1,426,671
		8,947,211
	Norway — 1.7%
51,375	DNB Bank ASA	919,394
161,400	Norsk Hydro ASA	1,204,596
		2,123,990
	Singapore — 0.9%
251,300	Singapore Airlines, Ltd.	1,083,975

	Spain — 3.2%
218,575	Banco Bilbao Vizcaya Argentaria SA	1,562,672
18,650	Industria de Diseno Textil SA	626,551
79,525	Repsol SA	1,222,926
167,700	Telefonica SA	722,253
		4,134,402
	Sweden — 2.9%
8,000	Essity AB, Class B	228,511
123,250	Securitas AB, Class B	1,096,388
70,400	Swedbank AB, Class A	1,157,702
218,725	Telefonaktiebolaget LM Ericsson, Class B	1,282,128
		3,764,729
	Switzerland — 8.1%
22,000	Coca-Cola HBC AG	602,255
23,325	Holcim AG	1,504,261
30,450	Novartis AG	2,795,874
20,550	Swatch Group AG (The)	1,401,350
10,325	Swiss Re AG	1,060,723
65,750	UBS Group AG	1,391,322
3,300	Zurich Insurance Group AG	1,581,356
		10,337,141
	United Kingdom — 12.3%
329,750	BP PLC	2,084,193
20,600	Coca-Cola Europacific Partners PLC	1,219,314
54,675	Imperial Brands PLC	1,257,289
8,975	InterContinental Hotels Group PLC	587,555
347,650	J Sainsbury PLC	1,196,328
531,275	JD Sports Fashion PLC	1,169,986
138,325	Phoenix Group Holdings PLC	934,583
23,450	Rio Tinto PLC	1,591,739
413,925	Rolls-Royce Holdings PLC(a)	762,393
94,325	Shell PLC	2,688,131
40,550	Unilever PLC	2,101,262
193,425	Vodafone Group PLC	213,367
		15,806,140

Shares		Fair Value
COMMON STOCKS — (continued)
	United States — 0.9%
68,330	GSK PLC	$1,207,345

	Total Common Stocks
	(Cost $110,331,928)	124,725,140

PREFERRED STOCKS — 1.0%
	Germany — 1.0%
12,450	Bayerische Motoren Werke AG	1,272,619

	Total Preferred Stocks
	(Cost $971,347)	1,272,619

MONEY MARKET FUND — 0.6%
	United States — 0.6%
774,994	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(c)	774,994

	Total Money Market Fund
	(Cost $774,994)	774,994

Total Investments — 98.8%
(Cost $112,078,269)		126,772,753
Net Other Assets (Liabilities) — 1.2%		1,582,392
NET ASSETS - 100.0%		$128,355,145

(a)	Represents non-income producing security.
(b)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents the current yield as of report date.

ADR	American Depositary Receipt

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Industry	Percentage of net assets
Aerospace & Defense	1.3%
Automobiles	4.9%
Banks	10.1%
Beverages	3.1%
Building Products	1.0%
Capital Markets	2.8%
Chemicals	0.9%
Commercial Services & Supplies	0.8%
Communications Equipment	1.0%
Construction & Engineering	0.9%
Construction Materials	2.2%
Consumer Staples Distribution & Retail	2.3%
Diversified Telecommunication Services	3.0%
Electric Utilities	1.7%
Electronic Equipment, Instruments & Components	0.2%
Financial Services	0.8%
Health Care Equipment & Supplies	0.4%
Health Care Providers & Services	1.1%
Hotels, Restaurants & Leisure	0.8%
Household Products	0.2%
Industrial Conglomerates	2.0%
Insurance	6.0%
IT Services	1.0%
Machinery	0.9%
Marine Transportation	1.4%
Media	1.0%
Metals & Mining	5.4%
Money Market Fund	0.6%
Multi-Utilities	1.1%
Oil, Gas & Consumable Fuels	5.3%
Passenger Airlines	1.9%
Personal Care Products	1.6%
Pharmaceuticals	9.7%
Professional Services	0.9%
Real Estate Management & Development	0.9%
Retail REITs	0.8%
Semiconductors & Semiconductor Equipment	3.5%
Software	0.2%
Specialty Retail	1.4%
Textiles, Apparel & Luxury Goods	3.6%
Tobacco	2.1%
Trading Companies & Distributors	6.7%
Wireless Telecommunication Services	1.3%
98.8%

Continued

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.2%
	Aerospace & Defense — 2.7%
3,139	Ducommun, Inc.(a)	$171,735

	Automobile Components — 3.5%
8,088	Gentex Corp.	226,707

	Banks — 2.7%
2,463	SouthState Corp.	175,513

	Capital Markets — 2.1%
652	Morningstar, Inc.	132,376

	Chemicals — 2.1%
1,828	CF Industries Holdings, Inc.	132,512

	Commercial Services & Supplies — 6.1%
5,996	Civeo Corp.(a)	123,817
1,913	Waste Connections, Inc.	266,041
		389,858
	Communications Equipment — 3.2%
1,394	F5, Inc.(a)	203,092

	Consumer Finance — 2.8%
14,286	SLM Corp.	177,003

	Containers & Packaging — 2.3%
1,790	Crown Holdings, Inc.	148,051

	Entertainment — 3.7%
1,994	Take-Two Interactive Software, Inc.(a)	237,884

	Financial Services — 8.9%
7,021	Cannae Holdings, Inc.(a)	141,684
1,564	Euronet Worldwide, Inc.(a)	175,011
2,428	Global Payments, Inc.	255,523
		572,218
	Health Care Providers & Services — 9.2%
2,940	Centene Corp.(a)	185,838
4,444	Encompass Health Corp.	240,420
714	Laboratory Corp. of America Holdings.	163,806
		590,064
	Household Durables — 1.7%
2,727	Tempur Sealy International, Inc.	107,689

	Independent Power and Renewable Electricity Producers — 3.5%
3,721	NextEra Energy Partners L.P	226,051

	Insurance — 5.1%
818	Arthur J Gallagher & Co.	156,492
1,565	Globe Life, Inc.	172,181
		328,673
	Media — 4.2%
381	Cable One, Inc.	267,462
Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — 9.1%
1,786	Arch Resources, Inc.	$234,788
6,583	Callon Petroleum Co.(a)	220,135
8,236	CNX Resources Corp.(a)	131,941
		586,864

	Professional Services — 11.7%
1,546	ASGN, Inc.(a)	127,808
4,237	Genpact, Ltd.	195,834
1,455	Jacobs Solutions, Inc.	170,977
1,728	SS&C Technologies Holdings, Inc.	97,580
2,579	TransUnion.	160,259
		752,458

	Real Estate Management & Development — 6.4%
2,021	CBRE Group, Inc., Class A(a)	147,149
703	FirstService Corp.	99,116
7,287	Legacy Housing Corp.(a)	165,852
		412,117

	Software — 2.2%
1,074	PTC, Inc.(a)	137,719

	Specialty Retail — 1.3%
1,336	CarMax, Inc.(a)	85,878

	Trading Companies & Distributors — 2.7%
4,397	Air Lease Corp.	173,110
	Total Common Stocks
	(Cost $5,634,298)	6,235,034

MONEY MARKET FUND — 2.8%
182,690	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	182,690
	Total Money Market Fund
	(Cost $182,690)	182,690
Total Investments — 100.0%
(Cost $5,816,988)		6,417,724
Net Other Assets (Liabilities) — 0.0%		2,356
NET ASSETS — 100.0%		$6,420,080

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Cap Relative Value Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.4%
	Automobile Components — 1.8%
14,815	Magna International, Inc.	$793,640

	Banks — 3.9%
7,662	East West Bancorp, Inc.	425,241
33,710	Huntington Bancshares, Inc.	377,552
28,614	KeyCorp.	358,247
7,598	Wintrust Financial Corp.	554,274
		1,715,314

	Building Products — 2.3%
4,507	Carlisle Cos., Inc.	1,018,897

	Capital Markets — 2.8%
4,052	Ameriprise Financial, Inc.	1,241,938

	Chemicals — 3.3%
13,563	Avient Corp.	558,253
7,668	Westlake Corp.	889,335
		1,447,588

	Communications Equipment — 1.2%
10,104	Ciena Corp.(a)	530,662

	Construction & Engineering — 2.3%
10,531	MasTec, Inc.(a)	994,548

	Consumer Staples Distribution & Retail — 5.2%
5,231	Casey's General Stores, Inc.	1,132,302
19,190	Performance Food Group Co.(a)	1,157,925
		2,290,227

	Containers & Packaging — 4.9%
6,158	Avery Dennison Corp.	1,101,851
17,299	Berry Global Group, Inc.	1,018,911
		2,120,762

	Electronic Equipment, Instruments & Components — 7.6%
6,473	Arrow Electronics, Inc.(a)	808,284
7,070	CDW Corp.	1,377,872
26,527	nVent Electric PLC	1,139,069
		3,325,225

	Entertainment — 4.1%
11,433	Activision Blizzard, Inc.	978,550
6,730	Take-Two Interactive Software, Inc.(a)	802,889
		1,781,439

	Financial Services — 2.6%
10,140	Fiserv, Inc.(a)	1,146,124

	Food Products — 2.3%
9,670	Lamb Weston Holdings, Inc.	1,010,708

	Gas Utilities — 4.0%
16,534	Southwest Gas Holdings, Inc.	1,032,548
20,610	UGI Corp.	716,404
		1,748,952
Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care Equipment & Supplies — 3.8%
2,603	Becton Dickinson & Co.	$644,347
7,875	Zimmer Biomet Holdings, Inc.	1,017,450
		1,661,797
	Household Durables — 2.0%
14,950	PulteGroup, Inc.	871,286

	Industrial REITs — 2.3%
6,032	EastGroup Properties, Inc.	997,210

	Insurance — 7.6%
6,282	American Financial Group, Inc.	763,263
12,910	First American Financial Corp.	718,570
9,234	Globe Life, Inc.	1,015,925
6,282	Hanover Insurance Group, Inc. (The)	807,237
		3,304,995

	Leisure Products — 1.2%
4,716	Polaris, Inc.	521,731

	Life Sciences Tools & Services — 7.1%
4,929	ICON PLC(a)	1,052,785
7,668	PerkinElmer, Inc.	1,021,837
1,783	Thermo Fisher Scientific, Inc.	1,027,668
		3,102,290

	Machinery — 1.8%
9,303	Oshkosh Corp.	773,824

	Office REITs — 1.3%
4,451	Alexandria Real Estate Equities, Inc.	559,001

	Oil, Gas & Consumable Fuels — 5.4%
31,879	Coterra Energy, Inc.	782,311
4,439	Diamondback Energy, Inc.	600,020
9,670	Phillips 66	980,344
		2,362,675

	Professional Services — 3.2%
4,737	CACI International, Inc., Class A(a)	1,403,479

	Real Estate Management & Development — 1.7%
9,360	Howard Hughes Corp. (The)(a)	748,800

	Residential REITs — 2.1%
5,940	Mid-America Apartment Communities, Inc.	897,178

	Semiconductors & Semiconductor Equipment — 1.6%
5,976	Skyworks Solutions, Inc.	705,048

	Software — 3.2%
23,095	Dropbox, Inc., Class A(a)	499,314
6,975	PTC, Inc.(a)	894,404
		1,393,718

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Cap Relative Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Specialized REITs — 1.2%
5,210	Digital Realty Trust, Inc.	$512,195

	Trading Companies & Distributors — 2.6%
2,885	United Rentals, Inc.	1,141,768
	Total Common Stocks
	(Cost $22,273,606)	42,123,019
MONEY MARKET FUND — 3.6%
1,573,326	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	1,573,326

	Total Money Market Fund
	(Cost $1,573,326)	1,573,326

Total Investments — 100.0% (Cost $23,846,932)		43,696,345
Net Other Assets (Liabilities) — 0.0%		(11,387)
NET ASSETS — 100.0%		$43,684,958

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital Real Estate Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.4%
	Data Center — 10.5%
25,273	Digital Realty Trust, Inc.	$2,484,589
7,268	Equinix, Inc.	5,240,519
		7,725,108
	Diversified — 1.9%
56,353	Essential Properties Realty Trust, Inc.	1,400,372
	Health Care — 6.5%
44,499	Ventas, Inc.	1,929,032
40,921	Welltower, Inc.	2,933,626
		4,862,658
	Hotel & Resort — 3.2%
36,204	Apple Hospitality REIT, Inc.	561,886
20,369	Ryman Hospitality Properties, Inc.	1,827,710
		2,389,596
	Industrial — 14.3%
11,575	EastGroup Properties, Inc.	1,913,579
38,058	First Industrial Realty Trust, Inc.	2,024,686
53,474	Prologis, Inc.	6,671,951
		10,610,216
	Multi-Family Residential — 13.5%
15,255	Camden Property Trust.	1,599,334
10,282	Essex Property Trust, Inc.	2,150,378
17,130	Mid-America Apartment Communities, Inc.	2,587,315
23,510	NexPoint Residential Trust, Inc.	1,026,682
65,272	UDR, Inc.	2,680,068
		10,043,777
	Office — 3.9%
17,262	Alexandria Real Estate Equities, Inc.	2,167,935
30,555	Highwoods Properties, Inc.	708,570
		2,876,505
	Other Specialized — 3.0%
68,038	VICI Properties, Inc.	2,219,399
	Real Estate Development — 1.6%
14,906	Howard Hughes Corp. (The)(a)	1,192,480
	Retail — 13.1%
90,748	Brixmor Property Group, Inc.	1,952,897
43,153	InvenTrust Properties Corp.	1,009,780
127,156	Kite Realty Group Trust.	2,660,104
62,040	NETSTREIT Corp.	1,134,091
84,128	Retail Opportunity Investments Corp.	1,174,427
89,828	Tanger Factory Outlet Centers, Inc.	1,763,324
		9,694,623
	Self-Storage — 6.7%
52,966	CubeSmart.	2,448,089
19,419	Life Storage, Inc.	2,545,637
		4,993,726
Shares		Fair Value
COMMON STOCKS — (continued)
	Single-Family Residential — 3.6%
86,106	Invitation Homes, Inc.	$2,689,090

	Telecom Tower — 16.6%
26,616	American Tower Corp.	5,438,713
28,886	Crown Castle, Inc.	3,866,102
11,719	SBA Communications Corp.	3,059,479
		12,364,294
	Total Common Stocks
	(Cost $45,117,339)	73,061,844

MONEY MARKET FUND — 1.6%
1,212,419	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	1,212,419
	Total Money Market Fund
	(Cost $1,212,419)	1,212,419

Total Investments — 100.0% (Cost $46,329,758)		74,274,263
Net Other Assets (Liabilities) — 0.0%		3,250
NET ASSETS — 100.0%		$74,277,513

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.9%
	Aerospace & Defense — 3.2%
97,063	Moog, Inc., Class A.	$9,779,097

	Automobile Components — 1.4%
50,695	Dorman Products, Inc.(a)	4,372,951

	Banks — 12.5%
136,718	Columbia Banking System, Inc.	2,928,500
136,948	Community Bank System, Inc.	7,188,400
169,262	Glacier Bancorp, Inc.	7,110,697
221,053	Old National Bancorp.	3,187,584
97,796	United Bankshares, Inc.	3,442,419
145,404	Webster Financial Corp.	5,731,826
113,303	Wintrust Financial Corp.	8,265,454
		37,854,880

	Capital Markets — 2.1%
44,779	Affiliated Managers Group, Inc.	6,377,425

	Chemicals — 3.6%
264,466	Avient Corp.	10,885,421

	Construction & Engineering — 3.8%
120,737	MasTec, Inc.(a)	11,402,402

	Consumer Staples Distribution & Retail — 9.6%
151,779	BJ's Wholesale Club Holdings, Inc.(a)	11,545,829
49,724	Casey's General Stores, Inc.	10,763,257
115,633	Performance Food Group Co.(a)	6,977,295
		29,286,381

	Electric Utilities — 2.7%
170,626	Portland General Electric Co.	8,341,905

	Electrical Equipment — 2.9%
100,547	EnerSys.	8,735,523

	Electronic Equipment, Instruments & Components — 5.2%
128,239	Belden, Inc.	11,127,298
96,530	ePlus, Inc.(a)	4,733,831
		15,861,129

	Entertainment — 1.5%
39,454	Take-Two Interactive Software, Inc.(a)	4,706,862

	Gas Utilities — 2.3%
112,799	Southwest Gas Holdings, Inc.	7,044,298

	Household Durables — 3.7%
141,423	Ethan Allen Interiors, Inc.	3,883,476
63,562	Meritage Homes Corp.	7,421,499
		11,304,975

	Industrial REITs — 3.8%
219,040	First Industrial Realty Trust, Inc.	11,652,928

	Insurance — 7.3%
83,081	Hanover Insurance Group, Inc. (The).	10,675,908
Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — (continued)
120,026	Selective Insurance Group, Inc.	$11,442,079
		22,117,987

	Life Sciences Tools & Services — 3.5%
30,925	West Pharmaceutical Services, Inc.	10,714,585

	Machinery — 6.4%
97,166	Crane Holdings Co.	11,028,341
100,990	Oshkosh Corp.	8,400,348
		19,428,689

	Office REITs — 1.3%
164,742	Highwoods Properties, Inc.	3,820,367

	Oil, Gas & Consumable Fuels — 2.9%
22,708	Chord Energy Corp.	3,056,497
55,409	Matador Resources Co.	2,640,239
104,898	Northern Oil & Gas, Inc.	3,183,654
		8,880,390

	Professional Services — 3.7%
37,802	CACI International, Inc., Class A(a)	11,199,977

	Retail REITs — 0.8%
126,370	Tanger Factory Outlet Centers, Inc.	2,480,643

	Semiconductors & Semiconductor Equipment — 5.7%
139,120	ON Semiconductor Corp.(a)	11,452,358
56,670	Qorvo, Inc.(a)	5,755,972
		17,208,330

	Software — 2.9%
67,857	PTC, Inc.(a)	8,701,303

	Trading Companies & Distributors — 4.1%
8,740	Herc Holdings, Inc.	995,486
28,675	United Rentals, Inc.	11,348,418
		12,343,904

	Total Common Stocks
	(Cost $97,159,510)	294,502,352

MONEY MARKET FUND — 3.0%
9,065,095	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	9,065,095
	Total Money Market Fund
	(Cost $9,065,095)	9,065,095

Total Investments — 99.9%
(Cost $106,224,605)		303,567,447
Net Other Assets (Liabilities) — 0.1%		429,076
NET ASSETS — 100.0%		$303,996,523

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 15.1%
$100,000	Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.290%, 6/16/25	$99,970
287,776	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.320%, 7/18/25	284,405
21,100	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class A2, 0.410%, 2/18/25	21,012
169,341	AmeriCredit Automobile Receivables Trust, Series 2022-1, Class A2, 2.050%, 1/20/26	167,475
183,994	ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.800%, 8/15/28(a)	182,682
185,276	ARI Fleet Lease Trust, Series 2021-A, Class A2, 0.370%, 3/15/30(a)	183,057
525,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2018-1A, Class A, 3.700%, 9/20/24(a)	522,645
275,000	Carmax Auto Owner Trust, Series 2022-4, Class A2A, 5.340%, 12/15/25	274,762
73,521	Carvana Auto Receivables Trust, Series 2021-P2, Class A3, 0.490%, 3/10/26	71,093
369,581	Chesapeake Funding II, LLC, Series 2020- 1A, Class A1, 0.870%, 8/15/32(a)	365,188
337,659	Chesapeake Funding II, LLC, Series 2021- 1A, Class A1, 0.470%, 4/15/33(a)	330,547
525	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.707%, 6/25/37	520
147,723	Enterprise Fleet Financing, LLC, Series 2020-2, Class A2, 0.610%, 7/20/26(a)	144,987
205,390	Enterprise Fleet Financing, LLC, Series 2021-2, Class A2, 0.480%, 5/20/27(a)	197,401
400,000	Ford Credit Auto Owner Trust 2018- REV2, Series 2018-2, Class A, 3.470%, 1/15/30(a)	397,766
234,879	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A3, 0.340%, 8/15/24(a)	230,012
225,000	Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.210%, 12/26/25(a)	210,555
1,227	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/24.	1,226
324,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/33(a)	318,561
89,823	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/32(a)	89,208
206,571	Santander Consumer Auto Receivables Trust 2021-A, Series 2021-AA, Class A3, 0.330%, 10/15/25(a)	203,643
80,972	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/26	79,856
138,170	Santander Drive Auto Receivables Trust, Series 2021-3, Class B, 0.600%, 12/15/25	137,520
Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$300,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.430%, 3/15/27	$295,295
450,000	Wheels SPV 2, LLC, Series 2020-1A, Class A3, 0.620%, 8/20/29(a)	435,899
280,964	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/26	269,475
300,000	World Omni Select Auto Trust, Series 2023-A, Class A2A, 5.920%, 3/15/27	299,321
	Total Asset Backed Securities
	(Cost $5,831,221)	5,814,081

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
317,328	Fannie Mae, Series 2011-140, Class BH, 2.500%, 1/25/27	307,102
335,495	Ginnie Mae, Series 2013-144, Class GA, 2.500%, 12/20/40	324,217
	Total Collateralized Mortgage Obligations
	(Cost $633,578)	631,319

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.5%
174,000	BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class B, 5.584%, (LIBOR USD 1-Month plus 0.90%), 10/15/36(a)(b)	164,646
172,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.185%, (LIBOR USD 1-Month plus 1.50%), 11/15/38(a)(b)	161,650
202,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.955%, (LIBOR USD 1-Month plus 1.27%), 12/15/38(a)(b)	192,884
202,389	BX Commercial Mortgage Trust, Series 2022-LP2, Class B, 6.139%, (TSFR1M plus 1.31%), 2/15/39(a)(b)	195,382
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.371%, 9/10/46(c)	297,554
25,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/46	24,683
195,000	COMM 2013-CCRE12 Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	192,373
350,000	COMM 2013-CCRE13 Mortgage Trust, Series 2013-CR13, Class A4, 4.194%, 11/10/46(c)	344,700
76,038	COMM 2013-CCRE8 Mortgage Trust, Series 2013-CR8, Class A5, 3.612%, 6/10/46(c)	75,879

See accompanying Notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$155,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.005%, (LIBOR USD 1-Month plus 1.32%), 11/15/38(a)(b)	$146,547
100,000	GS Mortgage Securities Trust, Series 2013- GC16, Class A4, 4.271%, 11/10/46	98,955
116,646	GS Mortgage Securities Trust 2013-GCJ12, Series 2013-GC12, Class A4, 3.135%, 6/10/46	116,398
364,000	GS Mortgage Securities Trust 2013-GCJ14, Series 2013-GC14, Class A5, 4.243%, 8/10/46	361,779
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	291,979
128,850	OPG Trust, Series 2021-PORT, Class C, 5.516%, (LIBOR USD 1-Month plus 0.83%), 10/15/36(a)(b)	120,127
143,917	SMR Mortgage Trust, Series 2022-IND, Class A, 6.477%, (TSFR1M plus 1.65%), 2/15/39(a)(b)	137,350
5,149	WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4, 3.001%, 5/15/45	5,135
350,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.045%, 3/15/47	343,551

	Total Commercial Mortgage-Backed Securities
	(Cost $3,451,029)	3,271,572

CORPORATE BONDS — 45.8%
	Aerospace & Defense — 1.4%
270,000	Boeing Co. (The), 4.508%, 5/1/23	269,904
285,000	L3Harris Technologies, Inc., 3.850%, 6/15/23	283,878
		553,782

	Automobiles — 1.7%
200,000	Ford Motor Credit Co., LLC, 3.810%, 1/9/24.	197,636
250,000	General Motors Financial Co., Inc., 5.202%, (SOFR plus 0.62%), 10/15/24(b)	246,248
203,000	Mercedes-Benz Finance North America, LLC, 3.650%, 2/22/24(a)	200,118
		644,002

	Banks — 9.2%
350,000	Bank of America Corp., MTN, 5.380%, (SOFR plus 0.73%), 10/24/24(b)	346,801
250,000	Bank of New Zealand, 3.500%, 2/20/24(a)	245,981
250,000	BPCE SA, 4.000%, 9/12/23(a)	247,450
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$325,000	Citigroup, Inc., 0.776%, (SOFR plus 0.69%), 10/30/24(d)	$315,884
250,000	Cooperatieve Rabobank UA, 3.875%, 9/26/23(a)	247,963
200,000	Federation des Caisses Desjardins du Quebec, 5.191%, (SOFR plus 0.43%), 5/21/24(a)(b)	198,377
250,000	Huntington National Bank (The), BKNT, 3.550%, 10/6/23(e)	245,465
100,000	KeyBank N.A., BKNT, 5.140%, (SOFRINDX plus 0.32%), 6/14/24(b)	97,722
150,000	Macquarie Group, Ltd., 5.289%, (SOFR plus 0.71%), 10/14/25(a)(b)	145,663
250,000	Mizuho Financial Group, Inc., 0.849%, (SOFR plus 0.87%), 9/8/24(d)	244,728
325,000	Morgan Stanley, MTN, 5.111%, (SOFR plus 0.46%), 1/25/24(c)	323,999
250,000	Standard Chartered PLC, 0.991%, (1-Year Treasury Constant Maturity plus 0.78%), 1/12/25(a)(c)	240,188
252,000	Sumitomo Mitsui Trust Bank, Ltd., 0.800%, 9/12/23(a)	246,779
400,000	U.S. Bank NA, BKNT, 3.400%, 7/24/23	397,441
		3,544,441

	Chemicals — 0.5%
200,000	Air Liquide Finance SA, 2.250%, 9/27/23(a)	196,603

	Commercial Services & Supplies — 0.5%
209,000	Republic Services, Inc., 4.750%, 5/15/23	208,832

	Communications Equipment — 0.9%
350,000	Cisco Systems, Inc., 3.625%, 3/4/24	346,256

	Construction Materials — 1.1%
228,000	Koppers, Inc., 6.000%, 2/15/25(a)	227,940
210,000	Martin Marietta Materials, Inc., 0.650%, 7/15/23	206,957
		434,897

	Consumer Staples Distribution & Retail — 0.7%
265,000	Cargill, Inc., 1.375%, 7/23/23(a)	261,803

	Diversified REITs — 1.0%
225,000	SBA Tower Trust, STEP, Series 2014-2A, Class C, 3.869%, 10/15/49(a)	218,444
179,000	Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	179,336
		397,780

	Electric Utilities — 7.9%
115,000	American Electric Power Co., Inc., 2.031%, 3/15/24(f)	111,251
260,000	Consumers Energy Co., 0.350%, 6/1/23	257,899

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$303,000	DTE Energy Co., STEP, Series C, 2.529%, 10/1/24	$291,368
300,000	Entergy Louisiana, LLC, 0.950%, 10/1/24.	282,477
120,000	Florida Power & Light Co., 4.971%, (SOFRINDX plus 0.25%), 5/10/23(b)	119,890
250,000	Korea East-West Power Co., Ltd., 3.875%, 7/19/23(a)	249,295
85,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	86,427
300,000	Oncor Electric Delivery Co., LLC, 2.750%, 6/1/24	292,508
200,000	Public Service Electric & Gas Co., MTN, 3.250%, 9/1/23	198,443
300,000	Southern California Edison Co., 5.141%, (SOFRINDX plus 0.64%), 4/3/23(b)	300,000
400,000	Southern Co. (The), Series 2021, 5.091%, (SOFRINDX plus 0.37%), 5/10/23(b)	399,424
300,000	Vistra Operations Co., LLC, 4.875%, 5/13/24(a)	295,592
137,000	WESCO Distribution, Inc., 7.125%, 6/15/25(a)	139,265
		3,023,839

	Electrical Equipment — 0.3%
130,000	Carlisle Cos., Inc., 0.550%, 9/1/23	127,165

	Energy Equipment & Services — 3.1%
220,000	Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., 5.750%, 4/1/25	214,828
300,000	Enbridge, Inc., 2.150%, 2/16/24	291,233
175,000	NuStar Logistics L.P., 5.750%, 10/1/25	170,194
250,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	247,731
250,000	Sabine Pass Liquefaction, LLC, 5.750%, 5/15/24	250,536
		1,174,522

	Entertainment — 0.7%
280,000	Warnermedia Holdings, Inc., 3.528%, 3/15/24(a)(f)	273,458

	Financial Services — 1.2%
300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.650%, 10/29/24	280,207
175,000	OneMain Finance Corp., 6.125%, 3/15/24	171,063
		451,270

	Health Care Equipment & Services — 0.5%
210,000	Humana, Inc., 0.650%, 8/3/23	207,034

	Health Care Providers & Services — 2.1%
300,000	AbbVie, Inc., 2.850%, 5/14/23	299,115
500,000	Bristol-Myers Squibb Co., 3.250%, 11/1/23	495,132
		794,247
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrial REITs — 0.5%
$205,000	Public Storage, 5.094%, (SOFR plus 0.47%), 4/23/24(b)	$204,038

	Insurance — 5.6%
325,000	AIG Global Funding, 0.800%, 7/7/23(a)	321,103
100,000	Brighthouse Financial Global Funding, 0.600%, 6/28/23(a)	98,786
75,000	Brighthouse Financial Global Funding, 5.327%, (SOFR plus 0.76%), 4/12/24(a)(b)	74,057
260,000	Five Corners Funding Trust, 4.419%, 11/15/23(a)	258,354
200,000	GA Global Funding Trust, 0.800%, 9/13/24(a)	186,189
272,000	John Hancock Life Insurance Co., 7.375%, 2/15/24(a)	275,432
300,000	Nationwide Mutual Insurance Co., 7.156%, (LIBOR USD 3-Month plus 2.29%), 12/15/24(a)(c)	298,775
400,000	New York Life Global Funding, 5.049%, (SOFR plus 0.19%), 6/30/23(a)(b)	399,248
250,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/23(a)	247,956
		2,159,900

	Oil, Gas & Consumable Fuels — 1.5%
350,000	HF Sinclair Corp., 2.625%, 10/1/23.	344,446
250,000	Southern California Gas Co., 5.488%, (LIBOR USD 3-Month plus 0.35%), 9/14/23(b)	248,262
		592,708

	Semiconductors & Semiconductor Equipment — 0.7%
250,000	Microchip Technology, Inc., 4.333%, 6/1/23	249,083

	Software — 1.5%
61,000	Dell International, LLC/EMC Corp., 5.450%, 6/15/23	60,976
300,000	Hewlett Packard Enterprise Co., 5.900%, 10/1/24	303,864
215,000	VMware, Inc., 0.600%, 8/15/23	210,977
		575,817

	Specialty Retail — 0.4%
161,000	Nordstrom, Inc., 2.300%, 4/8/24	153,755

	Telecommunication Services — 2.2%
250,000	AT&T, Inc., 5.498%, (SOFRINDX plus 0.64%), 3/25/24(b)(f)	249,692
281,251	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(a)	279,025

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — (continued)
$300,000	Verizon Communications, Inc., 5.964%, (LIBOR USD 3-Month plus 1.10%), 5/15/25(b)	$300,563
		829,280

	Tobacco — 0.6%
250,000	BAT Capital Corp., 3.222%, 8/15/24.	242,360
	Total Corporate Bonds
	(Cost $17,775,836)	17,646,872

U.S. GOVERNMENT AGENCIES — 2.0%
	Federal Home Loan Banks — 2.0%
810,000	0.440%, 9/23/24	762,851

	Total U.S. Government Agencies
	(Cost $762,741)	762,851

COMMERCIAL PAPER — 9.6%
	Automobiles — 0.8%
300,000	General Motors Financial Co., Inc., 5.501%, 5/22/23	297,513

	Banks — 3.6%
300,000	ANZ New Zealand (Int'l) Ltd., 5.276%, 8/28/23	293,461
600,000	DNB Bank ASA, 5.105%, 10/10/23	584,020
300,000	Swedbank AB, 5.038%, 9/18/23	292,661
250,000	Westpac Banking Corp., 5.246%, 11/15/23	241,904
		1,412,046

	Consumer Staples Distribution & Retail — 2.6%
1,000,000	Dollar General Corp., 4.966%, 3/4/23	999,577

	Residential REITs — 2.6%
1,000,000	UDR, Inc., 4.974%, 4/3/23	999,577

	Total Commercial Paper
	(Cost $3,710,119)	3,708,713

U.S. TREASURY BILLS — 16.9%
6,500,000	4.604%, 4/11/23(g)	6,493,420

	Total U.S. Treasury Bills
	(Cost $6,492,188)	6,493,420
Shares		Fair Value
MONEY MARKET FUND — 6.0%
2,323,962	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(h)	$2,323,962
	Total Money Market Fund
	(Cost $2,323,962)	2,323,962

Total Investments — 105.5%
(Cost $40,980,674)		40,652,790
Net Other Assets (Liabilities) — (5.5)%		(2,131,359)
NET ASSETS — 100.0%		$38,521,431

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Represents securities purchased on a when-issued basis. At March 31, 2023, total cost of investments purchased on a when-issued basis was $245,650.
(f)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(g)	Yield to maturity at time of purchase.
(h)	Represents the current yield as of report date.

BKNT	Bank Note
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 19.6%
$205,000	Ally Auto Receivables Trust, Series 2022-3, Class A4, 5.070%, 6/15/31	$207,262
44,044	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/24	44,003
2,309,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class B, 0.680%, 10/19/26	2,217,744
975,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2020-2A, Class A, 2.020%, 2/20/27(a)	895,090
590,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2023-3A, Class A, 5.440%, 2/22/28(a)	589,901
753,000	BA Credit Card Trust, Series 2022-A2, Class A2, 5.000%, 4/15/28	761,521
1,000,000	CarMax Auto Owner Trust, Series 2022-1, Class A4, 1.700%, 8/16/27	921,934
1,150,000	CarMax Auto Owner Trust, Series 2022-4, Class A3, 5.340%, 8/16/27	1,163,024
599,192	Carvana Auto Receivables Trust, Series 2021-P2, Class A3, 0.490%, 3/10/26	579,411
715,380	Chesapeake Funding II, LLC, Series 2021- 1A, Class A1, 0.470%, 4/15/33(a)	700,312
412	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.707%, 6/25/37	408
178,894	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 5.820%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(b)(c)	175,747
753,000	Discover Card Execution Note Trust, Series 2022-A4, Class A, 5.030%, 10/15/27	762,252
1,183,000	Enterprise Fleet Financing, LLC, Series 2023-1, Class A3, 5.420%, 10/22/29(a)	1,183,752
1,500,000	Enterprise Fleet Funding, LLC, Series 2021-1, Class A3, 0.700%, 12/21/26(a)	1,410,321
1,500,000	Ford Credit Auto Owner Trust 2020- REV2, Series 2020-2, Class A, 1.060%, 4/15/33(a)	1,365,505
1,000,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-2, Class A3, 0.670%, 7/15/25(a)	951,322
1,288,000	Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.680%, 12/27/27(a)	1,139,884
490,000	Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.210%, 12/26/25(a)	458,541
1,273,000	Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A3, 5.210%, 8/16/27	1,285,277
1,078,000	OneMain Direct Auto Receivables Trust 2019-1, Series 2019-1A, Class A, 3.630%, 9/14/27(a)	1,046,438
890,000	OneMain Direct Auto Receivables Trust 2023-1, Series 2023-1A, Class A, 5.410%, 11/14/29(a)	895,526
Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$299,411	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/32(a)	$297,360
775,000	OneMain Financial Issuance Trust 2022- 2, Series 2022-2A, Class A, 4.890%, 10/14/34(a)	761,233
700,000	OneMain Financial Issuance Trust 2022- 3, Series 2022-3A, Class A, 5.940%, 5/15/34(a)	701,098
600,000	Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.750%, 4/15/27	605,431
1,600,000	Verizon Master Trust, Series 2021-1, Class A, 0.500%, 5/20/27	1,520,811
1,350,000	Wheels SPV 2, LLC, Series 2020-1A, Class A3, 0.620%, 8/20/29(a)	1,307,697
1,325,000	World Omni Auto Receivables Trust, Series 2022-D, Class A3, 5.610%, 2/15/28	1,345,460
1,400,000	World Omni Select Auto Trust, Series 2023-A, Class A3, 5.650%, 7/17/28	1,401,021
	Total Asset Backed Securities
	(Cost $26,404,814)	26,695,286

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
744,249	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.500%, 7/25/49(a)(d)	669,613
69,236	Fannie Mae, Series 2012-152, Class PC, 1.750%, 8/25/42	66,938
549,549	Fannie Mae, Series 2013-35, Class CB, 2.000%, 2/25/43	517,687
40,691	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	39,104
420,640	Fannie Mae, Series 2015-71, Class PD, 2.500%, 3/25/43	404,919
289,281	Fannie Mae, Series 2016-100, Class DA, 3.000%, 2/25/43	278,311
419,005	Freddie Mac, Series 4828, Class QA, 3.500%, 3/15/47	405,001
	Total Collateralized Mortgage Obligations
	(Cost $2,557,945)	2,381,573

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.6%
862,000	BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class B, 5.584%, (LIBOR USD 1-Month plus 0.90%), 10/15/36(a) (b)	815,658
315,140	BX Commercial Mortgage Trust, Series 2021-21M, Class C, 5.861%, (LIBOR USD 1-Month plus 1.18%), 10/15/36(a) (b)	295,243

See accompanying Notes to the Financial Statements.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$434,500	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.185%, (LIBOR USD 1-Month plus 1.50%), 11/15/38(a) (b)	$408,355
953,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.955%, (LIBOR USD 1-Month plus 1.27%), 12/15/38(a) (b)	909,993
334,081	BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 5.881%, (LIBOR USD 1-Month plus 1.20%), 10/15/38(a) (b)	315,651
613,666	BX Commercial Mortgage Trust, Series 2022-LP2, Class B, 6.139%, (TSFR1M plus 1.31%), 2/15/39(a)(b)	592,420
208,000	BX Trust, Series 2021-ARIA, Class A, 5.583%, (LIBOR USD 1-Month plus 0.90%), 10/15/36(a)(b)	199,569
431,000	BX Trust, Series 2021-RISE, Class C, 6.134%, (LIBOR USD 1-Month plus 1.45%), 11/15/36(a)(b)	407,693
454,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 8/10/50	449,666
1,100,000	COMM Mortgage Trust, Series 2014- LC15, Class A4, 4.006%, 4/10/47	1,076,775
394,500	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.005%, (LIBOR USD 1-Month plus 1.32%), 11/15/38(a) (b)	372,987
38,531	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(a)	38,183
186,120	GS Mortgage Securities Trust, Series 2014-GC24, Class AAB, 3.650%, 9/10/47	182,781
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	973,262
300,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	291,689
428,228	Med Trust, Series 2021-MDLN, Class C, 6.485%, (LIBOR USD 1-Month plus 1.80%), 11/15/38(a)(b)	408,316
1,121,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	1,086,664
641,510	OPG Trust, Series 2021-PORT, Class C, 5.516%, (LIBOR USD 1-Month plus 0.83%), 10/15/36(a)(b)	598,079
435,562	SMR Mortgage Trust, Series 2022-IND, Class A, 6.477%, (TSFR1M plus 1.65%), 2/15/39(a)(b)	415,687
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$500,000	WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.678%, 8/15/47	$482,779
	Total Commercial Mortgage-Backed Securities
	(Cost $10,701,408)	10,321,450

CORPORATE BONDS — 51.6%
	Aerospace & Defense — 0.2%
280,000	Raytheon Technologies Corp., 5.000%, 2/27/26	284,067

	Automobiles — 2.7%
1,093,000	Advance Auto Parts, Inc., 5.900%, 3/9/26	1,115,715
825,000	Daimler Truck Finance North America, LLC, 3.500%, 4/7/25(a)	799,405
540,000	Ford Motor Credit Co., LLC, 2.300%, 2/10/25(c)	500,459
1,250,000	Mercedes-Benz Finance North America, LLC, 4.800%, 3/30/26(a)	1,249,833
		3,665,412

	Banks — 13.1%
1,075,000	Bank of America Corp., MTN, 0.981%, (SOFR plus 0.91%), 9/25/25(e)	1,002,674
800,000	Bank of Nova Scotia (The), 1.450%, 1/10/25	749,612
700,000	BNP Paribas SA, 4.705%, (LIBOR USD 3-Month plus 2.24%), 1/10/25(a)(e)	691,421
825,000	Citigroup, Inc., 3.352%, (TSFR3M plus 1.16%), 4/24/25(e)	803,820
800,000	Danske Bank A/S, 0.976%, (1-Year Treasury Constant Maturity plus 0.55%), 9/10/25(a)(d)	742,716
625,000	HSBC Holdings PLC, 2.999%, (SOFR plus 1.43%), 3/10/26(e)	588,698
650,000	Huntington National Bank (The), 4.008%, (SOFR plus 1.21%), 5/16/25(e)	622,279
1,025,000	KeyBank NA, 4.700%, 1/26/26	982,960
817,000	Mitsubishi UFJ Financial Group, Inc., 0.848%, (1-Year Treasury Constant Maturity plus 0.68%), 9/15/24(d)	798,445
1,045,000	Morgan Stanley, MTN, 1.164%, (SOFR plus 0.56%), 10/21/25(e)	975,471
1,125,000	National Securities Clearing Corp., 0.750%, 12/7/25(a)	1,019,073
850,000	NatWest Markets PLC, 5.619%, (SOFR plus 0.76%), 9/29/26(a)(b)	822,384
1,025,000	PNC Financial Services Group, Inc. (The), 4.758%, (SOFR plus 1.09%), 1/26/27(e)	1,011,184
842,000	PNC Financial Services Group, Inc. (The), Series O, 8.492%, (LIBOR USD 3-Month plus 3.68%)(d)(f)	830,745

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$125,000	Royal Bank of Canada, GMTN, 4.875%, 1/12/26(c)	$125,146
823,000	Standard Chartered PLC, 0.991%, (1-Year Treasury Constant Maturity plus 0.78%), 1/12/25(a)(d)	790,699
925,000	State Street Corp., 5.751%, (SOFR plus 1.35%), 11/4/26(e)	942,069
1,250,000	Sumitomo Mitsui Trust Bank, Ltd., 5.650%, 3/9/26(a)	1,269,701
800,000	Swedbank AB, 3.356%, 4/4/25(a)	770,821
1,420,000	Toronto-Dominion Bank (The), MTN, 1.200%, 6/3/26	1,264,217
1,100,000	Wells Fargo & Co., MTN, 0.805%, (SOFR plus 0.51%), 5/19/25(e)	1,044,125
		17,848,260

	Beverages — 0.6%
749,000	PepsiCo, Inc., 4.550%, 2/13/26	761,506

	Capital Goods — 1.0%
1,325,000	Caterpillar Financial Services Corp., 4.800%, 1/6/26	1,345,703

	Chemicals — 0.9%
696,000	NOVA Chemicals Corp., 4.875%, 6/1/24(a)	686,653
500,000	Westlake Corp., 0.875%, 8/15/24	473,491
		1,160,144

	Commercial Services & Supplies — 0.4%
554,000	GFL Environmental, Inc., 4.250%, 6/1/25(a)	540,554

	Construction Materials — 0.9%
664,000	Koppers, Inc., 6.000%, 2/15/25(a)	663,825
575,000	Martin Marietta Materials, Inc., 4.250%, 7/2/24	570,788
		1,234,613

	Consumer Staples Distribution & Retail — 0.5%
750,000	Cargill, Inc., 3.500%, 4/22/25(a)	731,152

	Diversified REITs — 0.7%
502,000	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.250%, 10/1/25(a)	441,657
518,000	Starwood Property Trust, Inc., 3.750%, 12/31/24(a)	477,281
		918,938

	Diversified Telecommunication Services — 0.4%
550,688	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(a)	546,328

	Electric Utilities — 3.5%
285,000	American Electric Power Co., Inc., 2.031%, 3/15/24	275,709
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$805,000	CMS Energy Corp., 3.875%, 3/1/24	$792,634
750,000	Duke Energy Progress, LLC, 3.250%, 8/15/25	726,609
300,000	Korea East-West Power Co., Ltd., 3.600%, 5/6/25(a)	291,986
390,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	396,548
1,045,000	Puget Energy, Inc., 3.650%, 5/15/25	1,008,569
825,000	Sempra Energy, 3.300%, 4/1/25	798,117
471,000	WESCO Distribution, Inc., 7.125%, 6/15/25(a)	478,786
		4,768,958

	Energy Equipment & Services — 1.7%
750,000	Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., 5.750%, 4/1/25	732,367
800,000	NuStar Logistics L.P., 5.750%, 10/1/25	778,029
843,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.600%, 11/1/24	821,081
		2,331,477

	Entertainment — 0.4%
525,000	Mattel, Inc., 3.375%, 4/1/26(a)	494,201

	Financial Services — 6.6%
826,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/24	800,871
860,000	Air Lease Corp., MTN, 0.700%, 2/15/24	822,351
800,000	Ally Financial, Inc., 5.750%, 11/20/25	752,458
775,000	American Express Co., 2.250%, 3/4/25(c)	738,462
946,000	American Express Co., 4.900%, 2/13/26	953,426
825,000	Blackstone Private Credit Fund, 1.750%, 9/15/24	761,946
880,000	Element Fleet Management Corp., 1.600%, 4/6/24(a)	843,050
753,000	ERAC USA Finance, LLC, 3.850%, 11/15/24(a)	737,587
581,000	FS KKR Capital Corp., 1.650%, 10/12/24	534,095
483,000	OneMain Finance Corp., 6.125%, 3/15/24	472,133
741,000	Owl Rock Capital Corp., 5.250%, 4/15/24	721,025
825,000	Park Aerospace Holdings, Ltd., 5.500%, 2/15/24(a)	817,314
		8,954,718

	Gas Utilities — 0.2%
334,000	National Rural Utilities Cooperative Finance Corp., 4.450%, 3/13/26	333,117

	Ground Transportation — 0.7%
525,000	Union Pacific Corp., 2.750%, 3/1/26	500,717
455,000	Union Pacific Corp., 4.750%, 2/21/26	460,094
		960,811

	Health Care Providers & Services — 0.8%
1,050,000	Novartis Capital Corp., 3.000%, 11/20/25	1,016,208

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Hotels, Restaurants & Leisure — 0.5%
$668,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.250%, 4/15/24(a)	$659,801

	Household Products — 1.3%
750,000	Haleon UK Capital PLC, 3.125%, 3/24/25	724,443
1,035,000	Kenvue, Inc., 5.350%, 3/22/26(a)	1,061,124
		1,785,567

	Insurance — 5.5%
825,000	Apollo Management Holdings L.P., 4.000%, 5/30/24(a)	807,757
875,000	Athene Global Funding, 1.716%, 1/7/25(a)	812,770
825,000	F&G Global Funding, 0.900%, 9/20/24(a)	771,096
880,000	GA Global Funding Trust, 0.800%, 9/13/24(a)	819,231
625,000	Jackson National Life Global Funding, 3.875%, 6/11/25(a)	592,252
750,000	John Hancock Life Insurance Co., 7.375%, 2/15/24(a)	759,463
1,000,000	Metropolitan Life Global Funding I, 5.000%, 1/6/26(a)	1,005,114
1,135,000	Reliance Standard Life Global Funding II, 5.243%, 2/2/26(a)	1,137,927
815,000	Security Benefit Global Funding, 1.250%, 5/17/24(a)	772,645
		7,478,255

	Machinery — 0.9%
1,250,000	John Deere Capital Corp., MTN, 4.800%, 1/9/26	1,267,995

	Media — 0.5%
757,000	Discovery Communications, LLC, 3.800%, 3/13/24	742,891

	Oil, Gas & Consumable Fuels — 2.8%
1,000,000	Aker BP ASA, 3.000%, 1/15/25(a)(c)	962,777
830,000	EQT Corp., 5.678%, 10/1/25	827,512
1,060,000	Pioneer Natural Resources Co., 5.100%, 3/29/26	1,063,525
1,060,000	Shell International Finance BV, 2.875%, 5/10/26	1,013,227
		3,867,041

	Retail REITs — 0.6%
825,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	815,467

	Semiconductors & Semiconductor Equipment — 0.6%
803,000	Microchip Technology, Inc., 4.250%, 9/1/25	789,083

	Software — 1.1%
1,200,000	Microsoft Corp., 3.125%, 11/3/25	1,169,703
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Software — (continued)
$375,000	Oracle Corp., 5.800%, 11/10/25	$383,956
		1,553,659

	Specialty Retail — 1.4%
1,275,000	Lowe's Cos., Inc., 4.800%, 4/1/26	1,281,317
717,000	Nordstrom, Inc., 2.300%, 4/8/24	684,735
		1,966,052

	Tobacco — 1.1%
550,000	BAT Capital Corp., 3.222%, 8/15/24	533,192
1,011,000	Philip Morris International, Inc., 4.875%, 2/13/26	1,017,079
		1,550,271

	Total Corporate Bonds
	(Cost $72,397,795)	70,372,249

MUNICIPAL BONDS — 3.7%
	California — 1.4%
650,000	Beverly Hills Public Financing Authority, CA, Advance Refunding, Taxable Revenue Bonds, Series B, 0.730%, 6/1/24	621,069
590,000	Port of Oakland, CA, Port, Airport & Marina Revenue, Advance Refunding Revenue Bonds, Series R, 1.081%, 5/1/24	566,949
750,000	University of California, Current Refunding, Taxable Revenue Revenue Bonds, Series AX, Callable 4/1/25 @ 100, 3.063%, 7/1/25	731,182
		1,919,200

	Hawaii — 0.1%
240,000	State of Hawaii, HI, Public Improvements, Cash Flow Management G.O., 0.802%, 10/1/24	226,908

	Illinois — 1.2%
815,000	Chicago O'Hare International Airport, IL, Refunding, Taxable Revenue Bonds, Series D, 1.168%, 1/1/24	792,082
805,000	Sales Tax Securitization Corp., Current Refunding, Taxable Revenue Revenue Bonds, Series B, 4.558%, 1/1/26	800,742
		1,592,824

	Massachusetts — 0.8%
1,085,000	Commonwealth of Massachusetts, Cash Flow Management, Taxable Revenue Revenue Bonds, Series A, 3.670%, 1/15/26	1,066,772

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New Jersey — 0.2%
$235,000	New Jersey Turnpike Authority, Advance Refunding Revenue Bonds, Series B, 0.638%, 1/1/24	$227,254

	Total Municipal Bonds
	(Cost $5,129,298)	5,032,958

U.S. GOVERNMENT AGENCIES — 0.6%
	Federal Home Loan Banks — 0.6%
900,000	0.500%, 9/22/25	819,760

	Total U.S. Government Agencies
	(Cost $810,411)	819,760

U.S. TREASURY NOTES — 13.9%
14,485,000	1.125%, 1/15/25	13,721,143
5,300,000	3.000%, 7/15/25	5,183,027

	Total U.S. Treasury Notes
	(Cost $18,847,276)	18,904,170

Shares
MONEY MARKET FUND — 0.7%
920,185	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(g)	920,185

	Total Money Market Fund
	(Cost $920,185)	920,185

Total Investments — 99.4%
(Cost $137,769,132)		135,447,631
Net Other Assets (Liabilities) — 0.6%		845,365
NET ASSETS — 100.0%		$136,292,996

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.

(c)	All or a portion of the securities are held in a separate collateral account at US Bank.

(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.

(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents the current yield as of report date.
GMTN	Global Medium Term Note
G.O.	General Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.9%
$265,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-3A, Class A, 2.360%, 3/20/26(a)	$251,141
83,325	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35(b)	78,055

	Total Asset Backed Securities
	(Cost $350,356)	329,196

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.1%
41,603	Fannie Mae, Series 2003-44, Class Q, 3.500%, 6/25/33	39,836
159,879	Fannie Mae, Series 2005-31, Class PB, 5.500%, 4/25/35	163,391
148,055	Fannie Mae, Series 2012-150, Class KA, 1.750%, 1/25/43	127,191
235,212	Fannie Mae, Series 2012-87, Class MB, 2.000%, 5/25/42	214,394
91,921	Fannie Mae, Series 2013-44, Class DJ, 1.850%, 5/25/33	83,710
143,718	Fannie Mae, Series 2016-24, Class CD, 1.750%, 2/25/46	122,198
54,903	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	53,479
211,814	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	198,568
224,630	Fannie Mae, Series 2019-25, Class PD, 2.500%, 5/25/48	201,108
191,833	Freddie Mac, Series 3787, Class LM, 4.000%, 1/15/31	188,783
76,307	Freddie Mac, Series 4122, Class BC, 3.000%, 5/15/40	70,852
107,776	Freddie Mac, Series 4151, Class PA, 2.000%, 1/15/33	100,304
183,493	Freddie Mac, Series 4173, Class NB, 3.000%, 3/15/43	169,872
439,985	Freddie Mac, Series 4601, Class NJ, 1.900%, 9/15/45	388,546
130,094	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	125,309
203,719	Freddie Mac, Series 4863, Class AJ, 3.500%, 7/15/38	193,381
236,608	Freddie Mac, Series 4942, Class NC, 2.500%, 10/25/49	210,452
73,011	Ginnie Mae, Series 2013-133, Class PL, 3.500%, 2/16/37	70,886
54,001	Ginnie Mae, Series 2015-162, Class EB, 2.500%, 9/20/44	50,905

	Total Collateralized Mortgage Obligations
	(Cost $3,026,306)	2,773,165
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.7%
$136,114	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.935%, 4/10/48	$129,201
463,530	Fannie Mae-Aces, Series 2015-M17, Class A2, 2.899%, 11/25/25(c)	444,896
402,091	Fannie Mae-Aces, Series 2017-M7, Class A2, 2.961%, 2/25/27(c)	381,168
238,951	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.061%, 5/25/27(c)	227,971
390,000	Fannie Mae-Aces, Series 2018-M10, Class A2, 3.358%, 7/25/28(c)	374,996
268,989	Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.060%, 7/25/23(c)	267,388
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	135,417
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	202,889
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(c)	481,731
125,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	119,596
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(c)	153,248
275,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2, 3.926%, 6/25/28	271,263
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	243,074
71,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	68,825
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	240,520

	Total Commercial Mortgage-Backed Securities
	(Cost $3,984,557)	3,742,183

CORPORATE BONDS — 2.1%
	Banks — 0.4%
70,000	Bank of America Corp., GMTN, 3.500%, 4/19/26	67,254

	Electric Utilities — 0.4%
75,000	Public Service Electric & Gas Co., MTN, 2.250%, 9/15/26(b)	68,809

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Retail REITs — 1.3%
$250,000	Federal Realty Investment Trust, 1.250%, 2/15/26(b)	$227,914

	Total Corporate Bonds
	(Cost $402,460)	363,977

MORTGAGE-BACKED SECURITIES — 28.7%
	Fannie Mae — 19.7%
191,893	4.000%, 12/1/33, Pool #MA1689	187,165
263,632	4.500%, 3/1/34, Pool #CA3294	264,640
45,660	4.000%, 12/1/36, Pool #MA2856	44,519
45,614	4.000%, 2/1/37, Pool #MA2914	44,474
394,307	1.500%, 12/1/40, Pool #MA4202	328,234
43,513	4.000%, 5/1/47, Pool #BE9598	42,298
115,259	3.500%, 12/1/47, Pool #CA0833	108,447
55,775	5.000%, 8/1/48, Pool #CA2219	56,526
56,220	3.500%, 9/1/49, Pool #BJ9608	52,664
63,771	3.500%, 10/1/49, Pool #CA4431	59,718
95,490	3.000%, 3/1/50, Pool #FM2714	86,484
215,026	3.000%, 7/1/50, Pool #CA6421	193,968
210,969	3.000%, 7/1/50, Pool #CA6422	190,134
179,345	2.000%, 8/1/50, Pool #CA6799	149,177
269,888	2.000%, 9/1/50, Pool #CA7019	223,669
308,312	2.500%, 9/1/50, Pool #BQ2883	266,478
144,616	2.500%, 9/1/50, Pool #BQ0538	124,970
380,493	2.000%, 10/1/50, Pool #CA7224	315,785
306,970	2.500%, 10/1/50, Pool #FM4638	265,227
285,913	2.500%, 10/1/50, Pool #FM4530	247,925
147,930	5.000%, 11/1/52, Pool #CB5278	147,647
		3,400,149

	Freddie Mac — 8.8%
114,267	4.000%, 12/1/35, Pool #ZA2401	111,438
99,181	3.500%, 6/1/36, Pool #ZA2414	95,446
64,085	4.000%, 3/1/39, Pool #ZA6403	62,206
204,666	2.000%, 12/1/40, Pool #RB5090	176,759
139,450	3.500%, 1/1/47, Pool #ZT0941	131,721
102,145	3.000%, 12/1/51, Pool #SD8184	91,647
192,138	4.500%, 6/1/52, Pool #SD1265	188,566
191,505	4.500%, 8/1/52, Pool #SD1515	187,660
289,497	5.000%, 9/1/52, Pool #RA7936	289,190
174,782	5.500%, 2/1/53, Pool #QF8052	176,920
		1,511,553

	Ginnie Mae II — 0.2%
27,126	5.000%, 11/20/38, Pool #4283	26,765

	Total Mortgage-Backed Securities
	(Cost $5,579,982)	4,938,467
Principal Amount		Fair Value
MUNICIPAL BONDS — 0.8%
	Wisconsin — 0.8%
$135,000	State of Wisconsin, TXB, Revenue Bonds, Pension Funding, Series A, (AGM), 5.700%, 5/1/26(b)	$138,162

	Total Municipal Bonds
	(Cost $140,333)	138,162

U.S. GOVERNMENT AGENCIES — 13.5%
	Fannie Mae — 10.1%
1,000,000	6.250%, 5/15/29	1,134,067
500,000	7.125%, 1/15/30	598,572
		1,732,639

	Federal Farm Credit Banks Funding Corp. — 0.4%
86,000	2.400%, 3/24/36	66,911

	Federal Home Loan Banks — 3.0%
500,000	1.200%, 12/30/24	473,884
60,000	1.900%, 10/7/31	49,877
		523,761

	Total U.S. Government Agencies
	(Cost $2,395,884)	2,323,311

U.S. TREASURY NOTES — 14.4%
1,400,000	0.250%, 9/30/25	1,280,289
1,267,800	1.125%, 2/15/31	1,066,339
150,000	2.750%, 8/15/32	141,023

	Total U.S. Treasury Notes
	(Cost $2,621,688)	2,487,651

Shares
MONEY MARKET FUND — 0.4%
68,244	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(d)	68,244

	Total Money Market Fund
	(Cost $68,244)	68,244

Total Investments — 99.6%
(Cost $18,569,810)		17,164,356
Net Other Assets (Liabilities) — 0.4%		68,237
NET ASSETS — 100.0%		$17,232,593

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	All or a portion of the securities are held in a separate collateral account at US Bank.

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
GMTN	Global Medium Term Note
MTN	Medium Term Note
TXB	Taxable Bond

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 13.8%
$8,200,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class B, 0.760%, 12/18/25	$7,898,471
9,318,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-2A, Class A, 3.350%, 9/22/25(a)	9,062,334
2,030,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-3A, Class A, 2.360%, 3/20/26(a)	1,923,834
2,500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2020-2A, Class A, 2.020%, 2/20/27(a)	2,295,103
6,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2021-1A, Class A, 1.380%, 8/20/27(a)	5,535,184
8,720,000	Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.270%, 3/10/27	7,677,191
4,791,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	5,369,217
2,316	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.707%, 6/25/37	2,293
7,000,000	Enterprise Fleet Financing, LLC, Series 2022-1, Class A3, 3.270%, 1/20/28(a)	6,672,760
7,101,000	Enterprise Fleet Financing, LLC, Series 2023-1, Class A3, 5.420%, 10/22/29(a)	7,105,513
6,943,000	Enterprise Fleet Funding, LLC, Series 2021-1, Class A3, 0.700%, 12/21/26(a)	6,527,908
10,559,000	Ford Credit Auto Owner Trust 2021- REV2, Series 2021-2, Class A, 1.530%, 5/15/34(a)	9,409,392
3,750,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/34(a)	3,305,770
15,735,000	Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.680%, 12/27/27(a)	13,925,532
7,000,000	Hertz Vehicle Financing, LLC, Series 2022-2A, Class A, 2.330%, 6/26/28(a)	6,222,083
417,040	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 5.970%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(b)(c)	402,864
12,950,000	OneMain Direct Auto Receivables Trust 2023-1, Series 2023-1A, Class A, 5.410%, 11/14/29(a)	13,030,408
3,950,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/35(a)	3,812,761
20,805,000	OneMain Financial Issuance Trust 2021-1, Series 2021-1A, Class A1, 1.550%, 6/16/36(a)	18,193,315
2,988,889	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/26	2,947,717
8,858,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class B, 0.880%, 6/15/26	8,716,795
Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$2,204,284	Saxon Asset Securities Trust, Series 2004- 3, Class M1, 5.745%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(b)	$2,032,560

	Total Asset Backed Securities
	(Cost $152,934,916)	142,069,005

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
17,348	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.976%, 4/25/35(d)	17,221
211,563	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	188,396
9,219	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19(c)	9,070
48,421	Countrywide Home Loan Mortgage Pass- Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	47,181
134,617	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates, Series 2004-1, Class 2A1, 6.500%, 2/25/34	133,496
724,565	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41(c)	714,765
1,964,712	Fannie Mae, Series 2013-16, Class A, 1.750%, 1/25/40	1,886,190
891,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	776,034
875,318	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	853,567
148,412	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	132,137
299,061	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	298,561
730,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	709,351
130,404	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	130,003
442,995	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	433,111
1,190,996	Freddie Mac, Series 4100, Class PA, 3.000%, 1/15/42	1,127,170
507,000	Freddie Mac, Series 4120, Class YK, 2.000%, 10/15/32	421,825
422,171	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	399,124
324,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	292,375
567,671	Freddie Mac, Series 4287, Class V, 4.500%, 10/15/26	564,790
367,599	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	349,515
1,589,803	Freddie Mac, Series 4427, Class KA, 2.250%, 7/15/44	1,461,545
1,159,331	Freddie Mac, Series 4654, Class KA, 3.000%, 6/15/45	1,099,760

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,221,346	Freddie Mac, Series 4655, Class GV, 3.500%, 12/15/36	$1,211,939
285,416	Freddie Mac, Series 4710, Class GA, 3.000%, 3/15/44	278,422
147,766	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	147,300
3,045,561	Ginnie Mae, Series 2014-2, Class AG, 2.268%, 3/20/40(d)	2,727,564
355,134	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	337,969
215,259	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	158,430
3	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(d)	3
54,711	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	53,051
87,310	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.462%, 12/25/34(d)	76,805

	Total Collateralized Mortgage Obligations
	(Cost $18,369,885)	17,036,670

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.7%
2,463,008	BX Commercial Mortgage Trust, Series 2021-21M, Class C, 5.861%, (LIBOR USD 1-Month plus 1.18%), 10/15/36(a) (b)	2,307,497
3,417,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.185%, (LIBOR USD 1-Month plus 1.50%), 11/15/38(a) (b)	3,211,390
2,972,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.955%, (LIBOR USD 1-Month plus 1.27%), 12/15/38(a) (b)	2,837,880
2,623,530	BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 5.881%, (LIBOR USD 1-Month plus 1.20%), 10/15/38(a) (b)	2,478,804
4,208,392	BX Commercial Mortgage Trust, Series 2022-LP2, Class B, 6.139%, (TSFR1M plus 1.31%), 2/15/39(a)(b)	4,062,693
1,637,000	BX Trust, Series 2021-ARIA, Class A, 5.583%, (LIBOR USD 1-Month plus 0.90%), 10/15/36(a)(b)	1,570,649
3,388,000	BX Trust, Series 2021-RISE, Class C, 6.134%, (LIBOR USD 1-Month plus 1.45%), 11/15/36(a)(b)	3,204,786
4,314,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(d)	4,026,498
530,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, 2/10/50	494,282
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,447,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	$3,238,255
1,337,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,252,514
3,159,000	COMM 2013-CCRE12 Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,116,446
795,000	COMM Mortgage Trust, Series 2014- CR16, Class A4, 4.051%, 4/10/47	778,602
1,643,000	COMM Mortgage Trust, Series 2014- CR20, Class A4, 3.590%, 11/10/47	1,585,301
1,208,000	COMM Mortgage Trust, Series 2014- LC17, Class A5, 3.917%, 10/10/47	1,172,526
1,070,000	COMM Mortgage Trust, Series 2014- UBS4, Class A5, 3.694%, 8/10/47	1,036,318
7,155,000	COMM Mortgage Trust, Series 2017- COR2, Class A3, 3.510%, 9/10/50	6,657,409
1,337,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	1,277,566
3,084,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.005%, (LIBOR USD 1-Month plus 1.32%), 11/15/38(a) (b)	2,915,821
3,280,143	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.061%, 5/25/27(d)	3,129,415
1,904,505	Fannie Mae-Aces, Series 2019-M9, Class A2, 2.937%, 6/25/29	1,766,332
3,386,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(d)	3,112,017
8,536,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3, 3.750%, 4/25/33	8,174,286
5,201,437	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.461%, 6/25/28(d)	5,000,687
343,313	GS Mortgage Securities Trust, Series 2010- C1, Class B, 5.148%, 8/10/43(a)	340,215
2,249,000	GS Mortgage Securities Trust, Series 2014- GC24, Class A5, 3.931%, 9/10/47	2,173,574
2,209,000	GS Mortgage Securities Trust, Series 2016- GS4, Class A4, 3.442%, 11/10/49(d)	2,058,933
2,315,225	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(d)	2,223,145
1,517,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(d)	1,428,607
1,245,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,210,508

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,742,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	$3,513,150
3,349,549	Med Trust, Series 2021-MDLN, Class C, 6.485%, (LIBOR USD 1-Month plus 1.80%), 11/15/38(a)(b)	3,193,802
589,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	570,959
5,198,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	4,887,112
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,359,806
9,850,000	Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.177%, 7/15/51	9,295,896
8,910,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	8,233,327
5,093,015	OPG Trust, Series 2021-PORT, Class C, 5.516%, (LIBOR USD 1-Month plus 0.83%), 10/15/36(a)(b)	4,748,210
4,975,132	SMR Mortgage Trust, Series 2022-IND, Class A, 6.477%, (TSFR1M plus 1.65%), 2/15/39(a)(b)	4,748,110
2,812,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	2,690,391
723,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	683,077
8,591,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	7,984,902
899,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	870,723

	Total Commercial Mortgage-Backed Securities
	(Cost $141,938,205)	131,622,421

CORPORATE BONDS — 25.3%
	Aerospace & Defense — 0.6%
4,090,000	Boeing Co. (The), 5.705%, 5/1/40	4,132,024
1,670,000	Raytheon Technologies Corp., 4.500%, 6/1/42	1,577,447
		5,709,471
	Automobiles — 0.3%
2,295,000	Daimler Truck Finance North America, LLC, 2.000%, 12/14/26(a)	2,064,682
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Automobiles — (continued)
$1,604,000	General Motors Financial Co., Inc., 2.750%, 6/20/25	$1,517,996
		3,582,678
	Banks — 5.8%
2,921,000	Bank of America Corp., 3.419%, (LIBOR USD 3-Month plus 1.04%), 12/20/28(e)	2,715,295
3,311,000	Bank of America Corp., 5.337%, (SOFR plus 0.69%), 4/22/25(b)	3,275,738
2,691,000	BPCE SA, 2.375%, 1/14/25(a)	2,525,826
4,726,000	Citigroup, Inc., 5.342%, (SOFR plus 0.67%), 5/1/25(b)	4,663,818
2,614,000	Commonwealth Bank of Australia, 4.942%, (SOFR plus 0.40%), 7/7/25(a)(b)	2,580,953
910,000	Fifth Third Bancorp, 4.337%, (SOFR plus 1.66%), 4/25/33(e)	792,622
3,216,000	First Citizens BancShares, Inc., 3.375%, (TSFR3M plus 2.47%), 3/15/30(e)	2,963,670
4,025,000	JPMorgan Chase & Co., 2.083%, (SOFR plus 1.85%), 4/22/26(e)	3,764,210
3,787,000	JPMorgan Chase & Co., 5.509%, (SOFR plus 0.89%), 4/22/27(b)	3,734,967
3,659,000	KeyCorp, MTN, 2.550%, 10/1/29	2,920,851
2,810,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	2,651,850
1,948,000	Macquarie Group, Ltd., 1.340%, (SOFR plus 1.07%), 1/12/27(a)(e)	1,736,753
2,533,000	Morgan Stanley, 0.790%, (SOFR plus 0.53%), 5/30/25(e)	2,396,915
2,619,000	PNC Financial Services Group, Inc. (The), 5.068%, (SOFR plus 1.93%), 1/24/34(e)	2,581,819
2,748,000	PNC Financial Services Group, Inc. (The), Series O, 8.492%, (LIBOR USD 3-Month plus 3.68%)(d)(f)	2,711,268
2,599,000	Royal Bank of Canada, GMTN, 5.226%, (SOFRINDX plus 0.57%), 4/27/26(b)	2,545,625
3,172,000	Sumitomo Mitsui Financial Group, Inc., 2.130%, 7/8/30	2,583,676
2,884,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(d)	2,712,988
3,087,000	Toronto-Dominion Bank (The), 5.103%, 1/9/26	3,104,050
1,695,000	U.S. Bancorp, 5.850%, (SOFR plus 2.09%), 10/21/33(e)	1,769,255
1,144,000	Visa, Inc., 2.700%, 4/15/40	906,694
3,524,000	Wells Fargo & Co., 3.068%, (SOFR plus 2.53%), 4/30/41(e)	2,616,027
1,812,000	Westpac Banking Corp., GMTN, 4.322%, (USD Swap Rate 11:00 am NY 5 plus 2.24%), 11/23/31(d)	1,716,469
		59,971,339

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Beverages — 0.5%
$1,989,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	$2,171,939
2,525,000	Bacardi, Ltd., 4.450%, 5/15/25(a)	2,484,442
		4,656,381

	Capital Goods — 0.3%
2,610,000	Keysight Technologies, Inc., 4.550%, 10/30/24	2,581,380

	Capital Markets — 0.3%
2,958,000	Morgan Stanley, 2.188%, (SOFR plus 1.99%), 4/28/26(e)	2,773,816

	Chemicals — 0.4%
2,856,000	Albemarle Corp., 5.450%, 12/1/44(c)	2,696,329
1,267,000	FMC Corp., 3.450%, 10/1/29	1,146,530
		3,842,859

	Commercial Services & Supplies — 0.2%
3,652,000	Waste Connections, Inc., 2.950%, 1/15/52	2,527,045

	Construction Materials — 0.2%
1,741,000	Vulcan Materials Co., 4.500%, 6/15/47	1,541,517

	Consumer Discretionary Distribution & Retail — 0.2%
3,517,000	Amazon.com, Inc., 2.700%, 6/3/60(c)	2,298,217

	Consumer Staples Distribution & Retail — 0.3%
2,918,000	AbbVie, Inc., 4.875%, 11/14/48	2,800,926
653,000	General Mills, Inc., 4.950%, 3/29/33	662,132
		3,463,058
	Diversified REITs — 0.9%
3,279,000	American Tower Trust, 3.652%, 3/23/28(a) (c)	3,090,147
2,074,000	LXP Industrial Trust, 2.700%, 9/15/30	1,681,651
5,037,000	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(a)	4,890,226
		9,662,024

	Diversified Telecommunication Services — 0.7%
2,324,250	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(a)	2,305,852
2,743,000	T-Mobile USA, Inc., 3.500%, 4/15/25	2,664,782
2,801,000	Verizon Communications, Inc., 1.450%, 3/20/26	2,575,156
		7,545,790

	Electric Utilities — 1.5%
1,287,000	American Electric Power Co., Inc., 5.750%, 11/1/27	1,337,003
2,819,000	CenterPoint Energy, Inc., 2.950%, 3/1/30	2,470,127
2,381,000	Dominion Energy, Inc., STEP, 3.071%, 8/15/24	2,308,311
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$3,707,000	Duke Energy Progress, LLC, 3.600%, 9/15/47	$2,886,809
3,256,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	2,864,860
1,000,000	Korea East-West Power Co., Ltd., 1.750%, 5/6/25(a)	937,569
2,641,000	NextEra Energy Capital Holdings, Inc., 2.440%, 1/15/32	2,188,712
		14,993,391

	Energy Equipment & Services — 1.4%
2,828,000	Aker BP ASA, 3.750%, 1/15/30(a)	2,550,135
2,929,000	Cheniere Corpus Christi Holdings, LLC, 3.700%, 11/15/29	2,687,195
920,000	Cheniere Energy, Inc., 4.625%, 10/15/28	873,172
1,849,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,948,111
1,537,000	Hess Corp., 7.875%, 10/1/29(c)	1,723,490
2,384,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	2,398,414
2,880,000	Sempra Global, 3.250%, 1/15/32(a)	2,403,911
		14,584,428

	Entertainment — 0.2%
1,933,000	Warnermedia Holdings, Inc., 4.054%, 3/15/29(a)	1,795,281

	Financial Services — 2.4%
3,315,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450%, 10/1/25(c)	3,200,677
2,843,000	Avolon Holdings Funding, Ltd., 2.875%, 2/15/25(a)	2,663,570
3,378,000	Barings BDC, Inc., 3.300%, 11/23/26	2,986,787
3,509,000	BlackRock, Inc., 1.900%, 1/28/31(c)	2,911,178
3,420,000	Blue Owl Finance, LLC, 4.125%, 10/7/51(a)	2,102,183
2,605,000	Charles Schwab Corp. (The), 5.247%, (SOFRINDX plus 0.52%), 5/13/26(b)	2,482,276
2,052,000	Citigroup, Inc., 6.270%, (SOFR plus 2.34%), 11/17/33(e)	2,216,297
1,723,000	Goldman Sachs Group, Inc. (The), Series VAR, 1.093%, (SOFR plus 0.79%), 12/9/26(e)	1,541,936
2,008,000	Jefferies Financial Group, Inc., 4.150%, 1/23/30	1,838,009
1,373,000	Mitsubishi UFJ Financial Group, Inc., 5.422%, (1-Year Treasury Constant Maturity plus 1.38%), 2/22/29(d)	1,384,660
2,126,000	Owl Rock Capital Corp., 3.400%, 7/15/26	1,875,671
		25,203,244

	Gas Utilities — 0.3%
3,960,000	Sempra Energy, 3.800%, 2/1/38	3,407,500

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Ground Transportation — 0.5%
$2,244,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	$2,221,919
3,334,000	Kansas City Southern, 4.200%, 11/15/69	2,660,496
		4,882,415

	Health Care Equipment & Services — 0.3%
974,000	HCA, Inc., 3.125%, 3/15/27(a)	904,376
2,537,000	HCA, Inc., 5.000%, 3/15/24	2,521,952
		3,426,328

	Health Care Providers & Services — 0.7%
2,009,000	Amgen, Inc., 5.250%, 3/2/30	2,051,752
1,981,000	CSL Finance PLC, 4.250%, 4/27/32(a)	1,918,318
2,644,000	CVS Health Corp., 2.700%, 8/21/40	1,887,178
2,031,000	Elevance Health, Inc., 3.600%, 3/15/51(c)	1,575,017
		7,432,265

	Health Care Supplies — 0.2%
1,561,000	GE HealthCare Technologies, Inc., 5.857%, 3/15/30(a)	1,637,689

	Household Products — 0.3%
2,695,000	Kenvue, Inc., 5.000%, 3/22/30(a)	2,775,774

	Insurance — 2.2%
2,769,000	Athene Global Funding, 2.500%, 1/14/25(a)	2,611,269
1,664,000	AXIS Specialty Finance, LLC, 3.900%, 7/15/29	1,563,909
2,443,000	Corebridge Financial, Inc., 3.900%, 4/5/32(a)(g)	2,111,104
2,002,000	Enstar Group, Ltd., 3.100%, 9/1/31	1,545,159
2,298,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(a)	2,020,512
3,364,000	Meiji Yasuda Life Insurance Co., 5.200%, (5 yr. Swap Semi 30/360 USD plus 4.23%), 10/20/45(a)(d)	3,249,469
3,109,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/50(a)	2,450,034
2,191,000	Prudential Financial, Inc., 3.935%, 12/7/49(g)	1,727,012
1,965,000	Sammons Financial Group, Inc., 3.350%, 4/16/31(a)	1,547,287
1,891,000	SBL Holdings, Inc., 5.000%, 2/18/31(a)	1,565,932
1,870,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,380,027
		22,771,714

	Machinery — 0.4%
3,011,000	Deere & Co., 3.750%, 4/15/50	2,659,894
1,921,000	John Deere Capital Corp., MTN, 4.800%, 1/9/26	1,948,655
		4,608,549

	Media — 0.5%
2,036,000	Discovery Communications, LLC, 5.200%, 9/20/47	1,681,253
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Media — (continued)
$1,303,000	FactSet Research Systems, Inc., 2.900%, 3/1/27	$1,209,079
2,217,000	Time Warner Cable, LLC, 6.550%, 5/1/37	2,183,373
		5,073,705

	Multi-Utilities — 0.4%
2,310,000	CMS Energy Corp., 4.700%, 3/31/43	1,979,161
2,946,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	2,541,620
		4,520,781

	Oil, Gas & Consumable Fuels — 1.1%
2,436,000	EQT Corp., 7.000%, 2/1/30	2,549,712
2,455,000	Halliburton Co., 7.450%, 9/15/39	2,841,071
1,453,000	Hess Corp., 5.800%, 4/1/47	1,419,374
2,149,000	HF Sinclair Corp., 5.875%, 4/1/26	2,170,036
2,217,000	Schlumberger Investment SA, 2.650%, 6/26/30	1,958,823
		10,939,016

	Pharmaceuticals — 0.2%
2,559,000	SC Johnson & Son, Inc., 4.750%, 10/15/46(a)	2,405,603

	Residential REITs — 0.3%
1,130,000	Invitation Homes Operating Partnership L.P., 4.150%, 4/15/32	1,012,520
3,178,000	Tanger Properties L.P., 2.750%, 9/1/31	2,286,448
		3,298,968

	Semiconductors & Semiconductor Equipment — 0.4%
1,713,000	Broadcom, Inc., 4.926%, 5/15/37(a)	1,556,359
2,363,000	NVIDIA Corp., 2.850%, 4/1/30	2,150,208
		3,706,567

	Software — 0.5%
1,490,000	Dell International, LLC/EMC Corp., 6.020%, 6/15/26	1,528,067
3,788,000	Oracle Corp., 4.900%, 2/6/33	3,706,847
		5,234,914

	Specialty Retail — 0.3%
1,843,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(a)	1,563,638
1,615,000	Lowe's Cos., Inc., 5.150%, 7/1/33	1,629,191
		3,192,829

	Telecommunication Services — 0.5%
3,783,000	AT&T, Inc., 3.550%, 9/15/55(c)	2,704,898
2,900,000	AT&T, Inc., 3.850%, 6/1/60(c)	2,163,515
		4,868,413

	Total Corporate Bonds
	(Cost $292,024,373)	260,914,949

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 24.9%
	Fannie Mae — 15.0%
$10,120	5.000%, 9/1/25, Pool #255892	$10,134
1,053,440	4.000%, 12/1/33, Pool #MA1689	1,027,482
620,552	4.000%, 6/1/34, Pool #MA1922	605,065
586,047	4.000%, 3/1/35, Pool #MA2211	570,337
253,622	5.500%, 8/1/37, Pool #995082	261,528
2,651,886	3.500%, 8/1/38, Pool #FM2472	2,552,020
96,539	4.500%, 10/1/39, Pool #AC2645	96,486
100,429	5.000%, 6/1/40, Pool #AD4927	102,506
92,631	5.000%, 6/1/40, Pool #AD8718	94,552
6,599,320	4.000%, 8/1/40, Pool #FM4673	6,503,872
12,439,488	1.500%, 12/1/40, Pool #MA4202	10,355,041
202,819	4.500%, 12/1/40, Pool #AH1100	203,761
131,030	4.500%, 3/1/41, Pool #AB2467	131,640
258,265	4.500%, 5/1/41, Pool #AI1023	258,126
155,072	4.500%, 11/1/41, Pool #AJ4994	155,793
178,656	4.500%, 12/1/41, Pool #AJ7696	179,023
441,930	3.500%, 6/1/42, Pool #AB5373	420,886
799,130	3.500%, 5/1/43, Pool #AL3605	753,071
407,396	3.500%, 5/1/43, Pool #AB9368	387,809
9,712,057	3.000%, 8/1/43, Pool #AL9500	8,945,831
1,070,807	3.500%, 8/1/43, Pool #AU0613	1,015,643
246,131	4.500%, 11/1/44, Pool #MA2100	245,755
614,361	4.500%, 1/1/45, Pool #MA2158	613,423
765,985	4.000%, 3/1/45, Pool #MA2217(c)	745,856
676,591	4.000%, 6/1/46, Pool #MA2653	658,598
625,117	4.500%, 7/1/46, Pool #AS7568	623,437
839,803	4.000%, 11/1/46, Pool #MA2808	817,210
1,203,944	4.000%, 5/1/47, Pool #BE9598	1,170,310
1,288,934	4.000%, 8/1/47, Pool #BH5117	1,252,395
3,361,303	4.000%, 4/1/48, Pool #BM3900	3,259,974
1,365,362	5.000%, 8/1/48, Pool #CA2219	1,383,749
3,223,686	3.000%, 11/1/48, Pool #BM5822	2,947,569
4,205,474	3.500%, 10/1/49, Pool #CA4431	3,938,191
11,364,587	3.000%, 3/1/50, Pool #FM2870	10,272,940
6,490,350	3.000%, 3/1/50, Pool #FM2714	5,878,226
3,065,305	2.500%, 5/1/50, Pool #FM3287	2,659,816
7,235,320	2.000%, 7/1/50, Pool #CA6301	6,018,235
9,107,372	2.500%, 9/1/50, Pool #BQ0538	7,870,132
3,640,683	2.500%, 9/1/50, Pool #BQ2883	3,146,685
3,919,926	3.000%, 10/1/50, Pool #CA7381	3,534,419
4,781,058	3.000%, 11/1/51, Pool #CB2170	4,290,497
15,801,736	3.500%, 4/1/52, Pool #FS1475	14,780,919
13,472,981	3.500%, 4/1/52, Pool #FS1185	12,509,686
9,693,250	4.500%, 6/1/52, Pool #FS2157	9,600,534
6,936,321	4.500%, 11/1/52, Pool #FS3809	6,796,874
6,997,067	5.000%, 11/1/52, Pool #CB5278	6,983,723
7,770,845	5.500%, 3/1/53, Pool #FS3925	7,915,379
		154,545,138

	Freddie Mac — 9.9%
13,310	5.000%, 7/1/25, Pool #ZA1892	13,328
79,392	2.500%, 1/1/28, Pool #ZK4918	76,282
243,589	3.500%, 7/1/30, Pool #ZS8575	237,163
34,591	5.000%, 3/1/36, Pool #ZS4230	35,305
1,008,013	4.000%, 4/1/36, Pool #ZA2413	982,820
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$1,277,552	3.500%, 6/1/36, Pool #ZA2414(c)	$1,229,438
9,727	5.000%, 7/1/36, Pool #ZS1139	9,928
749,845	3.500%, 8/1/36, Pool #ZA2425	721,602
103,747	6.500%, 9/1/36, Pool #ZS4257	109,263
2,008,090	3.500%, 11/1/36, Pool #ZA2439	1,932,448
38,472	5.000%, 2/1/37, Pool #ZI5759	39,267
1,483,222	4.000%, 5/1/37, Pool #ZA2461	1,446,139
35,850	4.500%, 10/1/39, Pool #ZI9349	35,831
4,845,967	3.000%, 5/1/40, Pool #RB5049	4,523,856
107,143	5.000%, 6/1/40, Pool #ZA1049	109,363
276,033	5.000%, 7/1/40, Pool #ZJ0194	281,750
30,802	5.000%, 9/1/40, Pool #ZA1066	31,440
6,369,203	2.000%, 12/1/40, Pool #RB5090	5,500,746
394,897	4.000%, 12/1/42, Pool #ZS3671	384,156
304,937	3.500%, 5/1/43, Pool #ZL5915	290,252
174,226	4.000%, 5/1/44, Pool #ZA4468	169,700
79,422	4.000%, 7/1/44, Pool #ZS4573	77,359
138,964	4.000%, 9/1/44, Pool #ZL8439	135,310
1,872,719	3.500%, 1/1/45, Pool #ZL8964	1,773,640
1,575,993	3.500%, 5/1/46, Pool #ZS4663	1,497,759
448,803	4.000%, 8/1/46, Pool #ZS4673	436,770
1,078,549	3.500%, 9/1/46, Pool #ZS4678	1,020,465
2,412,858	3.500%, 9/1/47, Pool #ZM4305	2,272,075
634,113	3.500%, 1/1/48, Pool #ZM5375	596,720
596,051	4.000%, 2/1/48, Pool #ZT1639	579,276
546,263	4.000%, 6/1/48, Pool #ZT0541	532,166
6,242,375	2.500%, 11/1/49, Pool #QA4396	5,409,703
2,621,170	3.000%, 11/1/49, Pool #QA4336	2,384,616
2,528,959	3.500%, 6/1/50, Pool #RA2794	2,363,297
9,892,353	2.500%, 7/1/50, Pool #RA2970	8,572,971
243,326	3.000%, 1/1/51, Pool #SD8123	219,087
1,363,416	3.000%, 12/1/51, Pool #SD8184	1,223,294
5,406,952	3.500%, 4/1/52, Pool #RA7191	5,015,513
10,412,978	4.000%, 5/1/52, Pool #RA7306	10,006,474
10,326,881	4.500%, 8/1/52, Pool #SD1515	10,119,543
10,643,825	5.000%, 9/1/52, Pool #RA7936	10,632,558
8,985,194	5.000%, 10/1/52, Pool #SD1710	8,991,502
10,062,431	5.500%, 2/1/53, Pool #QF8052	10,185,549
		102,205,724

	Ginnie Mae — 0.0%
54,298	5.000%, 2/15/40, Pool #737037	55,931

	Total Mortgage-Backed Securities
	(Cost $276,973,982)	256,806,793

MUNICIPAL BONDS — 4.7%
	Alabama — 0.3%
2,675,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32(c)	2,566,020

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	California — 0.7%
$2,675,000	Municipal Improvement Corp. of Los Angeles, Advance Refunding Revenue Bonds, Series A, 1.448%, 11/1/27	$2,323,103
2,230,000	Municipal Improvement Corp. of Los Angeles, Advance Refunding Revenue Bonds, Series A, 1.648%, 11/1/28	1,899,068
2,370,000	San Diego County Water Authority, Taxable Green Bonds, Advance Refunding Revenue Bonds, Series A, 1.531%, 5/1/30	1,943,566
1,145,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40(c)	1,480,199
		7,645,936

	Florida — 0.3%
1,905,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.147%, 6/1/29	1,668,190
1,810,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.197%, 6/1/30	1,556,672
		3,224,862

	Illinois — 1.0%
7,155,000	Sales Tax Securitization Corp., Second Lien, Current Refunding, Taxable Revenue Bonds, Series B, 3.057%, 1/1/34	6,059,856
1,605,000	State of Illinois Sales Tax Revenue, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,533,850
2,790,000	State of Illinois Sales Tax Revenue, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,596,179
		10,189,885

	New York — 1.2%
4,630,000	Metropolitan Transportation Authority, Taxable Green Bonds, Green Purpose Revenue Bonds, Series C2, 5.175%, 11/15/49	4,206,587
2,695,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	2,562,056
7,130,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Taxable Revenue, Sub Series B3, Callable 11/1/29 @ 100, 3.000%, 11/1/33	6,030,197
		12,798,840

	North Carolina — 0.2%
2,317,000	Duke University, 3.299%, 10/1/46	1,878,442
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Pennsylvania — 0.5%
$2,320,000	City of Pittsburgh, PA, Refunding, Taxable Revenue Bonds, G.O., Series B, 1.189%, 9/1/26	$2,067,769
3,898,000	Lehigh University, 3.479%, 11/15/46	2,959,124
		5,026,893

	Texas — 0.5%
1,580,000	Dallas Area Rapid Transit, Advance Refunding, Taxable Revenue Bonds, Series C, Callable 12/1/29 @ 100, 1.846%, 12/1/30	1,319,348
4,605,000	Tarrant Regional Water District, Advance Refunding Revenue Bonds, Series S, 1.450%, 9/1/29	3,826,018
		5,145,366

	Total Municipal Bonds
	(Cost $57,091,262)	48,476,244

U.S. GOVERNMENT AGENCIES — 0.9%
	Federal Farm Credit Banks Funding Corp. — 0.9%
4,769,000	4.125%, 12/15/32	4,785,145
5,325,000	2.400%, 3/24/36	4,143,015
		8,928,160

	Total U.S. Government Agencies
	(Cost $8,965,020)	8,928,160

U.S. TREASURY BONDS — 8.5%
52,261,200	2.500%, 2/15/45	41,602,773
76,977,000	1.375%, 8/15/50	46,020,820

	Total U.S. Treasury Bonds
	(Cost $93,430,180)	87,623,593

U.S. TREASURY NOTES — 7.2%
5,603,100	1.500%, 1/31/27	5,153,538
31,341,200	2.625%, 2/15/29	29,689,666
37,914,400	4.125%, 11/15/32	39,804,196

	Total U.S. Treasury Notes
	(Cost $73,216,617)	74,647,400

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2023 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.1%
1,516,765	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(h)	$1,516,765

	Total Money Market Fund
	(Cost $1,516,765)	1,516,765

Total Investments — 99.7%
(Cost $1,116,461,205)		1,029,642,000
Net Other Assets (Liabilities) — 0.3%		3,539,289
NET ASSETS — 100.0%		$1,033,181,289

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.

(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents securities purchased on a when-issued basis. At March 31, 2023, total cost of investments purchased on a when-issued basis was $3,852,888.

(h)	Represents the current yield as of report date.

GMTN	Global Medium Term Note
G.O.	General Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 95.3%
	Aerospace & Defense — 3.0%
$90,000	Boeing Co. (The), 3.825%, 3/1/59	$63,175
180,000	Boeing Co. (The), 3.900%, 5/1/49	135,330
170,000	Boeing Co. (The), 5.705%, 5/1/40	171,747
60,000	L3Harris Technologies, Inc., 4.854%, 4/27/35	59,002
107,000	Lockheed Martin Corp., 4.150%, 6/15/53	96,902
160,000	Raytheon Technologies Corp., 2.820%, 9/1/51	110,794
70,000	Raytheon Technologies Corp., 3.030%, 3/15/52	50,467
90,000	Raytheon Technologies Corp., 4.450%, 11/16/38	85,287
35,000	Raytheon Technologies Corp., 5.375%, 2/27/53	36,707
		809,411

	Apparel — 0.3%
90,000	NIKE, Inc., 3.375%, 3/27/50	73,868

	Automobiles — 0.5%
90,000	Ford Motor Co., 5.291%, 12/8/46	73,800
80,000	General Motors Co., 5.150%, 4/1/38	71,987
		145,787

	Banks — 8.3%
90,000	Bank of America Corp., 2.482%, (5-Year Treasury Constant Maturity plus 1.20%), 9/21/36(a)	67,848
70,000	Bank of America Corp., 4.244%, (LIBOR USD 3-Month plus 1.81%), 4/24/38(b)	62,559
100,000	Bank of America Corp., 6.110%, 1/29/37	105,126
255,000	Bank of America Corp., MTN, 2.676%, (SOFR plus 1.93%), 6/19/41(b)	179,476
140,000	Bank of America Corp., MTN, 4.330%, (LIBOR USD 3-Month plus 1.52%), 3/15/50(b)	119,547
70,000	Citigroup, Inc., 3.878%, (TSFR3M plus 1.43%), 1/24/39(b)	59,342
60,000	Citigroup, Inc., 5.316%, (SOFR plus 4.55%), 3/26/41(b)	59,404
90,000	Citigroup, Inc., 5.875%, 1/30/42	95,033
21,000	Citigroup, Inc., Series U, 5.000%, (SOFR plus 3.81%)(b)(c)	19,635
50,000	Fifth Third Bancorp, 8.250%, 3/1/38	56,271
130,000	Goldman Sachs Group, Inc. (The), 2.908%, (SOFR plus 1.47%), 7/21/42(b)	92,878
170,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/1/37	183,643
250,000	JPMorgan Chase & Co., 3.109%, (SOFR plus 2.46%), 4/22/41(b)	190,331
150,000	JPMorgan Chase & Co., 3.882%, (LIBOR USD 3-Month plus 1.36%), 7/24/38(b)	131,993
100,000	JPMorgan Chase & Co., 4.260%, (LIBOR USD 3-Month plus 1.58%), 2/22/48(b)	86,636
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$90,000	Morgan Stanley, 2.484%, (SOFR plus 1.36%), 9/16/36(b)	$68,326
110,000	Morgan Stanley, 3.217%, (SOFR plus 1.49%), 4/22/42(b)	84,698
90,000	Morgan Stanley, 3.971%, (LIBOR USD 3-Month plus 1.46%), 7/22/38(b)	79,278
135,000	PNC Financial Services Group, Inc. (The), Series O, 8.492%, (LIBOR USD 3-Month plus 3.68%)(a)(c)	133,196
220,000	Wells Fargo & Co., 5.375%, 11/2/43	210,330
100,000	Wells Fargo & Co., MTN, 5.013%, (SOFR plus 4.50%), 4/4/51(b)	93,736
90,000	Westpac Banking Corp., 2.963%, 11/16/40	60,349
		2,239,635

	Beverages — 4.3%
160,000	Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 4.700%, 2/1/36	159,162
300,000	Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 4.900%, 2/1/46	292,683
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/1/60	138,809
90,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	98,278
100,000	Bacardi, Ltd., 5.300%, 5/15/48(d)	93,038
100,000	Constellation Brands, Inc., 3.750%, 5/1/50	78,697
80,000	Diageo Capital PLC, 3.875%, 4/29/43	69,496
90,000	PepsiCo, Inc., 2.750%, 10/21/51	65,795
150,000	PepsiCo, Inc., 4.650%, 2/15/53	153,197
		1,149,155

	Broadline Retail — 0.3%
100,000	Walmart, Inc., 2.500%, 9/22/41	75,526

	Capital Goods — 0.5%
70,000	Caterpillar, Inc., 3.803%, 8/15/42	62,237
90,000	Packaging Corp. of America, 3.050%, 10/1/51	61,415
		123,652

	Chemicals — 1.0%
90,000	Dow Chemical Co. (The), 3.600%, 11/15/50	67,018
70,000	DuPont de Nemours, Inc., 5.319%, 11/15/38	70,237
100,000	Ecolab, Inc., 2.750%, 8/18/55	63,744
90,000	LYB International Finance III, LLC, 4.200%, 5/1/50	70,230
		271,229

	Commercial Services & Supplies — 0.8%
14,683	Polar Tankers, Inc., 5.951%, 5/10/37(d)	15,282
115,000	Republic Services, Inc., 2.375%, 3/15/33	94,832

See accompanying Notes to the Financial Statements.

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Commercial Services & Supplies — (continued)
$140,000	Waste Connections, Inc., 2.950%, 1/15/52	$96,875
		206,989

	Construction Materials — 0.4%
70,000	Martin Marietta Materials, Inc., 4.250%, 12/15/47	59,029
70,000	Vulcan Materials Co., 4.500%, 6/15/47	61,980
		121,009

	Consumer Discretionary Distribution & Retail — 1.2%
175,000	Amazon.com, Inc., 2.500%, 6/3/50	118,239
150,000	Amazon.com, Inc., 2.700%, 6/3/60	98,019
90,000	Amazon.com, Inc., 4.800%, 12/5/34	93,475
		309,733

	Consumer Staples Distribution & Retail — 1.3%
70,000	Hershey Co. (The), 3.125%, 11/15/49	52,922
80,000	Hormel Foods Corp., 3.050%, 6/3/51	58,074
66,000	Kraft Heinz Foods Co., 4.875%, 10/1/49	61,082
60,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	67,818
150,000	Nestle Holdings, Inc., 2.500%, 9/14/41(d)	110,752
		350,648

	Diversified REITs — 0.5%
157,000	American Tower Trust, 3.652%, 3/23/28(d)	147,958

	Diversified Telecommunication Services — 1.8%
100,000	America Movil SAB de CV, 6.125%, 3/30/40	107,398
100,000	T-Mobile USA, Inc., 3.600%, 11/15/60	71,127
120,000	T-Mobile USA, Inc., 4.375%, 4/15/40	107,396
75,000	T-Mobile USA, Inc., 5.650%, 1/15/53	76,564
50,000	T-Mobile USA, Inc., 5.800%, 9/15/62	51,628
80,000	Vodafone Group PLC, 4.250%, 9/17/50	65,176
		479,289

	Electric Utilities — 12.7%
80,000	AEP Transmission Co., LLC, Series M, 3.650%, 4/1/50(e)	63,214
90,000	Appalachian Power Co., Series L, 5.800%, 10/1/35	92,989
40,000	Avista Corp., 4.000%, 4/1/52	33,683
75,000	Berkshire Hathaway Energy Co., 4.600%, 5/1/53	68,006
70,000	CenterPoint Energy Houston Electric, LLC, Series AC, 4.250%, 2/1/49	62,119
140,000	CenterPoint Energy Houston Electric, LLC, Series AD, 2.900%, 7/1/50(e)	97,024
90,000	CMS Energy Corp., 3.750%, (5-Year Treasury Constant Maturity plus 2.90%), 12/1/50(a)	67,424
70,000	CMS Energy Corp., 4.700%, 3/31/43	59,975
60,000	Commonwealth Edison Co., 5.900%, 3/15/36	64,710
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$70,000	Connecticut Light & Power Co. (The), 4.000%, 4/1/48	$59,947
120,000	Consolidated Edison Co. of New York, Inc., 4.450%, 3/15/44	107,232
60,000	Dominion Energy South Carolina, Inc., 5.100%, 6/1/65	59,900
90,000	Dominion Energy South Carolina, Inc., 5.300%, 5/15/33	93,183
90,000	Dominion Energy, Inc., Series B, 3.300%, 4/15/41	69,258
80,000	DTE Electric Co., 3.750%, 8/15/47	65,039
95,000	DTE Electric Co., Series B, 3.650%, 3/1/52	75,268
68,000	Duke Energy Carolinas, LLC, 5.350%, 1/15/53	70,510
80,000	Duke Energy Carolinas, LLC, 6.100%, 6/1/37	86,767
60,000	Duke Energy Florida, LLC, 6.350%, 9/15/37	66,800
150,000	Duke Energy Indiana, LLC, 3.750%, 5/15/46	119,174
80,000	Duke Energy Ohio, Inc., 3.700%, 6/15/46	61,117
90,000	Duke Energy Progress, LLC, 2.900%, 8/15/51	61,143
130,000	Entergy Texas, Inc., 3.550%, 9/30/49	98,668
70,000	Exelon Corp., 4.450%, 4/15/46	60,104
70,000	Exelon Corp., 5.100%, 6/15/45	66,130
40,000	FirstEnergy Corp., Series C, 5.100%, 7/15/47	35,463
40,000	FirstEnergy Transmission, LLC, 4.550%, 4/1/49(d)	33,512
80,000	Florida Power & Light Co., 4.125%, 2/1/42	70,243
45,000	Florida Power & Light Co., 5.850%, 5/1/37	47,274
70,000	Massachusetts Electric Co., 5.900%, 11/15/39(d)	72,840
90,000	MidAmerican Energy Co., 2.700%, 8/1/52	60,662
70,000	MidAmerican Energy Co., 4.800%, 9/15/43	67,553
80,000	NextEra Energy Capital Holdings, Inc., 2.440%, 1/15/32	66,299
40,000	Northern States Power Co., 4.500%, 6/1/52	36,722
60,000	Oncor Electric Delivery Co., LLC, 4.950%, 9/15/52	59,047
190,000	PECO Energy Co., 2.850%, 9/15/51	129,092
100,000	Public Service Electric & Gas Co., MTN, 5.375%, 11/1/39	98,984
90,000	Puget Sound Energy, Inc., 2.893%, 9/15/51	60,235
60,000	Puget Sound Energy, Inc., 5.638%, 4/15/41	60,433
115,000	San Diego Gas & Electric Co., Series TTT, 4.100%, 6/15/49	96,995
55,000	San Diego Gas & Electric Co., Series UUU, 3.320%, 4/15/50	40,658
130,000	Sempra Energy, 3.800%, 2/1/38	111,862
84,000	Southern California Edison Co., 5.700%, 3/1/53	87,090
80,000	Southern Co. (The), 4.400%, 7/1/46	69,613

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$90,000	Union Electric Co., 3.250%, 10/1/49	$65,478
35,000	Union Electric Co., 5.450%, 3/15/53	36,314
110,000	Virginia Electric & Power Co., 4.000%, 1/15/43	92,854
110,000	Xcel Energy, Inc., 3.500%, 12/1/49	84,256
		3,412,863

	Energy Equipment & Services — 6.1%
100,000	Cheniere Corpus Christi Holdings, LLC, 2.742%, 12/31/39	82,452
75,000	DCP Midstream Operating L.P., 5.600%, 4/1/44	71,391
75,000	Eastern Gas Transmission & Storage, Inc., 4.800%, 11/1/43	65,416
145,000	Energy Transfer L.P., 5.000%, 5/15/44	123,545
90,000	Energy Transfer L.P., 5.350%, 5/15/45	79,442
80,000	Energy Transfer L.P., 7.500%, 7/1/38	89,792
150,000	Enterprise Products Operating, LLC, 3.300%, 2/15/53	108,146
110,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	115,896
80,000	Enterprise Products Operating, LLC, 6.125%, 10/15/39	86,818
70,000	Kinder Morgan Energy Partners L.P., 5.625%, 9/1/41	66,382
145,000	Kinder Morgan, Inc., 3.600%, 2/15/51	102,392
50,000	Kinder Morgan, Inc., 5.450%, 8/1/52	46,282
70,000	Kinder Morgan, Inc., 5.550%, 6/1/45	66,142
70,000	MPLX L.P., 5.200%, 12/1/47	61,954
60,000	MPLX L.P., 5.650%, 3/1/53	57,506
100,000	Plains All American Pipeline L.P./PAA Finance Corp., 4.700%, 6/15/44	78,440
80,000	Spectra Energy Partners L.P., 4.500%, 3/15/45	67,155
75,000	Targa Resources Corp., 6.250%, 7/1/52	73,344
64,000	TransCanada PipeLines, Ltd., 4.625%, 3/1/34	60,057
70,000	Williams Cos., Inc. (The), 5.100%, 9/15/45	63,934
70,000	Williams Cos., Inc. (The), 6.300%, 4/15/40	73,557
		1,640,043

	Entertainment — 0.8%
150,000	Activision Blizzard, Inc., 2.500%, 9/15/50	100,146
37,000	Mattel, Inc., 5.450%, 11/1/41	31,154
105,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42(d)	87,574
		218,874

	Financial Services — 3.1%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.850%, 10/29/41	114,563
70,000	American Express Co., 4.050%, 12/3/42	64,548
80,000	Amgen, Inc., 3.350%, 2/22/32	72,042
60,000	Blackstone Holdings Finance Co., LLC, 6.250%, 8/15/42(d)	61,655
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financial Services — (continued)
$60,000	Blue Owl Finance, LLC, 4.125%, 10/7/51(d)	$36,881
80,000	Charles Schwab Corp. (The), Series H, 4.000%, (10-Year Treasury Constant Maturity plus 3.08%)(a)(c)	62,502
145,000	CSL Finance PLC, 4.750%, 4/27/52(d)	136,199
110,000	Intercontinental Exchange, Inc., 4.250%, 9/21/48	95,535
60,000	Jefferies Financial Group, Inc., 6.500%, 1/20/43	61,378
80,000	S&P Global, Inc., 3.700%, 3/1/52	65,370
70,000	Visa, Inc., 4.300%, 12/14/45	67,146
		837,819

	Ground Transportation — 3.3%
110,000	Burlington Northern Santa Fe, LLC, 4.900%, 4/1/44	107,753
70,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	69,311
90,000	CSX Corp., 4.500%, 11/15/52	81,989
70,000	CSX Corp., 6.000%, 10/1/36	75,702
90,000	FedEx Corp., 4.550%, 4/1/46	79,066
100,000	Kansas City Southern/Old, 3.500%, 5/1/50	75,274
50,000	Norfolk Southern Corp., 3.400%, 11/1/49	36,473
70,000	Norfolk Southern Corp., 3.950%, 10/1/42	59,505
170,000	Union Pacific Corp., 2.950%, 3/10/52	120,411
30,000	Union Pacific Corp., 3.375%, 2/14/42	24,664
80,000	Union Pacific Corp., 3.600%, 9/15/37	70,270
70,000	United Parcel Service, Inc., 5.300%, 4/1/50	74,750
		875,168

	Health Care Providers & Services — 10.7%
70,000	Abbott Laboratories, 4.900%, 11/30/46	71,857
60,000	AbbVie, Inc., 4.050%, 11/21/39	53,368
150,000	AbbVie, Inc., 4.250%, 11/21/49	131,939
60,000	AbbVie, Inc., 4.400%, 11/6/42	54,762
60,000	AbbVie, Inc., 4.450%, 5/14/46	54,193
140,000	AbbVie, Inc., 4.500%, 5/14/35	135,574
70,000	Aetna, Inc., 4.500%, 5/15/42	62,722
100,000	Amgen, Inc., 2.770%, 9/1/53	63,674
165,000	Amgen, Inc., 2.800%, 8/15/41	120,538
90,000	Amgen, Inc., 5.600%, 3/2/43	92,443
60,000	Baxalta, Inc., 5.250%, 6/23/45	58,701
100,000	Baxter International, Inc., 3.132%, 12/1/51	64,605
80,000	Becton Dickinson & Co., 4.875%, 5/15/44	71,764
145,000	Bristol-Myers Squibb Co., 2.350%, 11/13/40	104,328
150,000	Bristol-Myers Squibb Co., 2.550%, 11/13/50	99,962
70,000	Bristol-Myers Squibb Co., 3.700%, 3/15/52	58,198
110,000	Bristol-Myers Squibb Co., 4.250%, 10/26/49	99,401
70,000	Cigna Group (The), 4.800%, 8/15/38	67,778
95,000	CVS Health Corp., 2.700%, 8/21/40	67,807
65,000	CVS Health Corp., 4.780%, 3/25/38	61,899

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Health Care Providers & Services — (continued)
$130,000	CVS Health Corp., 5.125%, 7/20/45	$123,128
100,000	Danaher Corp., 2.800%, 12/10/51	69,392
110,000	Elevance Health, Inc., 4.375%, 12/1/47	97,628
80,000	Elevance Health, Inc., 5.125%, 2/15/53	79,408
90,000	Gilead Sciences, Inc., 2.600%, 10/1/40	66,259
150,000	HCA, Inc., 3.500%, 7/15/51	103,190
80,000	HCA, Inc., 5.500%, 6/15/47	74,875
90,000	Novartis Capital Corp., 2.750%, 8/14/50	66,332
200,000	Roche Holdings, Inc., 2.607%, 12/13/51(d)	139,163
80,000	Stryker Corp., 4.625%, 3/15/46	74,652
130,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	110,467
140,000	UnitedHealth Group, Inc., 3.750%, 10/15/47	117,287
55,000	Viatris, Inc., 4.000%, 6/22/50	36,269
50,000	Wyeth, LLC, 5.950%, 4/1/37	56,079
70,000	Zoetis, Inc., 4.700%, 2/1/43	65,297
		2,874,939

	Household Products — 0.5%
70,000	Kenvue, Inc., 5.050%, 3/22/53(d)	71,909
60,000	Procter & Gamble Co. (The), 5.550%, 3/5/37	68,183
		140,092

	Insurance — 5.6%
83,000	Athene Holding, Ltd., 3.950%, 5/25/51	56,913
55,000	Berkshire Hathaway Finance Corp., 3.850%, 3/15/52	45,817
70,000	Berkshire Hathaway Finance Corp., 4.200%, 8/15/48	63,362
80,000	Brighthouse Financial, Inc., 4.700%, 6/22/47	58,341
60,000	Carlyle Holdings II Finance, LLC, 5.625%, 3/30/43(d)	55,551
80,000	Chubb INA Holdings, Inc., 3.050%, 12/15/61	53,732
84,000	Corebridge Financial, Inc., 4.400%, 4/5/52(d)	65,462
80,000	Enstar Finance, LLC, 5.500%, (5-Year Treasury Constant Maturity plus 4.01%), 1/15/42(a)	57,621
47,000	Enstar Group, Ltd., 3.100%, 9/1/31	36,275
90,000	Fidelity National Financial, Inc., 3.200%, 9/17/51	55,977
80,000	Global Atlantic Fin Co., 4.700%, (5-Year Treasury Constant Maturity plus 3.80%), 10/15/51(a)(d)	64,117
70,000	Guardian Life Insurance Co. of America (The), 4.875%, 6/19/64(d)	61,576
70,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(d)	61,547
80,000	Liberty Mutual Group, Inc., 3.950%, 5/15/60(d)	55,557
100,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/50(d)	78,805
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$70,000	New York Life Insurance Co., 4.450%, 5/15/69(d)	$60,081
60,000	New York Life Insurance Co., 6.750%, 11/15/39(d)	70,167
80,000	Northwestern Mutual Life Insurance Co. (The), 3.450%, 3/30/51(d)	58,425
80,000	Pacific LifeCorp, 3.350%, 9/15/50(d)	56,833
70,000	Progressive Corp. (The), 3.950%, 3/26/50	58,881
80,000	Prudential Financial, Inc., 3.700%, (5-Year Treasury Constant Maturity plus 3.04%), 10/1/50(a)	65,166
36,000	SBL Holdings, Inc., 5.000%, 2/18/31(d)	29,811
70,000	Securian Financial Group, Inc., 4.800%, 4/15/48(d)	57,399
80,000	Travelers Cos., Inc. (The), 3.050%, 6/8/51	56,794
70,000	Voya Financial, Inc., 4.800%, 6/15/46	59,061
90,000	W R Berkley Corp., 3.150%, 9/30/61	57,080
		1,500,351

	Internet & Direct Marketing Retail — 0.2%
60,000	Meta Platforms, Inc., 4.450%, 8/15/52	52,544

	IT Services — 0.2%
70,000	Fiserv, Inc., 4.400%, 7/1/49	59,406

	Machinery — 0.3%
80,000	Deere & Co., 3.900%, 6/9/42	73,372

	Media — 4.8%
190,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 4.400%, 12/1/61	129,363
50,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 6.484%, 10/23/45	47,307
130,000	Comcast Corp., 2.800%, 1/15/51	87,437
170,000	Comcast Corp., 2.987%, 11/1/63	109,729
110,000	Comcast Corp., 3.250%, 11/1/39	89,169
100,000	Comcast Corp., 3.400%, 7/15/46	77,416
110,000	Comcast Corp., 4.200%, 8/15/34	105,168
90,000	Discovery Communications, LLC, 4.000%, 9/15/55	59,475
80,000	Discovery Communications, LLC, 5.200%, 9/20/47	66,061
90,000	Interpublic Group of Cos., Inc. (The), 3.375%, 3/1/41	67,578
70,000	Time Warner Cable, LLC, 5.875%, 11/15/40	63,365
130,000	Time Warner Cable, LLC, 6.550%, 5/1/37	128,028
100,000	Walt Disney Co. (The), 2.750%, 9/1/49	69,085
130,000	Walt Disney Co. (The), 3.500%, 5/13/40	110,339
70,000	Walt Disney Co. (The), 6.200%, 12/15/34	79,356
		1,288,876

	Metals & Mining — 1.4%
70,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43	65,480

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Metals & Mining — (continued)
$80,000	Newmont Corp., 4.875%, 3/15/42	$76,424
100,000	Nucor Corp., 2.979%, 12/15/55	66,268
100,000	Southern Copper Corp., 7.500%, 7/27/35	116,510
62,000	Teck Resources, Ltd., 6.000%, 8/15/40	62,575
		387,257

	Office REITs — 0.3%
50,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	37,425
50,000	Alexandria Real Estate Equities, Inc., 3.000%, 5/18/51	30,904
		68,329

	Oil, Gas & Consumable Fuels — 4.3%
80,000	Atmos Energy Corp., 4.125%, 10/15/44	69,338
85,000	BP Capital Markets America, Inc., 3.060%, 6/17/41	65,600
75,000	ConocoPhillips Co., 4.025%, 3/15/62	61,172
61,000	Devon Energy Corp., 5.600%, 7/15/41	58,405
103,000	Diamondback Energy, Inc., 4.250%, 3/15/52	80,514
70,000	Equinor ASA, 5.100%, 8/17/40	72,053
70,000	Exxon Mobil Corp., 4.114%, 3/1/46	62,650
152,000	Exxon Mobil Corp., 4.227%, 3/19/40	142,166
70,000	Halliburton Co., 5.000%, 11/15/45	63,618
60,000	Halliburton Co., 7.450%, 9/15/39	69,436
70,000	Hess Corp., 5.600%, 2/15/41	67,377
60,000	Marathon Petroleum Corp., 6.500%, 3/1/41	63,392
70,000	NiSource, Inc., 4.800%, 2/15/44	64,492
90,000	Shell International Finance BV, 4.550%, 8/12/43	84,948
180,000	Southern Co. Gas Capital Corp., Series 21A, 3.150%, 9/30/51	123,002
		1,148,163

	Passenger Airlines — 0.1%
39,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.500%, 4/20/26(d)	38,383

	Residential REITs — 0.8%
80,000	American Homes 4 Rent L.P., 4.300%, 4/15/52	62,731
30,000	Mid-America Apartments L.P., 2.875%, 9/15/51	19,219
80,000	National Retail Properties, Inc., 3.500%, 4/15/51	54,873
80,000	UDR, Inc., 3.100%, 11/1/34	65,210
		202,033

	Retail REITs — 0.4%
70,000	Kimco Realty OP, LLC, 4.250%, 4/1/45	54,773
80,000	Simon Property Group L.P., 3.250%, 9/13/49	54,250
		109,023
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Semiconductors & Semiconductor Equipment — 2.8%
$140,000	Broadcom, Inc., 3.469%, 4/15/34(d)	$114,919
80,000	Broadcom, Inc., 3.500%, 2/15/41(d)	60,242
90,000	Lam Research Corp., 2.875%, 6/15/50	63,255
90,000	NVIDIA Corp., 3.500%, 4/1/50	73,420
50,000	NXP BV / NXP Funding, LLC/NXP USA, Inc., 3.250%, 11/30/51	33,302
80,000	NXP BV/NXP Funding, LLC/NXP USA, Inc., 5.000%, 1/15/33	78,347
70,000	QUALCOMM, Inc., 4.300%, 5/20/47	64,675
200,000	QUALCOMM, Inc., 4.500%, 5/20/52	185,644
80,000	Texas Instruments, Inc., 5.000%, 3/14/53	83,026
		756,830

	Software — 3.6%
110,000	Apple, Inc., 2.800%, 2/8/61	74,515
110,000	Apple, Inc., 3.850%, 5/4/43	99,442
80,000	Apple, Inc., 3.850%, 8/4/46	71,274
75,000	Apple, Inc., 3.950%, 8/8/52	66,923
50,000	Dell International, LLC/EMC Corp., 3.450%, 12/15/51(d)	32,384
90,000	Microsoft Corp., 2.525%, 6/1/50	63,382
180,000	Microsoft Corp., 2.675%, 6/1/60	123,655
90,000	Oracle Corp., 3.650%, 3/25/41	69,328
90,000	Oracle Corp., 3.850%, 4/1/60	62,541
90,000	Oracle Corp., 3.950%, 3/25/51	67,005
110,000	Oracle Corp., 4.000%, 7/15/46	83,777
75,000	Oracle Corp., 5.550%, 2/6/53	71,166
75,000	Oracle Corp., 6.900%, 11/9/52	83,700
		969,092

	Specialty Retail — 2.6%
80,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(d)	81,927
95,000	Home Depot, Inc. (The), 2.750%, 9/15/51	65,083
100,000	Home Depot, Inc. (The), 3.125%, 12/15/49	73,644
80,000	Lowe's Cos., Inc., 5.000%, 4/15/40	76,009
130,000	Lowe's Cos., Inc., 5.625%, 4/15/53	129,974
120,000	McDonald's Corp., MTN, 3.625%, 9/1/49	95,513
120,000	McDonald's Corp., MTN, 4.875%, 12/9/45	116,048
90,000	Starbucks Corp., 3.500%, 11/15/50	69,259
		707,457

	Telecommunication Services — 4.7%
120,000	AT&T, Inc., 3.500%, 6/1/41	94,555
240,000	AT&T, Inc., 3.650%, 9/15/59	170,662
155,000	AT&T, Inc., 3.850%, 6/1/60	115,636
210,000	AT&T, Inc., 4.500%, 5/15/35.	196,996
150,000	Deutsche Telekom AG, 3.625%, 1/21/50(d)	115,984
100,000	Verizon Communications, Inc., 2.650%, 11/20/40	71,360
140,000	Verizon Communications, Inc., 3.400%, 3/22/41	111,151
90,000	Verizon Communications, Inc., 3.550%, 3/22/51	68,404

Continued

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — (continued)
$80,000	Verizon Communications, Inc., 3.700%, 3/22/61	$59,398
120,000	Verizon Communications, Inc., 4.400%, 11/1/34	113,944
130,000	Verizon Communications, Inc., 5.250%, 3/16/37	132,616
		1,250,706

	Tobacco — 1.8%
80,000	Altria Group, Inc., 3.875%, 9/16/46	57,433
160,000	BAT Capital Corp., 4.390%, 8/15/37	130,462
60,000	BAT Capital Corp., 4.540%, 8/15/47	44,544
70,000	Cargill, Inc., 4.375%, 4/22/52(d)	64,744
70,000	Cargill, Inc., 4.760%, 11/23/45(d)	67,003
140,000	Philip Morris International, Inc., 4.375%, 11/15/41	120,860
		485,046

	Total Corporate Bonds
	(Cost $31,147,711)	25,600,555

U.S. GOVERNMENT AGENCIES — 0.2%
	Tennessee Valley Authority — 0.2%
70,000	4.250%, 9/15/52	65,156

	Total U.S. Government Agencies
	(Cost $67,770)	65,156

U.S. TREASURY BONDS — 2.9%
736,100	2.000%, 11/15/41	554,519
336,100	2.000%, 8/15/51	235,296

	Total U.S. Treasury Bonds
	(Cost $767,822)	789,815

U.S. TREASURY NOTES — 0.3%
82,300	1.875%, 2/15/32	72,173

	Total U.S. Treasury Notes
	(Cost $72,183)	72,173

Shares
MONEY MARKET FUND — 0.2%
47,857	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(f)	47,857

	Total Money Market Fund
	(Cost $47,857)	47,857

Total Investments — 98.9%
(Cost $32,103,343)		26,575,556
Net Other Assets (Liabilities) — 1.1%		296,304
NET ASSETS — 100.0%		$26,871,860

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(e)	All or a portion of the securities are held in a separate collateral account at US Bank.
(f)	Represents the current yield as of report date.

MTN	Medium Term Note

Continued

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 16.8%
$241,146	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.740%, 4/18/25	$239,020
297,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class B, 0.760%, 12/18/25	286,079
405,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/27	381,753
254,762	ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.800%, 8/15/28(a)	252,944
170,000	ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.680%, 3/15/30(a)	161,838
470,000	ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.430%, 1/15/31(a)	455,017
1,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2023-4A, Class A, 5.490%, 6/20/29(a)	1,249,467
550,000	Carvana Auto Receivables Trust, Series 2021-P1, Class A4, 0.860%, 1/11/27	509,128
509,000	Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.270%, 3/10/27	448,130
600,000	Carvana Auto Receivables Trust, Series 2021-P3, Class B, 1.420%, 8/10/27	515,696
275,620	Chesapeake Funding II, LLC, Series 2020- 1A, Class A1, 0.870%, 8/15/32(a)	272,344
319,536	Chesapeake Funding II, LLC, Series 2021- 1A, Class A1, 0.470%, 4/15/33(a)	312,806
620,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39(b)	694,827
252	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.707%, 6/25/37	250
300,000	Enterprise Fleet Financing, LLC, Series 2021-2, Class A3, 0.740%, 5/20/27(a)	275,118
410,000	Enterprise Fleet Financing, LLC, Series 2021-3, Class A3, 1.220%, 8/20/27(a)	377,464
444,000	Enterprise Fleet Financing, LLC, Series 2023-1, Class A3, 5.420%, 10/22/29(a)	444,282
375,000	Enterprise Fleet Funding, LLC, Series 2021-1, Class A3, 0.700%, 12/21/26(a)	352,580
642,000	Ford Credit Auto Owner Trust 2020- REV2, Series 2020-2, Class A, 1.060%, 4/15/33(a)(b)	584,436
415,000	Ford Credit Auto Owner Trust 2021- REV2, Series 2021-2, Class A, 1.530%, 5/15/34(a)	369,817
256,231	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A3, 0.340%, 8/15/24(a)	250,922
205,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A4, 0.550%, 12/15/26(a)	191,950
1,295,000	Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.680%, 12/27/27(a)	1,146,080
Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$740,000	OneMain Direct Auto Receivables Trust 2023-1, Series 2023-1A, Class A, 5.410%, 11/14/29(a)	$744,595
149,706	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/32(a)	148,680
630,000	OneMain Financial Issuance Trust 2019- 2, Series 2019-2A, Class A, 3.140%, 10/14/36(a)(b)	577,901
480,000	OneMain Financial Issuance Trust 2021-1, Series 2021-1A, Class A1, 1.550%, 6/16/36(a)(b)	419,745
204,107	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/26	203,156
153,511	Saxon Asset Securities Trust, Series 2004- 3, Class M1, 5.745%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(c)	141,552
322,043	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/46(a)(b)	300,107
750,000	Toyota Auto Loan Extended Note Trust 2021-1, Series 2021-1A, Class A, 1.070%, 2/27/34(a)(b)	676,354
1,000,000	Toyota Auto Loan Extended Note Trust 2022-1, Series 2022-1A, Class A, 3.820%, 4/25/35(a)	968,209
49,190	U.S. Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30(b)	47,949
215,000	Wheels SPV 2, LLC, Series 2020-1A, Class A3, 0.620%, 8/20/29(a)	208,263

	Total Asset Backed Securities
	(Cost $15,078,654)	14,208,459

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.2%
372,807	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.500%, 7/25/49(a)(d)	335,421
24,356	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	22,835
9,196	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	9,047
29,053	Countrywide Home Loan Mortgage Pass- Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	28,309
58,449	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates, Series 2004-1, Class 2A1, 6.500%, 2/25/34	57,962
41,746	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	42,737
192,600	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	185,744
682,000	Fannie Mae, Series 2008-2, Class PH, 5.500%, 2/25/38	709,934

See accompanying Notes to the Financial Statements.

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$527,000	Fannie Mae, Series 2009-28, Class HX, 5.000%, 5/25/39	$538,513
825,833	Fannie Mae, Series 2010-150, Class YL, 4.000%, 1/25/41	781,888
800,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	801,838
155,752	Fannie Mae, Series 2011-74, Class QM, 4.500%, 11/25/40	153,767
1,034,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	986,069
413,552	Fannie Mae, Series 2013-91, Class DV, 3.000%, 10/25/26	401,273
138,088	Fannie Mae, Series 2016-85, Class GA, 2.500%, 10/25/45	126,953
14,075	Fannie Mae, Series 2017-26, Class CD, 3.500%, 1/25/43	14,021
870,000	Fannie Mae, Series 2017-42, Class HL, 3.000%, 6/25/47	792,667
345,827	Fannie Mae, Series 2020-10, Class Q, 3.000%, 3/25/50	314,770
70,969	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	73,845
141,573	Freddie Mac, Series 2768, Class PC, 4.000%, 3/15/34	138,434
111,879	Freddie Mac, Series 3042, Class PZ, 5.750%, 9/15/35	121,018
95,626	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	96,930
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40(b)	512,186
11,312	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	11,184
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	196,234
133,399	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	131,428
990,000	Freddie Mac, Series 3895, Class PW, 4.500%, 7/15/41	995,103
316,809	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42(b)	299,849
338,000	Freddie Mac, Series 4088, Class CD, 3.000%, 8/15/42	283,729
300,000	Freddie Mac, Series 4094, Class ME, 2.500%, 8/15/42	260,265
215,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	193,121
628,000	Freddie Mac, Series 4135, Class AY, 2.000%, 11/15/42	496,118
459,189	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	434,121
119,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32(b)	107,385
128,445	Freddie Mac, Series 4173, Class NB, 3.000%, 3/15/43	118,910
Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$94,611	Freddie Mac, Series 4215, Class LD, 2.000%, 7/15/41	$89,339
37,898	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	35,954
99,853	Freddie Mac, Series 4352, Class ZX, 4.000%, 4/15/44	96,958
1,000,000	Freddie Mac, Series 4507, Class GB, 3.000%, 9/15/45	876,633
33,471	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43(b)	33,358
958,806	Freddie Mac, Series 4941, Class MB, 3.000%, 7/25/49	869,038
404,307	Freddie Mac, Series 5115, Class G, 2.500%, 9/25/50	345,257
239,746	Freddie Mac Strips, Series 219, Class PO, 3/1/32	210,052
54,905	Ginnie Mae, Series 2004-69, Class GC, 5.500%, 4/20/34	55,926
464,360	Ginnie Mae, Series 2005-60, Class WZ, 5.500%, 9/20/35	469,862
197,851	Ginnie Mae, Series 2007-57, Class ZA, 5.750%, 10/20/37	203,609
750,000	Ginnie Mae, Series 2011-135, Class PG, 3.000%, 10/16/41	671,642
612,000	Ginnie Mae, Series 2017-75, Class DL, 3.000%, 3/20/47	530,245
800,000	Ginnie Mae, Series 2019-6, Class JK, 3.500%, 1/20/49	741,359
141,662	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33(b)	134,815
20,563	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35(b)	15,134

	Total Collateralized Mortgage Obligations
	(Cost $17,313,605)	16,152,789

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.1%
250,000	BANK 2020-BNK29, Series 2020-BN29, Class A4, 1.997%, 11/15/53	197,399
325,000	BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/15/53	265,625
589,492	Benchmark Mortgage Trust, Series 2020- B18, Class A5, 1.925%, 7/15/53	471,500
1,250,000	Benchmark Mortgage Trust, Series 2020- B21, Class A5, 1.978%, 12/17/53(b)	995,193
200,408	BX Commercial Mortgage Trust, Series 2021-21M, Class C, 5.861%, (LIBOR USD 1-Month plus 1.18%), 10/15/36(a) (c)	187,754
277,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 6.185%, (LIBOR USD 1-Month plus 1.50%), 11/15/38(a) (c)	260,332

Continued

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$212,218	BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 5.881%, (LIBOR USD 1-Month plus 1.20%), 10/15/38(a) (c)	$200,511
340,719	BX Commercial Mortgage Trust, Series 2022-LP2, Class B, 6.139%, (TSFR1M plus 1.31%), 2/15/39(a)(c)	328,923
275,000	BX Trust, Series 2021-RISE, Class C, 6.134%, (LIBOR USD 1-Month plus 1.45%), 11/15/36(a)(c)	260,129
589,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(b)(d)	549,747
700,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, 2/10/50	652,824
100,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	93,944
365,000	Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.371%, 9/10/46(d)	362,024
405,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46(b)	397,695
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.778%, 9/10/58	479,097
75,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 8/10/50	74,284
75,000	COMM 2013-CCRE13 Mortgage Trust, Series 2013-CR13, Class A4, 4.194%, 11/10/46(d)	73,864
350,000	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A4, 4.074%, 2/10/47(d)	343,979
500,000	COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class A5, 3.828%, 7/15/47(b)	485,918
266,000	COMM Mortgage Trust, Series 2014- CR20, Class A4, 3.590%, 11/10/47	256,659
153,000	COMM Mortgage Trust, Series 2014- UBS2, Class A5, 3.961%, 3/10/47	150,080
455,000	COMM Mortgage Trust, Series 2014- UBS4, Class A5, 3.694%, 8/10/47	440,677
250,000	COMM Mortgage Trust, Series 2017- COR2, Class A3, 3.510%, 9/10/50(b)	232,614
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48(b)	479,690
251,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 6.005%, (LIBOR USD 1-Month plus 1.32%), 11/15/38(a)(c)	237,312
Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2, 2.361%, 10/25/36	$770,287
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K159, Class A2, 3.950%, 11/25/30(d)	136,725
367,652	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(b)(d)	347,144
653,139	Ginnie Mae, Series 2014-126, Class A, 2.500%, 11/16/46	616,369
383,398	Ginnie Mae, Series 2019-79, Class V, 2.800%, 3/16/29	359,261
22,477	GS Mortgage Securities Trust, Series 2010- C1, Class B, 5.148%, 8/10/43(a)	22,274
300,000	GS Mortgage Securities Trust, Series 2013- GC14, Class A5, 4.243%, 8/10/46(b)	298,170
85,000	GS Mortgage Securities Trust, Series 2014- GC24, Class A5, 3.931%, 9/10/47	82,149
500,000	GS Mortgage Securities Trust, Series 2016- GS4, Class A4, 3.442%, 11/10/49(b)(d)	466,033
64,000	GS Mortgage Securities Trust, Series 2020- GC47, Class A5, 2.377%, 5/12/53	52,946
500,000	GS Mortgage Securities Trust, Series 2020- GSA2, Class A5, 2.012%, 12/12/53(b)	398,462
162,404	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(d)	155,945
68,152	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4, 3.994%, 1/15/46(d)	67,846
101,978	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A5, 2.960%, 4/15/46	101,490
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47(b)	486,631
185,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(d)	174,220
273,188	Med Trust, Series 2021-MDLN, Class C, 6.485%, (LIBOR USD 1-Month plus 1.80%), 11/15/38(a)(c)	260,486
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47(b)	96,937
300,167	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	288,785
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49(b)	470,096
435,000	Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.177%, 7/15/51	410,529

Continued

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$659,333	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.041%, 7/15/53	$531,322
205,612	OPG Trust, Series 2021-PORT, Class C, 5.516%, (LIBOR USD 1-Month plus 0.83%), 10/15/36(a)(c)	191,692
242,085	SMR Mortgage Trust, Series 2022-IND, Class A, 6.477%, (TSFR1M plus 1.65%), 2/15/39(a)(c)	231,038
600,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/47	574,513
644,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	616,149
50,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	47,239
300,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	278,835
220,800	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5, 2.448%, 6/15/53	183,881
500,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C57, Class A4, 2.118%, 8/15/53	406,930
300,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/53	240,522
75,628	WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A4, 4.079%, 3/15/46(d)	74,642
475,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/47	461,672
302,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	292,501

	Total Commercial Mortgage-Backed Securities
	(Cost $20,883,970)	18,671,495

CORPORATE BONDS — 0.8%
	Diversified REITs — 0.3%
250,000	American Tower Trust, 3.652%, 3/23/28(a) (b)	235,601
Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Telecommunication Services — 0.5%
$421,875	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(a)(b)	$418,536

	Total Corporate Bonds
	(Cost $675,773)	654,137

MORTGAGE-BACKED SECURITIES — 35.7%
	Fannie Mae — 17.1%
113,194	3.000%, 1/1/31, Pool #BA6574	108,313
329,540	4.500%, 3/1/34, Pool #CA3294	330,800
293,482	2.500%, 11/1/35, Pool #CA7939	271,410
58,826	5.500%, 6/1/38, Pool #984277(b)	60,858
31,202	5.500%, 8/1/38, Pool #995072	32,369
40,077	4.500%, 9/1/39, Pool #AC1830	40,263
37,334	4.500%, 10/1/40, Pool #AE4855	37,508
73,816	3.500%, 2/1/41, Pool #AH5646	70,302
115,237	4.000%, 3/1/41, Pool #AH4008	112,639
340,973	2.500%, 5/1/41, Pool #MA4334	304,146
29,958	4.500%, 6/1/41, Pool #AC9298	30,097
85,137	5.000%, 7/1/41, Pool #AI5595	86,904
145,712	4.000%, 9/1/41, Pool #AJ1717	142,424
114,242	3.500%, 6/1/42, Pool #AB5373	108,802
37,203	4.500%, 10/1/44, Pool #MA2066	37,147
116,515	4.000%, 12/1/44, Pool #MA2127	113,453
114,019	4.500%, 1/1/45, Pool #MA2158	113,845
140,823	3.500%, 3/1/45, Pool #AS4552	132,936
126,575	4.000%, 10/1/45, Pool #AL7487	123,249
874,641	3.000%, 10/1/46, Pool #BC4764	800,360
85,742	4.000%, 11/1/46, Pool #MA2808	83,436
113,273	3.000%, 2/1/47, Pool #BE2329	103,407
67,560	4.000%, 5/1/47, Pool #BE9598	65,673
57,978	4.500%, 11/1/47, Pool #BM3286	58,660
207,734	3.500%, 12/1/47, Pool #CA0833	195,457
66,523	4.500%, 5/1/48, Pool #CA1711	66,064
93,700	3.500%, 9/1/49, Pool #BJ9608	87,773
212,950	3.500%, 6/1/50, Pool #CA6097	198,778
215,026	3.000%, 7/1/50, Pool #CA6421	193,968
210,969	3.000%, 7/1/50, Pool #CA6422	190,134
555,763	2.500%, 8/1/50, Pool #FM4053	483,964
338,797	2.500%, 8/1/50, Pool #FM4055	292,798
836,588	3.000%, 8/1/50, Pool #FS0973	760,971
423,736	2.500%, 10/1/50, Pool #FM4702	366,073
507,395	2.500%, 3/1/51, Pool #FM6523	440,168
361,452	3.000%, 5/1/51, Pool #FM7346	325,054
1,107,529	2.500%, 8/1/51, Pool #FM8438	963,044
1,327,646	4.000%, 8/1/51, Pool #FS1976	1,285,538
327,221	3.000%, 11/1/51, Pool #CB2170	293,646
870,632	3.500%, 2/1/52, Pool #MA4550	808,497
1,018,911	3.000%, 3/1/52, Pool #BV4143	924,524
763,883	3.500%, 4/1/52, Pool #FS1185	709,266
705,684	3.500%, 4/1/52, Pool #FS1260	658,489
687,700	4.500%, 6/1/52, Pool #FS2157	681,123
512,822	5.000%, 11/1/52, Pool #CB5278	511,844

Continued

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$579,317	5.500%, 3/1/53, Pool #FS3925	$590,092
		14,396,266

	Freddie Mac — 18.6%
41,696	4.000%, 11/1/32, Pool #ZS8993	40,658
188,633	3.500%, 5/1/35, Pool #ZA2378	183,395
138,930	4.000%, 5/1/37, Pool #ZA2461	135,456
19,630	5.500%, 10/1/39, Pool #ZI9359	20,309
34,045	5.000%, 4/1/40, Pool #ZI9910	34,751
56,283	5.500%, 4/1/40, Pool #ZA1042	58,370
23,647	5.000%, 8/1/40, Pool #ZA1056	24,136
61,892	4.000%, 11/1/40, Pool #ZJ0654	60,480
76,343	4.000%, 12/1/40, Pool #ZJ0811	74,621
158,121	3.500%, 8/1/42, Pool #ZL3508	150,779
602,169	3.000%, 12/1/42, Pool #Q14108	556,944
727,244	6.000%, 2/1/43, Pool #RB5221	746,239
203,942	3.500%, 3/1/43, Pool #ZT1107	192,861
854,158	3.500%, 1/1/45, Pool #SD1309	811,956
155,899	3.500%, 1/1/45, Pool #ZL8964	147,651
118,690	3.500%, 3/1/45, Pool #ZT1164	112,114
93,831	3.000%, 1/1/46, Pool #ZS4646	86,114
96,133	4.000%, 4/1/46, Pool #ZM1015	93,596
99,705	3.500%, 12/1/47, Pool #ZM5123	93,826
249,431	2.500%, 11/1/49, Pool #QA4396	216,160
121,317	3.000%, 1/1/50, Pool #QA6230	109,785
531,923	3.000%, 6/1/51, Pool #SD8152	478,150
680,913	2.500%, 7/1/51, Pool #QC4230	595,856
390,086	3.000%, 7/1/51, Pool #RA5552	350,430
303,141	3.500%, 7/1/51, Pool #RA5549	282,076
1,047,557	3.000%, 8/1/51, Pool #SD8162	941,257
1,032,538	2.500%, 9/1/51, Pool #RA5921	890,095
575,585	3.500%, 1/1/52, Pool #RA6531	534,334
461,307	3.000%, 2/1/52, Pool #SD8195	413,917
992,699	3.500%, 4/1/52, Pool #RA7191	920,832
923,178	3.500%, 4/1/52, Pool #SD0957	856,596
768,554	4.500%, 6/1/52, Pool #SD1265	754,264
1,196,903	4.500%, 8/1/52, Pool #SD1515	1,172,872
792,083	5.000%, 10/1/52, Pool #SD1710	792,639
981,958	5.000%, 11/1/52, Pool #SD1727	985,313
743,519	5.000%, 1/1/53, Pool #RA8382	742,101
998,752	5.500%, 2/1/53, Pool #QF8052(e)	1,010,973
		15,671,906

	Ginnie Mae — 0.0%
7,553	4.000%, 12/20/40, Pool #755678	7,448

	Total Mortgage-Backed Securities
	(Cost $32,373,282)	30,075,620

U.S. GOVERNMENT AGENCIES — 0.5%
	Federal Home Loan Banks — 0.5%
550,000	1.900%, 10/7/31	457,207

	Total U.S. Government Agencies
	(Cost $458,216)	457,207
Principal Amount		Fair Value
U.S. TREASURY BONDS — 2.4%
$2,250,000	2.375%, 2/15/42	$1,806,152
315,000	1.875%, 11/15/51(b)	213,499

	Total U.S. Treasury Bonds
	(Cost $2,230,290)	2,019,651

U.S. TREASURY NOTES — 2.2%
500,000	0.875%, 9/30/26	452,461
650,000	1.375%, 11/15/31	548,107
1,000,000	1.875%, 2/15/32	876,953

	Total U.S. Treasury Notes
	(Cost $2,048,417)	1,877,521

Shares
MONEY MARKET FUND — 1.4%
1,203,584	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(f)	1,203,584

	Total Money Market Fund
	(Cost $1,203,584)	1,203,584

Total Investments — 101.1% (Cost $92,265,791)		85,320,463
Net Other Assets (Liabilities) — (1.1)%		(968,494)
NET ASSETS — 100.0%.		$84,351,969

(a)	Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.
(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2023. The maturity date reflected is the final maturity date.
(e)	Represents securities purchased on a when-issued basis. At March 31, 2023, total cost of investments purchased on a when-issued basis was $1,009,988.
(f)	Represents the current yield as of report date.

STEP	Step Coupon Bond

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.6%
	North Carolina — 97.6%
$2,190,000	Alamance County, NC, School Improvements G.O., 5.000%, 5/1/27	$2,420,541
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,025,300
1,390,000	Brunswick County, NC, School Improvements G.O., 5.000%, 8/1/28	1,584,475
1,500,000	Brunswick County, NC, School Improvements G.O., 5.000%, 8/1/29	1,746,495
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,050,051
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,556,671
1,100,000	Cabarrus County, NC, Refunding Revenue Bonds, Series A, 5.000%, 6/1/31	1,312,663
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,068,459
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,025,620
1,040,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/30	1,199,151
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/31	1,149,320
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/32	1,144,680
3,195,000	Charlotte, NC, Current Refunding G.O., Series A, 5.000%, 6/1/29	3,709,874
2,000,000	Charlotte, NC, Current Refunding G.O., Series A, Callable 6/1/29 @ 100, 5.000%, 6/1/34	2,300,380
2,000,000	Charlotte, NC, Public Facilities, Certificate of Participation, Series B, Callable 12/1/31 @ 100, 5.000%, 12/1/32	2,392,020
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/33	2,563,857
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/34	1,704,361
3,000,000	Charlotte, NC, Water & Sewer System Refunding Revenue, Callable 7/1/28 @ 100, 5.000%, 7/1/36	3,344,880
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Charlotte, NC, Water & Sewer System Revenue, Current Refunding Revenue Bonds, 5.000%, 7/1/29	$1,162,430
2,650,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue Bonds, Series A, Callable 7/1/32 @ 100, 5.000%, 7/1/39	3,103,812
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,195,745
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,306,683
1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds, Callable 4/1/29 @ 100 (AGM), 5.000%, 4/1/40	1,065,600
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,770,633
1,690,000	Fayetteville, NC, Public Works Commission, Multi-Utility Improvements Revenue, Callable 3/1/28 @ 100, 5.000%, 3/1/29	1,892,682
3,000,000	Forsyth County NC, Public Improvements, G.O., Series B, Callable 3/1/29 @ 100, 5.000%, 3/1/31	3,456,840
2,200,000	Forsyth County NC, Refunding Revenue, G.O., 5.000%, 7/1/26	2,387,704
1,500,000	Gaston County, NC, Current Refunding G.O., 5.000%, 2/1/29	1,719,930
2,000,000	Greensboro, NC, Recreational Facility Improvements G.O., Series B, Callable 4/1/32 @ 100, 5.000%, 4/1/40	2,308,660
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	1,799,067
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,270,693
3,000,000	Mecklenburg County, NC, Advance Refunding G.O., Series A, 5.000%, 12/1/27	3,368,550
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,274,981
1,465,000	Moore County, Advance Refunding Revenue, G.O., 5.000%, 6/1/28	1,656,153
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,047,270

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/34	$1,270,343
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	858,925
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	779,812
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,068,053
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,773,135
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/33	1,331,200
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/37	1,068,680
2,000,000	North Carolina Medical Care Commission, Advance Refunding Revenue Bonds, Vidant Health, Callable 6/1/25 @ 100, 5.000%, 6/1/40	2,024,880
1,500,000	North Carolina Medical Care Commission, Health, Hospital and Nursinghome Improvements, Revenue Bonds, Series A, Callable 1/1/30 @ 100, 5.000%, 7/1/32	1,683,105
1,000,000	North Carolina Municipal Power Agency No. 1, Advance Refunding Revenue Bonds, Series A, Callable 7/1/26 @ 100, 5.000%, 1/1/29	1,074,220
3,100,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	3,425,934
4,385,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30(a)	4,830,735
2,500,000	North Carolina State, Build North Carolina Bonds, Highway Improvements Revenue Bonds, Series A, Callable 5/1/29 @ 100, 5.000%, 5/1/31	2,868,925
5,000,000	North Carolina State, Highway Improvements Revenue Bonds, Series N, Callable 3/1/31 @ 100, 4.000%, 3/1/34	5,408,550
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	$2,790,422
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,326,925
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,625,700
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue, Callable 1/1/27 @ 100 (AGM), 5.000%, 1/1/28	2,273,985
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,143,751
1,000,000	Raleigh, NC, Refunding Revenue, Callable 2/1/26 @ 100, 5.000%, 2/1/27	1,071,180
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26(a)	2,108,844
1,025,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 4.000%, 6/1/35	1,071,699
720,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 5.000%, 6/1/30	823,514
1,010,000	Town of Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,045,804
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	912,578
1,030,000	Union County, NC, Public Improvements Bonds G.O., Callable 3/1/32 @ 100, 5.000%, 3/1/34	1,249,236
1,500,000	University of North Carolina at Chapel Hill, Current Refunding Revenue Bonds, Series B, Callable 12/1/31 @ 100, 5.000%, 12/1/36	1,749,720
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,727,714
1,000,000	University of North Carolina at Wilmington, Current Refunding Revenue Bonds, Series B, Callable 10/1/29 @ 100, 5.000%, 10/1/34	1,127,550
410,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 5/1/23 @ 100 (Assured Guaranty), 5.250%, 10/1/24	410,636

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	$2,168,493
1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	1,789,164
3,000,000	Wake County, NC, Refunding Bonds G.O., Series A, Callable 5/1/33 @ 100, 5.000%, 5/1/37(b)	3,554,520
1,725,000	Wake County, NC, Refunding Revenue Bonds, Series A, Callable 8/1/28 @ 100, 5.000%, 8/1/32	1,942,402
2,025,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/29 @ 100, 5.000%, 3/1/30	2,335,635
325,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.000%, 6/1/35	382,717
400,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.000%, 6/1/36	465,864
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.000%, 6/1/37	432,915
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.000%, 6/1/38	430,879
350,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.250%, 6/1/40	404,250
650,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.250%, 6/1/42	743,405
2,060,000	Wilmington, NC, Public Improvements G.O., Series A, 5.000%, 5/1/31	2,480,075
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,027,840
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25(a)	1,929,206
	Total Municipal Bonds
	(Cost $136,872,017)	138,099,351

Shares		Fair Value
MONEY MARKET FUND — 3.6%
5,078,458	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(c)	$5,078,458

	Total Money Market Fund
	(Cost $5,078,458)	5,078,458
Total Investments — 101.2%
(Cost $141,950,475)		143,177,809
Net Other Assets (Liabilities) — (1.2)%		(1,635,715)
NET ASSETS — 100.0%		$141,542,094

(a)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(b)	Represents securities purchased on a when-issued basis. At March 31, 2023, total cost of investments purchased on a when-issued basis was $3,539,400.

(c)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.3%
	South Carolina — 98.3%
$1,000,000	Aiken County, SC, Consolidated School District, School Improvements G.O., Series A, Callable 4/1/29 @ 100 (SCSDE), 4.000%, 4/1/34	$1,060,430
1,000,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/31	1,076,890
750,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/33	800,872
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,046,560
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,107,950
1,000,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 1/1/30 @ 100, 5.000%, 1/1/38	1,127,280
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,095,560
1,000,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.000%, 2/1/48	1,125,210
1,000,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/33 @ 100, 5.250%, 2/1/52	1,130,360
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33(a)	1,138,412
1,000,000	Georgetown County, SC, School District, School Improvements, G.O., Callable 3/1/28 @ 100 (SCSDE), 4.000%, 3/1/30	1,063,370
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 5/1/24 @ 100, 5.000%, 5/1/31	1,438,715
1,000,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,015,120
1,345,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100 (SCSDE), 5.000%, 3/1/30	1,471,242
1,085,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,164,737
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.000%, 12/1/29(a)	$1,636,277
1,160,000	Richland County, SC, Public Facilities G.O., 5.000%, 3/1/30	1,365,830
1,000,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100 (SCSDE), 4.000%, 3/1/29	1,054,160
1,000,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,036,010
625,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue, Series B, 5.000%, 6/1/25	652,244
600,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.000%, 12/1/24	620,616
490,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.000%, 12/1/25	517,808
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	893,418
1,540,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/44	1,604,295
1,000,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/49	1,036,630
1,520,000	South Carolina State Housing Finance & Development Authority, Refunding Revenue, Series A, 5.000%, 7/1/30(a)	1,730,368
1,000,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, Callable 10/1/27 @ 100 (AGM-CR), 5.000%, 10/1/38	1,080,980
1,000,000	Spartanburg, SC, Water System Revenue, Water Utility Improvements Refunding Revenue, Series B, Callable 6/1/27 @ 100, 5.000%, 6/1/39	1,070,480
1,000,000	Spartanburg County School District No 5, School Improvements G.O., Callable 3/1/32 @ 100 (SCSDE), 5.000%, 3/1/37	1,156,940

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Spartanburg County School District No. 4, SC, School Improvements G.O., Series A, Callable 3/1/32 @ 100 (SCSDE), 5.000%, 3/1/40	$1,125,600
1,195,000	State of South Carolina, University & College Improvements, G.O., Series B, Callable 10/1/27 @ 100 (State Aid Withholding), 5.000%, 4/1/30	1,336,416
1,150,000	Town of Mount Pleasant, SC, Public Facilities, G.O., Callable 6/1/28 @ 100, 5.000%, 6/1/30	1,305,066
	Total Municipal Bonds
	(Cost $36,445,974)	36,085,846

Shares		Fair Value
MONEY MARKET FUND — 0.6%
211,620	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	$211,620

	Total Money Market Fund
	(Cost $211,620)	211,620
Total Investments — 98.9%
(Cost $36,657,594)		36,297,466
Net Other Assets (Liabilities) — 1.1%		400,085
NET ASSETS — 100.0%		$36,697,551

(a)	All or a portion of the securities are held in a separate collateral account at US Bank.

(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
SCAGO	South Carolina Association of Governmental Organizations
SCSDE	South Carolina School District Enhancement

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.4%
	District of Columbia — 2.4%
$1,640,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/36	$1,768,526

	Virginia — 96.0%
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,373,660
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,478,404
1,475,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.000%, 8/15/30	1,634,241
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29(a)	1,665,690
1,580,000	Arlington County, VA, School Improvements G.O., Callable 6/15/31 @ 100, 5.000%, 6/15/39	1,813,508
1,030,000	Charlottesville, VA, Public Improvements G.O., Callable 6/15/31 @ 100 (State Aid Withholding), 5.000%, 6/15/33	1,226,019
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	1,966,417
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,110,899
1,000,000	Chesterfield County, VA, School District, School Public Improvement, G.O., Series A, Callable 1/1/28 @ 100 (State Aid Withholding), 4.000%, 1/1/31	1,077,200
2,000,000	Commonwealth of Virginia, University & College Improvements G.O., Series A, 4.000%, 6/1/26	2,099,920
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,162,965
2,000,000	Fairfax County, VA, School District, School Public Improvements G.O., Series A, Callable 4/1/29 @ 100 (State Aid Withholding), 5.000%, 10/1/31	2,308,340
1,145,000	Fairfax County, VA, School Improvements G.O., Current Refunding, Series A, Callable 4/1/30 @ 100 (State Aid Withholding), 5.000%, 10/1/30	1,349,199
1,940,000	Fairfax County, VA, School Improvements G.O., Series A (State Aid Withholding), 5.000%, 10/1/27	2,173,537
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	$1,026,440
1,545,000	Harrisonburg, VA, School Improvements G.O., Current Refunding, Series A (State Aid Withholding), 5.000%, 7/15/30	1,809,628
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100 (State Aid Withholding), 5.000%, 1/15/27	1,040,590
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,039,650
2,000,000	Loudoun County, VA, Miscellaneous Purposes Revenue G.O., Series A (State Aid Withholding), 5.000%, 12/1/29	2,339,680
1,250,000	Loudoun County, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,332,188
1,320,000	Loudoun County Economic Development Authority, Loudoun County Public Improvements Projects, Revenue Bonds, Series A, Callable 12/1/31 @ 100, 5.000%, 12/1/36	1,538,658
1,810,000	Manassas, VA, Public Improvements, Public Facilities G.O., Callable 7/1/29 @ 100 (State Aid Withholding), 4.000%, 7/1/33	1,961,805
1,530,000	Newport News, Public Improvements G.O., Series A (State Aid Withholding), 5.000%, 2/1/29	1,760,632
1,500,000	Newport News, VA, Public Improvements, G.O., Series A (State Aid Withholding), 5.000%, 2/1/29	1,726,110
1,025,000	Norfolk, VA, Public Improvements G.O., Series A, Callable 3/1/31 @ 100, 5.000%, 3/1/34	1,211,130
1,465,000	Norfolk, VA, Public Improvements, G.O., Callable 8/1/28 @ 100 (State Aid Withholding), 5.000%, 8/1/47	1,666,818
2,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30(a)	2,181,340
1,375,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/26	1,449,814
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28(a)	2,043,480

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,295,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	$1,381,402
1,265,000	Roanoke, VA, School Improvements G.O., Callable 4/1/32 @ 100 (State Aid Withholding), 5.000%, 4/1/34	1,513,282
1,380,000	Salem, VA, School Improvements G.O., Current Refunding, 5.000%, 5/1/28	1,557,289
1,265,000	Virginia Beach, VA, Advance Refunding, G.O., Series B, Callable 9/15/25 @ 100 (State Aid Withholding), 5.000%, 9/15/26	1,340,748
2,295,000	Virginia Beach, VA, Storm Water Utility Revenue, Public Improvements Revenue Bonds, Series A, Callable 11/15/30 @ 100, 5.000%, 11/15/31	2,722,100
1,950,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,127,937
1,630,000	Virginia College Building Authority, University & College Improvements Revenue Bonds, Callable 2/1/32 @ 100, 5.250%, 2/1/41	1,871,256
1,000,000	Virginia College Building Authority, University & College Improvements, Revenue Bonds, Series C (State Intercept), 5.000%, 9/1/29	1,158,460
1,500,000	Virginia Commonwealth Transportation Board, Capital Projects, Highway Improvements, Revenue Bonds, Callable 5/15/29 @ 100, 5.000%, 5/15/30	1,728,975
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.000%, 9/15/30	1,312,808
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,202,500
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Intercept), 5.000%, 8/1/26	1,604,097
2,000,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.000%, 1/15/30	2,349,180
1,035,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.000%, 8/15/30	1,226,361
1,000,000	Virginia Public School Authority, School Improvements, Revenue Bonds, Series A, Callable 8/1/29 @ 100 (State Intercept), 4.000%, 8/1/32	1,077,530
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	$935,658
		72,677,545
	Total Municipal Bonds
	(Cost $73,960,629)	74,446,071

Shares
MONEY MARKET FUND — 0.9%
700,738	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	700,738
	Total Money Market Fund
	(Cost $700,738)	700,738
Total Investments — 99.3%
(Cost $74,661,367)		75,146,809
Net Other Assets (Liabilities) — 0.7%		559,423
NET ASSETS — 100.0%		$75,706,232

(a)	All or a portion of the securities are held in a separate collateral account at US Bank.

(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.9%
	West Virginia — 97.9%
$895,000	Berkeley County, WV, Board of Education, Current Refunding G.O., 5.000%, 5/1/25	$939,517
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100 (BAM), 4.500%, 10/1/32	1,512,405
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100 (West Virginia Board Commission), 5.000%, 5/1/28(a)	1,156,356
1,000,000	Cabell County Board of Education, School Improvements G.O., (AGM West Virginia Board Commission), 3.000%, 6/1/29	1,028,730
400,000	Fairmont, WV, Water Revenue, Current Refunding Revenue, Series A (BAM), 3.000%, 7/1/23	400,044
530,000	Fairmont, WV, Water Revenue, Current Refunding Revenue, Series A (BAM), 3.000%, 7/1/24	530,774
1,000,000	Jefferson County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 3.000%, 6/1/29	1,026,420
1,760,000	Marshall University, WV, University & College Improvements Revenue Bonds, Series A (AGM), 5.000%, 5/1/30	2,027,907
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,047,740
705,000	Morgantown Utility Board, WV, Combined Water Utility Improvements Revenue, Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/34	771,002
575,000	Morgantown Utility Board, WV, Refunding Revenue Green Bonds, Series A (BAM), 4.000%, 12/1/29	619,264
1,140,000	Morgantown Utility Board, Inc., Water Utility Improvements Revenue Bonds, Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/36	1,231,793
1,575,000	Ohio County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 3.000%, 6/1/28	1,605,996
2,010,000	Ohio County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 4.000%, 6/1/29	2,187,021
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 5/1/23 @ 100, 4.750%, 6/1/31	984,840
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$695,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Series A, Callable 7/1/24 @ 100, 5.000%, 7/1/27	$715,794
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Series A, Callable 7/1/24 @ 100, 5.000%, 7/1/28	1,302,684
2,325,000	State Of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 12/1/35	2,609,813
2,030,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/39	2,196,764
1,100,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 12/1/43	1,187,395
2,090,000	State of West Virginia, Highway Improvements G.O., Series A, Callable 6/1/31 @ 100, 5.000%, 6/1/38	2,369,935
1,600,000	State of West Virginia, Highway Improvements G.O., Series A, Callable 6/1/31 @ 100, 5.000%, 12/1/42	1,766,656
2,505,000	State of West Virginia, Highway Improvements G.O., Series A, Callable 6/1/31 @ 100, 5.000%, 6/1/45	2,744,027
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 5/1/23 @ 100, 5.000%, 6/1/25(a)	2,003,340
1,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 5/1/23 @ 100, 5.000%, 6/1/26	1,687,932
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,259,408
1,750,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/35	1,936,358
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,064,025

See accompanying Notes to the Financial Statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia Higher Education Policy, Community & Technical College Capital, University & College Improvements Refunding Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/30	$1,094,950
775,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Refunding Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	823,228
2,170,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Refunding Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/36	2,255,346
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @ 100, 5.000%, 9/1/25	966,640
1,970,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @ 100, 5.000%, 9/1/39	2,016,945
1,385,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue Bonds, 5.000%, 6/1/26	1,481,701
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100 OID, 5.375%, 6/1/38	2,008,260
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	523,497
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	639,557
1,815,000	West Virginia Parkways Authority, Highway Improvements, Senior Lien Revenue Bonds, Callable 6/1/31 @ 100, 5.000%, 6/1/47	1,977,588
1,750,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, 5.000%, 6/1/26	1,884,855
2,065,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/39(a)	2,227,516
Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,830,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/43	$1,952,079
1,050,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26(a)	1,063,419
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,556,386
2,000,000	West Virginia University, University Projects, University & College Improvements Revenue, Callable 10/1/29 @ 100, 5.000%, 10/1/33	2,271,800
1,655,000	West Virginia University, University Projects, University & College Improvements Revenue, Series A, Callable 10/1/31 @ 100, 5.000%, 10/1/43	1,824,323
1,085,000	West Virginia University, University Projects, University & College Improvements Revenue, Series A, Callable 10/1/31 @ 100, 5.000%, 10/1/44	1,192,426
515,000	West Virginia Water Development Authority, Chesapeake Bay/Greenbrier River, Water Utility Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/25	529,322
1,170,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	1,211,933
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,061,360
740,000	West Virginia Water Development Authority, West Virginia Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/30	794,212
1,100,000	West Virginia Water Development Authority, West Virginia Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/31	1,179,827
1,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	1,240,861
	Total Municipal Bonds
	(Cost $76,286,009)	75,691,971

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2023 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.8%
640,369	Federated Treasury Obligations Fund, Institutional Shares, 4.66%(b)	$640,369
	Total Money Market Fund
	(Cost $640,369)	640,369
Total Investments — 98.7%
(Cost $76,926,378)		76,332,340
Net Other Assets (Liabilities) — 1.3%		984,657
NET ASSETS — 100.0%		$77,316,997

(a)	All or a portion of the securities are held in a separate collateral account at US Bank.

(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
G.O.	General Obligation
OID	Original Issue Discount

Continued

(This page is intentionally left blank.)

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$30,478,313	$46,738,728
Cash	—	—
Foreign currency, at value (cost $—, $—, $—, $—, $—, $166,559 and $—, respectively)	—	—
Dividends receivable	47,990	21,668
Receivable for investments sold	138,875	—
Receivable for capital shares issued	44	3,771
Prepaid and other expenses	57,002	23,989
Total Assets	30,722,224	46,788,156
Liabilities:
Payable for investments purchased	—	—
Payable for capital shares redeemed	25	118,315
Accrued expenses and other payables:
Investment advisory fees	11,648	22,432
Administration fees	2,314	3,701
Compliance service fees	106	171
Distribution (12b-1) fees	6,234	4,246
Accounting out-of-pocket fees	813	644
Audit fees	1,216	2,045
Custodian fees	472	731
Printing fees	518	2,714
Transfer agent fees	2,085	8,611
Other fees and liabilities	400	384
Total Liabilities	25,831	163,994
Net Assets	$30,696,393	$46,624,162
Net Assets Consist of:
Capital	$44,737,737	$36,352,341
Total distributable earnings	(14,041,344)	10,271,821
Net Assets	$30,696,393	$46,624,162
Net Assets
Class A Shares	$28,512,770	$18,109,301
Class C Shares	274,015	542,928
Institutional Shares	1,510,554	27,538,765
Class R6 Shares	399,054	433,168
Total	$30,696,393	$46,624,162
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,258,785	1,276,692
Class C Shares	12,591	48,579
Institutional Shares	66,188	1,879,700
Class R6 Shares	17,424	29,509
Total	1,354,988	3,234,480
Net Asset Value
Class A Shares - redemption price per share	$22.65	$14.18
Class C Shares - offering price per share*	$21.76	$11.18
Institutional Shares	$22.82	$14.65
Class R6 Shares	$22.90	$14.68
Maximum Sales Charge - Class A Shares	5.75%	5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$24.03	$15.05
(a) Investments at cost	$27,742,557	$37,900,411

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund

$136,108,411	$479,463,205	$2,055,538,948	$126,772,753	$6,417,724
10,179	—	—	50,513	—
—	—	—	165,603	—
280,935	161,719	2,695,508	1,407,278	2,648
—	1,942,777	—	—	—
429	57,571	1,453,320	—	—
24,511	47,282	184,316	25,143	5,467
136,424,465	481,672,554	2,059,872,092	128,421,290	6,425,839

—	2,316,337	—	—	—
294	426,684	1,760,235	—	—
71,067	260,619	943,086	42,509	1,278
5,049	34,926	154,623	4,928	518
124	726	1,981	—	94
1,282	80,101	148,637	105	1,100
1,980	4,332	15,801	6,007	281
4,305	19,874	81,152	3,600	306
445	7,177	22,092	5,264	111
2,794	17,188	—	—	633
5,954	58,866	239,437	2,204	1,369
1,773	12,240	37,739	1,528	69
95,067	3,239,070	3,404,783	66,145	5,759
$136,329,398	$478,433,484	$2,056,467,309	$128,355,145	$6,420,080

$132,168,462	$274,138,750	$1,313,227,389	$128,560,368	$5,058,664
4,160,936	204,294,734	743,239,920	(205,223)	1,361,416
$136,329,398	$478,433,484	$2,056,467,309	$128,355,145	$6,420,080

$5,834,767	$277,928,944	$441,336,557	$412,247	$3,647,898
29,331	25,787,588	67,863,945	23,359	362,774
8,919,491	134,984,163	1,436,988,525	656,468	2,409,408
121,545,809	39,732,789	110,278,282	127,263,071	–
$136,329,398	$478,433,484	$2,056,467,309	$128,355,145	$6,420,080

355,895	11,338,052	17,395,586	45,953	314,319
1,885	1,436,800	2,702,534	2,593	33,007
538,864	5,084,746	56,437,373	73,208	204,089
7,334,232	1,498,617	4,328,346	14,185,676	—
8,230,876	19,358,215	80,863,839	14,307,430	551,415

$16.39	$24.51	$25.37	$8.97	$11.61
$15.56	$17.95	$25.11	$9.01	$10.99
$16.55	$26.55	$25.46	$8.97	$11.81
$16.57	$26.51	$25.48	$8.97	$—
5.75%	5.75%	5.75%	5.75%	5.75%
$17.39	$26.01	$26.92	$9.52	$12.31
$128,327,837	$314,217,527	$1,399,783,157	$112,078,269	$5,816,988

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

	Sterling Capital Mid Cap Relative Value Fund		Sterling Capital Real Estate Fund
Assets:
Investments at fair value (a)	$43,696,345		$74,274,263
Cash	—		—
Interest and dividends receivable	41,863		217,797
Receivable for investments sold	—		725,969
Receivable for capital shares issued	500		23,594
Prepaid and other expenses	9,463		19,818
Total Assets	43,748,171		75,261,441
Liabilities:
Cash overdraft	—		—
Distributions payable	—		—
Payable for investments purchased	—		901,473
Payable for capital shares redeemed	27,516		23,410
Accrued expenses and other payables:
Investment advisory fees	22,270		35,771
Administration fees	3,526		5,877
Compliance service fees	138		194
Distribution (12b-1) fees	86		251
Accounting out-of-pocket fees	624		956
Printing fees	2,796		5,483
Transfer agent fees	3,225		7,263
Other fees and liabilities	3,032		3,250
Total Liabilities	63,213		983,928
Net Assets	$43,684,958		$74,277,513
Net Assets Consist of:
Capital	$20,455,241		$44,204,027
Total distributable earnings	23,229,717		30,073,486
Net Assets	$43,684,958		$74,277,513
Net Assets
Class A Shares	$395,678		$674,614
Class C Shares	3,439		132,803
Institutional Shares	43,285,841		72,749,608
Class R6 Shares	–		720,488
Total	$43,684,958		$74,277,513
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	6,586		19,216
Class C Shares	59		3,823
Institutional Shares	715,602		2,066,242
Class R6 Shares	—		20,374
Total	722,247		2,109,655
Net Asset Value
Class A Shares - redemption price per share	$60.08		$35.11
Class C Shares - offering price per share*	$58.05	**	$34.74
Institutional Shares	$60.49		$35.21
Class R6 Shares	$—		$35.36
Maximum Sales Charge - Class A Shares	5.75%		5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares.	$63.74		$37.25
(a) Investments at cost	$23,846,932		$46,329,758

*	Redemption price per share varies by length of time shares are held.

**	Class C Shares of Sterling Capital Mid Cap Relative Value Fund net asset values are calculated using unrounded net assets $3,439.08, divided by unrounded shares of 59.247.

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund

$303,567,447	$40,652,790	$135,447,631	$17,164,356	$1,029,642,000
—	—	—	142	—
473,953	158,407	781,618	73,774	5,983,913
3,317,592	—	831,615	—	3,280,808
134,747	13,000	110,330	79	918,750
31,692	24,349	22,927	7,493	67,389
307,525,431	40,848,546	137,194,121	17,245,844	1,039,892,860

—	27,616	61,188	—	242,538
—	25,468	64,412	639	763,419
1,224,145	2,247,960	589,901	—	3,928,282
1,960,895	4,795	113,342	382	1,156,784
194,062	—	19,670	2,117	174,220
24,932	2,853	9,784	1,383	62,588
628	139	287	97	1,808
832	2,504	1,021	754	13,211
3,625	9,986	12,582	4,519	36,931
31,155	1,963	8,385	1,389	91,108
62,433	1,827	12,447	955	144,207
26,201	2,004	8,106	1,016	96,475
3,528,908	2,327,115	901,125	13,251	6,711,571
$303,996,523	$38,521,431	$136,292,996	$17,232,593	$1,033,181,289

$46,340,295	$40,194,618	$150,113,046	$20,310,648	$1,204,048,529
257,656,228	(1,673,187)	(13,820,050)	(3,078,055)	(170,867,240)
$303,996,523	$38,521,431	$136,292,996	$17,232,593	$1,033,181,289

$2,454,708	$15,094,154	$3,419,692	$2,848,314	$50,102,864
364,800	–	338,851	183,842	3,195,009
294,935,020	23,427,277	116,933,883	14,200,437	735,519,935
6,241,995	–	15,600,570	–	244,363,481
$303,996,523	$38,521,431	$136,292,996	$17,232,593	$1,033,181,289

48,359	1,566,624	417,934	328,528	5,344,509
7,799	—	41,435	21,248	340,270
5,748,350	2,430,612	14,300,022	1,636,943	78,421,211
121,299	—	1,906,558	—	26,058,739
5,925,807	3,997,236	16,665,949	1,986,719	110,164,729

$50.76	$9.63	$8.18	$8.67	$9.37
$46.78	$—	$8.18	$8.65	$9.39
$51.31	$9.64	$8.18	$8.67	$9.38
$51.46	$—	$8.18	$—	$9.38
5.75%	0.00%	2.00%	2.00%	5.75%
$53.86	$9.63	$8.35	$8.85	$9.95
$106,224,605	$40,980,674	$137,769,132	$18,569,810	$1,116,461,205

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

	Sterling Capital Long Duration Corporate Bond Fund	Sterling Capital Quality Income Fund
Assets:
Investments at fair value (a)	$26,575,556	$85,320,463
Interest and dividends receivable	329,886	250,413
Receivable for investments sold	30,061	1,218,202
Receivable for capital shares issued	—	—
Prepaid and other expenses	21,906	14,125
Total Assets	26,957,409	86,803,203
Liabilities:
Cash overdraft	—	36,838
Distributions payable	92	102,472
Payable for investments purchased	72,388	2,261,287
Payable for capital shares redeemed	1,264	5,835
Accrued expenses and other payables:
Investment advisory fees	2,314	22,071
Administration fees	229	6,864
Compliance service fees	84	113
Distribution (12b-1) fees	98	9
Accounting out-of-pocket fees	6,490	12,065
Printing fees	318	—
Transfer agent fees	933	2,763
Other fees and liabilities	1,339	917
Total Liabilities	85,549	2,451,234
Net Assets	$26,871,860	$84,351,969
Net Assets Consist of:
Capital	$33,801,807	$94,199,169
Total distributable earnings	(6,929,947)	(9,847,200)
Net Assets	$26,871,860	$84,351,969
Net Assets
Class A Shares	$467,568	$32,653
Class C Shares	2,745	2,951
Institutional Shares	446,658	84,316,365
Class R6 Shares	25,954,889	–
Total	$26,871,860	$84,351,969
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	65,256	3,646
Class C Shares	384	330
Institutional Shares	62,386	9,405,378
Class R6 Shares	3,621,841	—
Total	3,749,867	9,409,354
Net Asset Value
Class A Shares - redemption price per share	$7.17	$8.96
Class C Shares - offering price per share*	$7.15	$8.95
Institutional Shares	$7.16	$8.96
Class R6 Shares	$7.17	$—
Maximum Sales Charge - Class A Shares	2.00%	2.00%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$7.31	$9.14
(a) Investments at cost	$32,103,343	$92,265,791

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund

$143,177,809	$36,297,466	$75,146,809	$76,332,340
1,851,855	478,705	864,616	1,160,492
—	—	—	—
462,789	—	73,521	—
21,495	8,146	10,757	17,889
145,513,948	36,784,317	76,095,703	77,510,721

—	—	—	—
110,193	27,525	101,070	117,243
3,539,400	—	—	—
223,894	21,741	243,496	25,278
42,388	9,816	22,433	23,843
11,572	2,895	6,139	6,514
256	204	139	152
5,659	1,780	2,775	3,746
7,708	6,180	3,764	5,450
10,862	7,083	4,221	5,399
9,946	4,888	4,087	3,900
9,976	4,654	1,347	2,199
3,971,854	86,766	389,471	193,724
$141,542,094	$36,697,551	$75,706,232	$77,316,997

$145,147,511	$37,672,401	$76,718,391	$79,931,812
(3,605,417)	(974,850)	(1,012,159)	(2,614,815)
$141,542,094	$36,697,551	$75,706,232	$77,316,997

$22,329,432	$7,120,760	$12,993,503	$14,290,694
1,144,247	337,719	16,913	1,784
118,068,415	29,239,072	62,695,816	63,024,519
–	–	–	–
$141,542,094	$36,697,551	$75,706,232	$77,316,997

2,175,009	669,708	1,155,584	1,501,277
111,543	31,777	1,504	187
11,502,872	2,768,778	5,577,850	6,613,619
—	—	—	—
13,789,424	3,470,263	6,734,938	8,115,083

$10.27	$10.63	$11.24	$9.52
$10.26	$10.63	$11.24	$9.53
$10.26	$10.56	$11.24	$9.53
$—	$—	$—	$—
2.00%	2.00%	2.00%	2.00%
$10.48	$10.85	$11.47	$9.71
$141,950,475	$36,657,594	$74,661,367	$76,926,378

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Dividend income	$443,188	$390,037
Foreign tax withholding	—	(61)
Total investment income	443,188	389,976
Expenses:
Investment advisory fees (See Note 4)	70,536	146,678
Administration fees (See Note 4)	14,939	23,301
Distribution fees - Class A Shares (See Note 4)	36,429	23,237
Distribution fees - Class C Shares (See Note 4)	1,384	2,732
Compliance service fees (See Note 4)	461	627
Trustee fees	2,496	4,486
Accounting and out-of-pocket fees	1,607	1,533
Audit fees	1,296	2,200
Custodian fees	845	1,472
Fund accounting fees (See Note 4)	1,176	1,833
Interest expense (See Note 8)	—	—
Legal fees	2,632	4,911
Printing fees	1,850	3,937
Registration fees	15,471	17,810
Transfer agent fees (See Note 4)	6,935	17,180
Other fees	3,173	4,226
Total expenses before waivers	161,230	256,163
Less expenses waived by the Investment Advisor (See Note 4)	—	(1,181)
Less expenses waived by the Administrator (See Note 4)	(111)	(173)
Net expenses	161,119	254,809
Net investment income (loss)	282,069	135,167
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	44,602	2,139,691
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	3,427,774	3,060,359
Foreign currency transactions	—	—
Total realized and unrealized gain	3,472,376	5,200,050
Change in net assets from operations	$3,754,445	$5,335,217

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund

$1,789,422	$2,012,974	$24,845,577	$2,181,139	$18,646
(3,360)	(36,501)	—	(178,579)	(345)
1,786,062	1,976,473	24,845,577	2,002,560	18,301

402,354	1,619,085	5,905,558	235,147	25,129
63,857	237,423	1,023,334	56,043	3,421
7,779	350,821	559,016	473	4,868
158	142,930	346,521	145	2,471
1,011	3,906	15,062	886	306
8,561	43,314	172,758	7,520	679
3,530	8,334	31,251	10,035	895
4,555	21,324	86,754	3,799	329
2,270	14,741	57,053	16,090	222
5,029	18,682	80,530	4,409	269
—	—	809	—	23
9,359	46,595	183,771	7,536	727
5,805	35,385	127,377	5,031	624
15,369	27,882	45,700	4,736	6,490
16,906	182,716	860,038	9,981	3,526
6,459	24,268	83,540	11,986	1,869
553,002	2,777,406	9,579,072	373,817	51,848
—	—	—	—	(16,126)
(31,280)	(16,480)	(52,187)	(29,145)	—
521,722	2,760,926	9,526,885	344,672	35,722
1,264,340	(784,453)	15,318,692	1,657,888	(17,421)

(3,923,597)	44,113,296	97,412,973	982,896	822,883
—	—	—	64,735	—

8,425,427	9,269,198	138,594,691	27,240,262	(283,120)
—	—	—	45,320	—
4,501,830	53,382,494	236,007,664	28,333,213	539,763
$5,766,170	$52,598,041	$251,326,356	$29,991,101	$522,342

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	Sterling Capital Mid Cap Relative Value Fund	Sterling Capital Real Estate Fund
Investment Income:
Interest income	$—	$—
Dividend income	444,979	862,433
Foreign tax withholding	(2,815)	—
Total investment income	442,164	862,433
Expenses:
Investment advisory fees (See Note 4)	140,099	218,497
Administration fees (See Note 4)	22,253	36,218
Distribution fees - Class A Shares (See Note 4)	510	858
Distribution fees - Class C Shares (See Note 4)	17	657
Compliance service fees (See Note 4)	588	817
Trustee fees	4,012	6,712
Accounting and out-of-pocket fees	1,512	2,005
Audit fees	1,968	3,306
Custodian fees	1,339	2,260
Fund accounting fees (See Note 4)	1,751	2,850
Interest expense (See Note 8)	—	—
Legal fees	4,329	7,160
Printing fees	3,403	5,600
Registration fees	9,992	13,193
Transfer agent fees (See Note 4)	9,217	22,937
Other fees	3,535	4,955
Total expenses before waivers	204,525	328,025
Less expenses waived by the Investment Advisor (See Note 4)	—	—
Less expenses waived by the Administrator (See Note 4)	—	(231)
Net expenses	204,525	327,794
Net investment income	237,639	534,639
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	3,312,619	1,973,066
Change in unrealized appreciation/depreciation on:
Investments	2,586,949	3,412,303
Total realized and unrealized gain	5,899,568	5,385,369
Change in net assets from operations	$6,137,207	$5,920,008

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund

$—	$450,842	$1,976,769	$204,413	$17,488,664
2,514,648	19,028	34,673	7,092	175,385
—	—	—	—	—
2,514,648	469,870	2,011,442	211,505	17,664,049

1,311,018	29,981	128,123	26,993	1,291,260
166,586	14,300	61,070	8,043	492,433
3,196	9,656	4,445	3,564	60,420
1,798	—	1,830	663	16,547
2,924	470	1,124	364	8,033
31,456	2,577	10,469	1,358	93,112
6,647	12,198	13,512	6,565	45,529
15,533	1,283	5,178	672	45,485
10,785	894	3,177	444	30,508
13,110	1,124	4,805	633	38,738
4,324	—	—	—	2,811
34,277	2,736	10,757	1,372	95,151
28,670	2,030	8,790	1,228	85,821
17,498	7,775	20,735	5,543	38,186
172,278	4,533	31,690	2,831	356,992
19,020	2,981	7,363	1,930	53,043
1,839,120	92,538	313,068	62,203	2,754,069
(8,087)	(41,496)	(6,840)	(15,800)	(350,023)
(3,170)	—	(7,474)	—	(120,700)
1,827,863	51,042	298,754	46,403	2,283,346
686,785	418,828	1,712,688	165,102	15,380,703

62,680,845	(18,314)	(1,241,510)	(9,232)	(25,205,543)

(20,101,296)	332,419	2,960,701	389,819	57,167,049
42,579,549	314,105	1,719,191	380,587	31,961,506
$43,266,334	$732,933	$3,431,879	$545,689	$47,342,209

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	Sterling Capital Long Duration Corporate Bond Fund	Sterling Capital Quality Income Fund
Investment Income:
Interest income	$589,464	$1,312,245
Dividend income	5,830	—
Total investment income	595,294	1,312,245
Expenses:
Investment advisory fees (See Note 4)	31,898	141,959
Administration fees (See Note 4)	12,164	38,674
Distribution fees - Class A Shares (See Note 4)	558	40
Distribution fees - Class C Shares (See Note 4)	13	15
Compliance service fees (See Note 4)	400	756
Trustee fees	1,680	5,895
Accounting and out-of-pocket fees	10,916	19,932
Audit fees	871	2,966
Custodian fees	578	2,002
Fund accounting fees (See Note 4)	957	3,042
Interest expense (See Note 8)	—	—
Legal fees	1,642	6,098
Printing fees	1,234	3,462
Registration fees	4,981	7,988
Transfer agent fees (See Note 4)	2,659	8,497
Other fees	2,272	3,694
Total expenses before waivers	72,823	245,020
Less expenses waived by the Investment Advisor (See Note 4)	(14,835)	(16,224)
Less expenses waived by the Administrator (See Note 4)	(11,136)	—
Net expenses	46,852	228,796
Net investment income	548,442	1,083,449
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(777,252)	(184,849)
Change in unrealized appreciation/depreciation on:
Investments	2,705,275	1,850,883
Total realized and unrealized gain	1,928,023	1,666,034
Change in net assets from operations	$2,476,465	$2,749,483

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund

$1,975,776	$497,111	$959,859	$1,205,719
38,612	23,723	22,457	23,619
2,014,388	520,834	982,316	1,229,338

256,008	66,633	133,767	149,823
69,740	18,152	36,444	40,806
30,368	9,026	16,806	28,169
5,677	1,701	83	109
1,287	589	760	832
12,418	4,119	6,065	6,850
9,986	6,218	5,813	7,487
6,082	1,956	2,994	3,422
4,098	1,360	2,013	2,254
5,486	1,428	2,866	3,211
—	—	23	—
13,172	4,371	6,275	7,182
9,983	4,047	4,658	5,399
6,950	6,201	8,130	8,132
27,185	9,031	11,654	11,810
7,544	3,615	4,192	4,646
465,984	138,447	242,543	280,132
—	(920)	—	—
—	—	—	—
465,984	137,527	242,543	280,132
1,548,404	383,307	739,773	949,206

(719,175)	(159,397)	(294,588)	(1,080,927)

7,047,684	1,564,121	3,516,819	3,753,408
6,328,509	1,404,724	3,222,231	2,672,481
$7,876,913	$1,788,031	$3,962,004	$3,621,687

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$282,069	$565,718
Net realized gain (loss)	44,602	2,611,731
Change in unrealized appreciation/depreciation.	3,427,774	(6,173,918)
Change in net assets from operations.	3,754,445	(2,996,469)
Distributions to Shareholders:
Income distribution:
Class A	(276,199)	(476,471)
Class C	(1,739)	(2,568)
Institutional Class.	(16,488)	(39,354)
Class R6	(4,433)	(13)
Change in net assets from shareholder distributions.	(298,859)	(518,406)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(644,654)	(1,797,076)
Change in net assets	2,810,932	(5,311,951)
Net Assets:
Beginning of period.	27,885,461	33,197,412
End of period	$30,696,393	$27,885,461

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

$135,167	$160,462	$1,264,340	$1,139,103	$(784,453)	$(2,384,356)
2,139,691	9,493,174	(3,923,597)	16,819,971	44,113,296	42,334,321
3,060,359	(19,290,537)	8,425,427	(24,041,910)	9,269,198	(156,233,127)
5,335,217	(9,636,901)	5,766,170	(6,082,836)	52,598,041	(116,283,162)

(3,067,418)	(1,874,485)	(29,316)	(699,909)	(21,815,665)	(43,211,898)
(101,527)	(83,961)	(7)	(3,471)	(3,031,376)	(7,853,006)
(4,879,982)	(4,044,300)	(86,560)	(1,366,695)	(10,387,547)	(24,533,645)
(79,347)	(24,626)	(1,056,341)	(8,845,595)	(3,204,690)	(5,075,978)
(8,128,274)	(6,027,372)	(1,172,224)	(10,915,670)	(38,439,278)	(80,674,527)

2,448,049	(13,905,347)	95,943,297	(53,178,549)	(30,220,692)	22,803,338
(345,008)	(29,569,620)	100,537,243	(70,177,055)	(16,061,929)	(174,154,351)

46,969,170	76,538,790	35,792,155	105,969,210	494,495,413	668,649,764
$46,624,162	$46,969,170	$136,329,398	$35,792,155	$478,433,484	$494,495,413

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$15,318,692	$34,041,516
Net realized gain (loss)	97,412,973	167,909,932
Change in unrealized appreciation/depreciation	138,594,691	(317,324,225)
Change in net assets from operations	251,326,356	(115,372,777)
Distributions to Shareholders:
Income distribution:
Class A	(32,181,672)	(14,200,798)
Class C	(4,773,601)	(1,831,748)
Institutional Class	(112,976,530)	(56,490,711)
Class R6	(8,163,659)	(2,396,776)
Change in net assets from shareholder distributions	(158,095,462)	(74,920,033)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(51,225,102)	(30,597,835)
Change in net assets	42,005,792	(220,890,645)
Net Assets:
Beginning of period	2,014,461,517	2,235,352,162
End of period	$2,056,467,309	$2,014,461,517

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund		Sterling Capital SMID Opportunities Fund		Sterling Capital Mid Cap Relative Value Fund
For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

$1,657,888	$3,737,570	$(17,421)	$(5,456)	$237,639	$440,187
1,047,631	(8,424,469)	822,883	868,503	3,312,619	7,317,042
27,285,582	(19,824,761)	(283,120)	(2,529,581)	2,586,949	(14,324,669)
29,991,101	(24,511,660)	522,342	(1,666,534)	6,137,207	(6,567,440)

(11,319)	(20,546)	(397,670)	(427,285)	(64,334)	(30,339)
(216)	(2,002)	(57,986)	(133,622)	(513)	(250)
(17,962)	(31,374)	(303,812)	(389,794)	(7,178,386)	(4,998,468)
(3,663,801)	(4,003,413)	–	–	–	–
(3,693,298)	(4,057,335)	(759,468)	(950,701)	(7,243,233)	(5,029,057)

3,694,288	39,989,968	(574,389)	(1,350,340)	(647,814)	(8,839,376)
29,992,091	11,420,973	(811,515)	(3,967,575)	(1,753,840)	(20,435,873)

98,363,054	86,942,081	7,231,595	11,199,170	45,438,798	65,874,671
$128,355,145	$98,363,054	$6,420,080	$7,231,595	$43,684,958	$45,438,798

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Real Estate Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income	$534,639	$870,154
Net realized gain (loss)	1,973,066	5,415,357
Change in unrealized appreciation/depreciation	3,412,303	(23,147,437)
Change in net assets from operations	5,920,008	(16,861,926)
Distributions to Shareholders:
Income distribution:
Class A	(46,965)	(53,913)
Class C	(8,543)	(12,662)
Institutional Class	(5,150,795)	(7,579,099)
Class R6	(47,376)	(1,363)
Change in net assets from shareholder distributions	(5,253,679)	(7,647,037)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(1,074,860)	2,203,071
Change in net assets..	(408,531)	(22,305,892)
Net Assets:
Beginning of period	74,686,044	96,991,936
End of period	$74,277,513	$74,686,044

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

$686,785	$1,736,703	$418,828	$397,553
62,680,845	84,129,501	(18,314)	(128,185)
(20,101,296)	(139,878,030)	332,419	(613,903)
43,266,334	(54,011,826)	732,933	(344,535)

(561,313)	(718,382)	(119,177)	(94,279)
(82,031)	(95,212)	–	–
(76,098,395)	(104,869,046)	(355,845)	(423,309)
(1,534,096)	(981,746)	–	–
(78,275,835)	(106,664,386)	(475,022)	(517,588)

(17,733,939)	(4,107,586)	10,908,593	(11,494,089)
(52,743,440)	(164,783,798)	11,166,504	(12,356,212)

356,739,963	521,523,761	27,354,927	39,711,139
$303,996,523	$356,739,963	$38,521,431	$27,354,927

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income	$1,712,688	$1,604,478
Net realized (loss)	(1,241,510)	(1,142,255)
Change in unrealized appreciation/depreciation	2,960,701	(6,544,910)
Change in net assets from operations	3,431,879	(6,082,687)
Distributions to Shareholders:
Income distribution:
Class A	(43,771)	(77,983)
Class C	(3,122)	(9,133)
Institutional Class	(1,462,594)	(2,495,380)
Class R6	(232,648)	(474,774)
Change in net assets from shareholder distributions	(1,742,135)	(3,057,270)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	30,134,664	(83,167,834)
Change in net assets	31,824,408	(92,307,791)
Net Assets:
Beginning of period	104,468,588	196,776,379
End of period	$136,292,996	$104,468,588

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund
For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

$165,102	$195,052	$15,380,703	$26,361,668
(9,232)	(161,313)	(25,205,543)	(48,317,061)
389,819	(2,125,140)	57,167,049	(183,707,125)
545,689	(2,091,401)	47,342,209	(205,662,518)

(34,352)	(64,077)	(694,649)	(1,679,055)
(1,118)	(1,493)	(35,032)	(106,188)
(184,691)	(355,581)	(11,546,158)	(32,571,476)
–	–	(3,890,999)	(10,158,386)
(220,161)	(421,151)	(16,166,838)	(44,515,105)

192,791	(557,502)	(61,473,767)	(240,397,279)
518,319	(3,070,054)	(30,298,396)	(490,574,902)

16,714,274	19,784,328	1,063,479,685	1,554,054,587
$17,232,593	$16,714,274	$1,033,181,289	$1,063,479,685

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Long Duration Corporate Bond Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income	$548,442	$724,462
Net realized (loss)	(777,252)	(589,254)
Change in unrealized appreciation/depreciation	2,705,275	(8,498,946)
Change in net assets from operations	2,476,465	(8,363,738)
Distributions to Shareholders:
Income distribution:
Class A	(9,002)	(76,145)
Class C	(43)	(2,558)
Institutional Class	(6,975)	(624,683)
Class R6	(540,997)	(637,292)
Change in net assets from shareholder distributions	(557,017)	(1,340,678)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	1,865,042	25,648,255
Change in net assets	3,784,490	15,943,839
Net Assets:
Beginning of period	23,087,370	7,143,531
End of period	$26,871,860	$23,087,370

See accompanying Notes to the Financial Statements.

Sterling Capital Quality Income Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

$1,083,449	$1,279,771	$1,548,404	$2,909,921
(184,849)	(464,475)	(719,175)	(3,925,912)
1,850,883	(9,405,234)	7,047,684	(14,152,072)
2,749,483	(8,589,938)	7,876,913	(15,168,063)

(410)	(603)	(232,673)	(443,470)
(27)	(39)	(6,626)	(9,185)
(1,135,163)	(1,556,001)	(1,309,104)	(2,457,262)
–	–	–	–
(1,135,600)	(1,556,643)	(1,548,403)	(2,909,917)

4,451,694	25,681,610	(17,331,162)	(16,450,675)
6,065,577	15,535,029	(11,002,652)	(34,528,655)

78,286,392	62,751,363	152,544,746	187,073,401
$84,351,969	$78,286,392	$141,542,094	$152,544,746

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income	$383,307	$1,176,317
Net realized (loss)	(159,397)	(439,370)
Change in unrealized appreciation/depreciation	1,564,121	(6,014,907)
Change in net assets from operations	1,788,031	(5,277,960)
Distributions to Shareholders:
Income distribution:
Class A	(65,703)	(147,210)
Class C	(1,821)	(4,027)
Institutional Class	(315,783)	(1,025,078)
Change in net assets from shareholder distributions	(383,307)	(1,176,315)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(6,417,231)	(35,097,479)
Change in net assets	(5,012,507)	(41,551,754)
Net Assets:
Beginning of period	41,710,058	83,261,812
End of period	$36,697,551	$41,710,058

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

$739,773	$1,301,206	$949,206	$1,593,986
(294,588)	(1,266,182)	(1,080,927)	(1,020,923)
3,516,819	(6,989,773)	3,753,408	(8,383,049)
3,962,004	(6,954,749)	3,621,687	(7,809,986)

(116,220)	(236,698)	(227,112)	(382,129)
(81)	(208)	(144)	(199)
(623,471)	(1,152,188)	(721,951)	(1,219,569)
(739,772)	(1,389,094)	(949,207)	(1,601,897)

(8,660,646)	7,068,723	(12,498,919)	1,544,062
(5,438,414)	(1,275,120)	(9,826,439)	(7,867,821)

81,144,646	82,419,766	87,143,436	95,011,257
$75,706,232	$81,144,646	$77,316,997	$87,143,436

Sterling Capital Funds

Financial Highlights, Class A Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$20.19	0.20	2.48	2.68	(0.22)	—	—	(0.22)
Year Ended September 30, 2022	$22.75	0.40	(2.60)	(2.20)	(0.36)	—	—	(0.36)
Year Ended September 30, 2021	$16.72	0.03	6.21	6.24	(0.04)	—	(0.17)	(0.21)
Year Ended September 30, 2020	$19.49	0.36	(2.07)	(1.71)	(0.48)	(0.58)	—	(1.06)
Year Ended September 30, 2019	$22.30	0.39	(1.07)	(0.68)	(0.38)	(1.75)	—	(2.13)
Year Ended September 30, 2018	$20.71	0.31	1.91	2.22	(0.44)	(0.19)	—	(0.63)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$15.21	0.03	1.69	1.72	(0.03)	(2.72)	—	(2.75)
Year Ended September 30, 2022	$20.01	0.02	(3.18)	(3.16)	—	(1.64)	—	(1.64)
Year Ended September 30, 2021	$13.99	(0.02)	6.07	6.05	(0.03)	—	—	(0.03)
Year Ended September 30, 2020	$16.10	0.02	(0.80)	(0.78)	(0.20)	(1.13)	—	(1.33)
Year Ended September 30, 2019	$19.08	0.05	(0.77)	(0.72)	—	(2.26)	—	(2.26)
Year Ended September 30, 2018	$18.72	(0.03)	1.23	1.20	—	(0.84)	—	(0.84)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$15.12	0.13	1.22	1.35	(0.08)	—	—	(0.08)
Year Ended September 30, 2022	$19.37	0.17	(2.45)	(2.28)	(0.15)	(1.82)	—	(1.97)
Year Ended September 30, 2021	$11.83	0.11	7.53	7.64	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$14.54	0.10	(2.67)	(2.57)	(0.14)	—	—	(0.14)
Year Ended September 30, 2019	$18.65	0.17	(2.07)	(1.90)	(0.23)	(1.98)	—	(2.21)
Year Ended September 30, 2018	$18.39	0.17	0.86	1.03	(0.12)	(0.65)	—	(0.77)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2023 (Unaudited)	$23.95	(0.05)	2.60	2.55	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$33.44	(0.13)	(5.25)	(5.38)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$24.67	(0.11)	9.21	9.10	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$24.63	(0.01)	1.38	1.37	—	(1.33)	—	(1.33)
Year Ended September 30, 2019	$26.37	0.02	0.10	0.12	—	(1.86)	—	(1.86)
Year Ended September 30, 2018	$24.51	0.01	3.93	3.94	(0.14)	(1.94)	—	(2.08)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2023 (Unaudited)	$24.27	0.16	2.84	3.00	(0.16)	(1.74)	—	(1.90)
Year Ended September 30, 2022	$26.57	0.35	(1.82)	(1.47)	(0.35)	(0.48)	—	(0.83)
Year Ended September 30, 2021	$20.04	0.29	6.53	6.82	(0.29)	—	—	(0.29)
Year Ended September 30, 2020	$21.27	0.36	(0.39)	(0.03)	(0.36)	(0.84)	—	(1.20)
Year Ended September 30, 2019	$21.55	0.39	1.23	1.62	(0.38)	(1.52)	—	(1.90)
Year Ended September 30, 2018	$20.84	0.34	2.66	3.00	(0.34)	(1.95)	—	(2.29)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$22.65	13.27%	$28,513	1.04%	1.79%	1.04%	58.33%
$20.19	(9.84)%	$25,985	1.00%	1.68%	1.03%	125.15%
$22.75	37.59%	$30,870	0.88%	0.16%	1.02%	122.64%
$16.72	(9.15)%	$24,497	0.89%	2.00%	0.96%	167.34%
$19.49	(2.34)%	$28,548	0.89%	2.04%	0.89%	142.59%
$22.30	10.87%	$33,126	0.87%	1.44%	0.87%	127.89%

$14.18	11.18%	$18,109	1.19%	0.40%	1.19%	10.45%
$15.21	(17.48)%	$17,191	1.14%	0.10%	1.14%	29.05%
$20.01	43.32%	$23,421	1.12%	(0.08)%	1.15%	34.00%
$13.99	(5.76)%	$18,851	1.13%	0.13%	1.26%	28.77%
$16.10	(2.80)%	$23,013	1.18%	0.29%	1.18%	26.62%
$19.08	6.54%	$30,857	1.17%	(0.16)%	1.17%	34.62%

$16.39	8.93%	$5,835	1.07%	1.51%	1.07%	61.50%
$15.12	(13.50)%	$5,644	1.11%	0.90%	1.11%	70.82%
$19.37	64.73%	$7,212	1.06%	0.66%	1.06%	110.07%
$11.83	(17.84)%	$4,948	1.06%	0.81%	1.08%	119.76%
$14.54	(9.57)%	$6,599	1.05%	1.17%	1.05%	124.82%
$18.65	5.69%	$8,711	1.03%	0.91%	1.03%	89.85%

$24.51	10.86%	$277,929	1.17%	(0.37)%	1.17%	13.41%
$23.95	(18.91)%	$267,480	1.13%	(0.44)%	1.13%	28.06%
$33.44	37.18%	$355,673	1.11%	(0.36)%	1.12%	27.20%
$24.67	5.55%	$276,975	1.11%	(0.04)%	1.11%	17.50%
$24.63	1.21%	$322,003	1.11%	0.06%	1.11%	17.31%
$26.37	17.16%	$334,687	1.11%	0.05%	1.11%	22.78%

$25.37	12.24%	$441,337	1.06%	1.26%	1.06%	22.49%
$24.27	(5.85)%	$411,766	1.04%	1.29%	1.04%	31.23%
$26.57	34.11%	$460,034	1.03%	1.15%	1.04%	13.00%
$20.04	(0.10)%	$320,255	1.03%	1.79%	1.03%	33.60%
$21.27	8.48%	$338,293	1.02%	1.92%	1.02%	23.20%
$21.55	15.28%	$316,245	1.02%	1.66%	1.02%	19.49%

Sterling Capital Funds

Financial Highlights, Class A Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$7.09	0.11	2.01	2.12	(0.24)	—	—	(0.24)
Year Ended September 30, 2022	$9.80	0.36	(2.64)	(2.28)	(0.43)	—	—	(0.43)
Year Ended September 30, 2021	$8.14	0.26	1.62	1.88	(0.22)	—	—	(0.22)
Year Ended September 30, 2020	$9.48	0.24	(1.30)	(1.06)	(0.28)	—	—	(0.28)
Year Ended September 30, 2019	$11.17	0.31	(1.31)	(1.00)	(0.29)	(0.40)	—	(0.69)
Year Ended September 30, 2018	$11.75	0.37	(0.52)	(0.15)	(0.32)	(0.11)	—	(0.43)
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2023 (Unaudited)	$12.08	(0.03)	0.89	0.86	—	(1.33)	—	(1.33)
Year Ended September 30, 2022	$16.08	(0.01)	(2.59)	(2.60)	—	(1.40)	—	(1.40)
Year Ended September 30, 2021	$12.45	(0.06)	3.69	3.63	—	—	—	—
Year Ended September 30, 2020	$13.24	(0.03)	(0.13)	(0.16)	—	(0.63)	—	(0.63)
Year Ended September 30, 2019	$12.44	(0.02)	0.82	0.80	—	—	—	—
Year Ended September 30, 2018	$11.75	(0.05)	0.98	0.93	(0.06)	(0.18)	—	(0.24)
Sterling Capital Mid Cap Relative Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$62.45	0.25	7.94	8.19	(0.39)	(10.17)	—	(10.56)
Year Ended September 30, 2022	$78.45	0.39	(10.09)	(9.70)	(0.33)	(5.97)	—	(6.30)
Year Ended September 30, 2021	$58.67	0.28	19.97	20.25	(0.24)	(0.23)	—	(0.47)
Year Ended September 30, 2020	$64.04	0.25	(3.65)	(3.40)	(0.46)	(1.51)	—	(1.97)
Year Ended September 30, 2019	$68.74	0.30	0.17	0.47	(0.15)	(5.02)	—	(5.17)
Year Ended September 30, 2018	$66.23	0.10	4.85	4.95	(0.15)	(2.29)	—	(2.44)
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2023 (Unaudited)	$34.86	0.21	2.51	2.72	(0.24)	(2.23)	—	(2.47)
Year Ended September 30, 2022	$46.09	0.27	(7.99)	(7.72)	(0.52)	(2.99)	—	(3.51)
Year Ended September 30, 2021	$36.61	0.35	10.46	10.81	(0.51)	(0.82)	—	(1.33)
Year Ended September 30, 2020	$42.28	0.25	(3.72)	(3.47)	(0.68)	(1.52)	—	(2.20)
Year Ended September 30, 2019	$37.57	0.75	5.98	6.73	(0.78)	(1.24)	—	(2.02)
Year Ended September 30, 2018	$37.04	0.74	1.50	2.24	(0.49)	(1.22)	—	(1.71)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$57.67	0.04	6.82	6.86	(0.09)	(13.68)	—	(13.77)
Year Ended September 30, 2022	$83.01	0.09	(8.16)	(8.07)	—	(17.27)	—	(17.27)
Year Ended September 30, 2021	$63.67	(0.01)	30.82	30.81	(0.25)	(11.22)	—	(11.47)
Year Ended September 30, 2020	$78.00	0.25	(9.36)	(9.11)	(0.29)	(4.93)	—	(5.22)
Year Ended September 30, 2019	$88.73	0.32	(5.00)	(4.68)	(0.15)	(5.90)	—	(6.05)
Year Ended September 30, 2018	$89.91	0.12	6.49	6.61	(0.10)	(7.69)	—	(7.79)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.55	0.13	0.09	0.22	(0.14)	—	—	(0.14)
Year Ended September 30, 2022	$9.78	0.08	(0.19)	(0.11)	(0.12)	—	—	(0.12)
Year Ended September 30, 2021	$9.82	0.08	(0.02)	0.06	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$9.78	0.17	0.04	0.21	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.75	0.23	0.03	0.26	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$9.79	0.14	(0.02)	0.12	(0.16)	—	—	(0.16)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.97	30.21%	$412	0.88%	2.52%	0.88%	41.60%
$7.09	(24.40)%	$308	0.91%	3.99%	0.92%	103.20%
$9.80	23.46%	$490	0.92%	2.73%	0.98%	158.16%
$8.14	(11.76)%	$426	0.88%	2.81%	1.08%	164.02%
$9.48	(8.72)%	$537	0.94%	3.16%	1.14%	97.74%
$11.17	(1.47)%	$828	0.90%	3.17%	1.10%	96.65%

$11.61	6.88%	$3,648	1.04%	(0.56)%	1.49%	38.96%
$12.08	(18.16)%	$3,688	1.04%	(0.06)%	1.38%	23.35%
$16.08	29.16%	$5,095	1.04%	(0.42)%	1.31%	33.93%
$12.45	(1.54)%	$4,425	1.04%	(0.22)%	1.34%	60.03%
$13.24	6.43%	$3,097	1.04%	(0.18)%	1.45%	45.11%
$12.44	8.07%	$2,870	1.04%	(0.39)%	1.29%	45.64%

$60.08	13.13%	$396	1.12%	0.77%	1.12%	0.30%
$62.45	(13.89)%	$380	1.10%	0.53%	1.10%	7.94%
$78.45	34.65%	$369	1.10%	0.38%	1.11%	8.23%
$58.67	(5.63)%	$145	1.16%	0.42%	1.19%	9.21%
$64.04	1.72%	$126	1.20%	0.50%	1.20%	6.75%
$68.74	7.54%	$107	1.20%	0.15%	1.20%	14.47%

$35.11	7.90%	$675	1.11%	1.18%	1.11%	2.65%
$34.86	(18.60)%	$670	1.07%	0.60%	1.07%	12.58%
$46.09	30.08%	$719	1.05%	0.82%	1.05%	12.68%
$36.61	(8.33)%	$537	1.08%	0.67%	1.08%	19.58%
$42.28	18.76%	$800	1.07%	1.92%	1.07%	14.56%
$37.57	6.17%	$398	1.07%	2.04%	1.07%	8.34%

$50.76	11.94%	$2,455	1.30%	0.14%	1.30%	0.70%
$57.67	(14.14)%	$2,464	1.25%	0.13%	1.25%	5.26%
$83.01	52.43%	$3,468	1.23%	(0.01)%	1.26%	6.15%
$63.67	(12.81)%	$2,048	1.25%	0.37%	1.33%	8.33%
$78.00	(4.79)%	$2,775	1.28%	0.42%	1.33%	8.60%
$88.73	7.71%	$2,160	1.28%	0.14%	1.32%	15.51%

$9.63	2.32%	$15,094	0.53%	2.72%	0.80%	21.70%
$9.55	(1.07)%	$7,090	0.52%	0.87%	0.75%	50.11%
$9.78	0.51%	$7,219	0.53%	0.82%	0.75%	48.71%
$9.82	2.20%	$2,675	0.63%	1.73%	0.81%	43.45%
$9.78	2.70%	$2,219	0.68%	2.39%	0.79%	103.69%
$9.75	1.20%	$5,074	0.66%	1.39%	0.76%	74.56%

Sterling Capital Funds

Financial Highlights, Class A Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.08	0.10	0.10	0.20	(0.10)	—	—	(0.10)
Year Ended September 30, 2022	$8.68	0.08	(0.51)	(0.43)	(0.17)	—	—	(0.17)
Year Ended September 30, 2021	$8.78	0.10	(0.02)	0.08	(0.18)	—	—	(0.18)
Year Ended September 30, 2020	$8.65	0.17	0.16	0.33	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$8.52	0.21	0.15	0.36	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$8.69	0.16	(0.11)	0.05	(0.22)	—	—	(0.22)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.51	0.07	0.19	0.26	(0.10)	—	—	(0.10)
Year Ended September 30, 2022	$9.78	0.08	(1.15)	(1.07)	(0.20)	—	—	(0.20)
Year Ended September 30, 2021	$10.13	0.06	(0.18)	(0.12)	(0.23)	—	—	(0.23)
Year Ended September 30, 2020	$9.92	0.17	0.29	0.46	(0.25)	—	—	(0.25)
Year Ended September 30, 2019	$9.48	0.21	0.47	0.68	(0.24)	—	—	(0.24)
Year Ended September 30, 2018	$9.91	0.17	(0.34)	(0.17)	(0.26)	—	—	(0.26)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.11	0.13	0.26	0.39	(0.13)	—	—	(0.13)
Year Ended September 30, 2022	$11.04	0.18	(1.80)	(1.62)	(0.22)	(0.09)	—	(0.31)
Year Ended September 30, 2021	$11.38	0.17	(0.12)	0.05	(0.24)	(0.15)	—	(0.39)
Year Ended September 30, 2020	$10.88	0.24	0.55	0.79	(0.29)	— (d)	—	(0.29)
Year Ended September 30, 2019	$10.20	0.30	0.69	0.99	(0.31)	—	—	(0.31)
Year Ended September 30, 2018	$10.59	0.27	(0.36)	(0.09)	(0.30)	—	—	(0.30)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$6.63	0.14	0.54	0.68	(0.14)	—	—	(0.14)
Year Ended September 30, 2022	$10.51	0.25	(2.85)	(2.60)	(0.25)	(1.03)	—	(1.28)
Year Ended September 30, 2021	$10.78	0.25	0.03	0.28	(0.25)	(0.30)	—	(0.55)
Year Ended September 30, 2020	$10.38	0.27	0.40	0.67	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.81	0.30	0.57	0.87	(0.30)	—	—	(0.30)
Year Ended September 30, 2018	$10.25	0.29	(0.37)	(0.08)	(0.29)	(0.07)	—	(0.36)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.78	0.11	0.18	0.29	(0.11)	—	—	(0.11)
Year Ended September 30, 2022	$10.04	0.14	(1.23)	(1.09)	(0.17)	—	—	(0.17)
Year Ended September 30, 2021	$10.25	0.13	(0.15)	(0.02)	(0.19)	—	—	(0.19)
Year Ended September 30, 2020	$10.09	0.21	0.20	0.41	(0.25)	—	—	(0.25)
Year Ended September 30, 2019	$9.60	0.28	0.49	0.77	(0.28)	—	—	(0.28)
Year Ended September 30, 2018	$9.94	0.25	(0.31)	(0.06)	(0.28)	—	—	(0.28)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.18	2.49%	$3,420	0.72%	2.38%	0.73%	47.98%
$8.08	(5.02)%	$3,665	0.73%	0.94%	0.73%	76.98%
$8.68	0.94%	$4,419	0.68%	1.15%	0.71%	39.26%
$8.78	3.86%	$4,260	0.67%	1.93%	0.77%	64.69%
$8.65	4.29%	$3,197	0.68%	2.44%	0.78%	78.58%
$8.52	0.55%	$4,393	0.68%	1.84%	0.78%	62.02%

$8.67	3.11%	$2,848	0.75%	1.75%	0.94%	1.99%
$8.51	(11.12)%	$2,879	0.73%	0.87%	0.92%	14.18%
$9.78	(1.23)%	$3,388	0.68%	0.64%	0.86%	71.31%
$10.13	4.66%	$3,930	0.79%	1.68%	0.95%	47.36%
$9.92	7.27%	$3,531	0.81%	2.12%	0.91%	40.13%
$9.48	(1.73)%	$4,350	0.91%	1.73%	0.92%	40.85%

$9.37	4.34%	$50,103	0.70%	2.72%	0.77%	22.44%
$9.11	(14.94)%	$47,701	0.70%	1.75%	0.74%	47.98%
$11.04	0.44%	$60,694	0.70%	1.52%	0.75%	48.80%
$11.38	7.33%	$57,202	0.70%	2.20%	0.82%	59.59%
$10.88	9.90%	$55,513	0.70%	2.87%	0.83%	79.40%
$10.20	(0.90)%	$68,982	0.70%	2.56%	0.82%	62.28%

$7.17	10.35%	$468	0.70%	3.97%	0.82%	16.64%
$6.63	(27.78)%	$436	0.85%	2.94%	1.04%	161.62%
$10.51	2.67%	$632	0.97%	2.40%	1.16%	47.29%
$10.78	6.56%	$490	0.92%	2.57%	0.94%	52.28%
$10.38	9.01%	$498	0.93%	2.98%	0.95%	82.23%
$9.81	(0.80)%	$440	0.89%	2.94%	0.89%	66.82%

$8.96	3.35%	$33	0.82%	2.42%	0.86%	6.28%
$8.78	(10.93)%	$32	0.82%	1.44%	0.86%	35.18%
$10.04	(0.23)%	$29	0.82%	1.29%	0.86%	73.60%
$10.25	4.07%	$25	0.84%	2.06%	0.88%	35.96%
$10.09	8.13%	$20	0.85%	2.90%	0.89%	17.58%
$9.60	(0.63)%	$18	0.83%	2.54%	0.87%	19.17%

Sterling Capital Funds

Financial Highlights, Class A Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.84	0.10	0.43	0.53	(0.10)	—	—	(0.10)
Year Ended September 30, 2022	$10.97	0.16	(1.13)	(0.97)	(0.16)	—	—	(0.16)
Year Ended September 30, 2021	$11.12	0.15	(0.15)	—	(0.15)	—	—	(0.15)
Year Ended September 30, 2020	$10.91	0.18	0.21	0.39	(0.18)	—	—	(0.18)
Year Ended September 30, 2019	$10.43	0.23	0.48	0.71	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$10.78	0.24	(0.35)	(0.11)	(0.24)	—	—	(0.24)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$10.24	0.10	0.39	0.49	(0.10)	—	—	(0.10)
Year Ended September 30, 2022	$11.40	0.18	(1.16)	(0.98)	(0.18)	—	—	(0.18)
Year Ended September 30, 2021	$11.47	0.17	(0.07)	0.10	(0.17)	—	—	(0.17)
Year Ended September 30, 2020	$11.27	0.20	0.20	0.40	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$10.77	0.21	0.50	0.71	(0.21)	—	—	(0.21)
Year Ended September 30, 2018	$11.10	0.20	(0.33)	(0.13)	(0.20)	—	—	(0.20)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$10.77	0.10	0.47	0.57	(0.10)	—	—	(0.10)
Year Ended September 30, 2022	$11.98	0.16	(1.20)	(1.04)	(0.16)	(0.01)	—	(0.17)
Year Ended September 30, 2021	$12.23	0.16	(0.22)	(0.06)	(0.16)	(0.03)	—	(0.19)
Year Ended September 30, 2020	$11.98	0.20	0.25	0.45	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$11.40	0.23	0.58	0.81	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$11.76	0.23	(0.36)	(0.13)	(0.23)	—	—	(0.23)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.22	0.10	0.30	0.40	(0.10)	—	—	(0.10)
Year Ended September 30, 2022	$10.20	0.15	(0.98)	(0.83)	(0.15)	— (d)	—	(0.15)
Year Ended September 30, 2021	$10.29	0.16	(0.08)	0.08	(0.16)	(0.01)	—	(0.17)
Year Ended September 30, 2020	$10.12	0.19	0.18	0.37	(0.19)	(0.01)	—	(0.20)
Year Ended September 30, 2019	$9.72	0.22	0.42	0.64	(0.22)	(0.02)	—	(0.24)
Year Ended September 30, 2018	$10.04	0.21	(0.31)	(0.10)	(0.21)	(0.01)	—	(0.22)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.27	5.37%	$22,329	0.84%	1.92%	0.84%	15.98%
$9.84	(8.92)%	$24,664	0.82%	1.52%	0.82%	50.21%
$10.97	(0.01)%	$31,234	0.80%	1.34%	0.80%	7.97%
$11.12	3.64%	$33,648	0.79%	1.68%	0.79%	17.06%
$10.91	6.84%	$38,587	0.80%	2.12%	0.80%	33.12%
$10.43	(1.06)%	$36,857	0.79%	2.23%	0.79%	22.06%

$10.63	4.75%	$7,121	0.92%	1.82%	0.92%	12.44%
$10.24	(8.66)%	$7,056	0.85%	1.64%	0.85%	9.94%
$11.40	0.86%	$11,204	0.81%	1.44%	0.81%	20.23%
$11.47	3.58%	$11,926	0.81%	1.76%	0.81%	4.84%
$11.27	6.62%	$12,478	0.81%	1.88%	0.81%	23.84%
$10.77	(1.15)%	$13,864	0.80%	1.85%	0.80%	27.71%

$11.24	5.27%	$12,994	0.84%	1.73%	0.84%	4.50%
$10.77	(8.72)%	$14,162	0.83%	1.40%	0.83%	37.23%
$11.98	(0.52)%	$17,292	0.81%	1.31%	0.81%	8.98%
$12.23	3.80%	$17,446	0.81%	1.67%	0.81%	15.44%
$11.98	7.13%	$17,795	0.81%	1.94%	0.81%	24.57%
$11.40	(1.14)%	$20,842	0.80%	1.96%	0.80%	21.08%

$9.52	4.31%	$14,291	0.83%	2.02%	0.83%	13.69%
$9.22	(8.18)%	$23,829	0.82%	1.54%	0.82%	18.08%
$10.20	0.72%	$27,208	0.81%	1.53%	0.81%	8.56%
$10.29	3.66%	$27,866	0.81%	1.84%	0.81%	3.28%
$10.12	6.59%	$22,389	0.81%	2.18%	0.81%	33.73%
$9.72	(0.98)%	$23,833	0.80%	2.14%	0.80%	17.53%

Sterling Capital Funds

Financial Highlights, Class C Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income		Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$19.41	0.11	2.38	2.49	(0.14)		—	—	(0.14)
Year Ended September 30, 2022	$21.88	0.21	(2.49)	(2.28)	(0.19)		—	—	(0.19)
Year Ended September 30, 2021	$16.17	(0.04)	5.92	5.88	(0.03)		—	(0.14)	(0.17)
Year Ended September 30, 2020	$18.88	0.21	(1.99)	(1.78)	(0.35)		(0.58)	—	(0.93)
Year Ended September 30, 2019	$21.67	0.24	(1.04)	(0.80)	(0.24)		(1.75)	—	(1.99)
Year Ended September 30, 2018	$20.13	0.15	1.86	2.01	(0.28)		(0.19)	—	(0.47)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$12.52	(0.02)	1.40	1.38	—		(2.72)	—	(2.72)
Year Ended September 30, 2022	$16.86	(0.11)	(2.59)	(2.70)	—		(1.64)	—	(1.64)
Year Ended September 30, 2021	$11.85	(0.13)	5.14	5.01	—		—	—	—
Year Ended September 30, 2020	$13.83	(0.07)	(0.68)	(0.75)	(0.10)		(1.13)	—	(1.23)
Year Ended September 30, 2019	$16.86	(0.07)	(0.70)	(0.77)	—		(2.26)	—	(2.26)
Year Ended September 30, 2018	$16.76	(0.15)	1.09	0.94	—		(0.84)	—	(0.84)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$14.33	0.06	1.17	1.23	(0.00	)(d)	—	—	(0.00	)(d)
Year Ended September 30, 2022	$18.46	0.03	(2.34)	(2.31)	—		(1.82)	—	(1.82)
Year Ended September 30, 2021	$11.28	0.01	7.17	7.18	—		—	—	—
Year Ended September 30, 2020	$13.94	0.01	(2.56)	(2.55)	(0.11)		—	—	(0.11)
Year Ended September 30, 2019	$17.89	0.06	(1.98)	(1.92)	(0.05)		(1.98)	—	(2.03)
Year Ended September 30, 2018	$17.69	0.03	0.82	0.85	—		(0.65)	—	(0.65)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2023 (Unaudited)	$18.09	(0.10)	1.95	1.85	—		(1.99)	—	(1.99)
Year Ended September 30, 2022	$26.39	(0.27)	(3.92)	(4.19)	—		(4.11)	—	(4.11)
Year Ended September 30, 2021	$19.67	(0.27)	7.32	7.05	—		(0.33)	—	(0.33)
Year Ended September 30, 2020	$20.04	(0.15)	1.11	0.96	—		(1.33)	—	(1.33)
Year Ended September 30, 2019	$21.98	(0.14)	0.06	(0.08)	—		(1.86)	—	(1.86)
Year Ended September 30, 2018	$20.88	(0.14)	3.29	3.15	(0.11)		(1.94)	—	(2.05)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2023 (Unaudited)	$24.04	0.06	2.82	2.88	(0.07)		(1.74)	—	(1.81)
Year Ended September 30, 2022	$26.32	0.15	(1.81)	(1.66)	(0.14)		(0.48)	—	(0.62)
Year Ended September 30, 2021	$19.83	0.10	6.47	6.57	(0.08)		—	—	(0.08)
Year Ended September 30, 2020	$21.05	0.21	(0.38)	(0.17)	(0.21)		(0.84)	—	(1.05)
Year Ended September 30, 2019	$21.34	0.24	1.21	1.45	(0.22)		(1.52)	—	(1.74)
Year Ended September 30, 2018	$20.66	0.19	2.62	2.81	(0.18)		(1.95)	—	(2.13)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$7.01	0.06	2.02	2.08	(0.08)		—	—	(0.08)
Year Ended September 30, 2022	$9.69	0.29	(2.61)	(2.32)	(0.36)		—	—	(0.36)
Year Ended September 30, 2021	$8.06	0.19	1.60	1.79	(0.16)		—	—	(0.16)
Year Ended September 30, 2020	$9.37	0.18	(1.31)	(1.13)	(0.18)		—	—	(0.18)
Year Ended September 30, 2019	$11.06	0.26	(1.33)	(1.07)	(0.22)		(0.40)	—	(0.62)
Year Ended September 30, 2018	$11.64	0.25	(0.48)	(0.23)	(0.24)		(0.11)	—	(0.35)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$21.76	12.82%	$274	1.79%	1.04%	1.79%	58.33%
$19.41	(10.50)%	$248	1.75%	0.93%	1.78%	125.15%
$21.88	36.56%	$304	1.60%	(0.22)%	1.79%	122.64%
$16.17	(9.81)%	$567	1.64%	1.26%	1.71%	167.34%
$18.88	(3.08)%	$634	1.64%	1.29%	1.64%	142.59%
$21.67	10.11%	$887	1.62%	0.69%	1.62%	127.89%

$11.18	10.79%	$543	1.94%	(0.35)%	1.94%	10.45%
$12.52	(18.06)%	$473	1.88%	(0.67)%	1.88%	29.05%
$16.86	42.28%	$1,101	1.87%	(0.85)%	1.90%	34.00%
$11.85	(6.46)%	$1,584	1.88%	(0.61)%	2.02%	28.77%
$13.83	(3.52)%	$2,826	1.93%	(0.46)%	1.93%	26.62%
$16.86	5.72%	$4,097	1.92%	(0.91)%	1.92%	34.62%

$15.56	8.61%	$29	1.81%	0.76%	1.81%	61.50%
$14.33	(14.19)%	$29	1.85%	0.19%	1.85%	70.82%
$18.46	63.65%	$38	1.82%	0.04%	1.82%	110.07%
$11.28	(18.47)%	$100	1.81%	0.05%	1.83%	119.76%
$13.94	(10.28)%	$150	1.80%	0.43%	1.80%	124.82%
$17.89	4.88%	$180	1.78%	0.17%	1.78%	89.85%

$17.95	10.48%	$25,788	1.92%	(1.12)%	1.92%	13.41%
$18.09	(19.53)%	$29,566	1.88%	(1.19)%	1.88%	28.06%
$26.39	36.19%	$52,182	1.86%	(1.11)%	1.87%	27.20%
$19.67	4.73%	$60,777	1.86%	(0.79)%	1.86%	17.50%
$20.04	0.48%	$83,451	1.86%	(0.71)%	1.86%	17.31%
$21.98	16.27%	$144,100	1.86%	(0.70)%	1.86%	22.78%

$25.11	11.82%	$67,864	1.81%	0.51%	1.81%	22.49%
$24.04	(6.57)%	$64,899	1.79%	0.54%	1.79%	31.23%
$26.32	33.15%	$81,338	1.78%	0.42%	1.79%	13.00%
$19.83	(0.85)%	$119,475	1.77%	1.04%	1.78%	33.60%
$21.05	7.66%	$158,353	1.77%	1.17%	1.77%	23.20%
$21.34	14.41%	$207,659	1.77%	0.91%	1.77%	19.49%

$9.01	29.83%	$23	1.63%	1.47%	1.63%	41.60%
$7.01	(24.92)%	$41	1.67%	3.27%	1.67%	103.20%
$9.69	22.44%	$54	1.67%	1.99%	1.73%	158.16%
$8.06	(12.41)%	$44	1.63%	2.03%	1.83%	164.02%
$9.37	(9.44)%	$63	1.69%	2.68%	1.89%	97.74%
$11.06	(2.18)%	$61	1.65%	2.15%	1.85%	96.65%

Sterling Capital Funds

Financial Highlights, Class C Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2023 (Unaudited)	$11.54	(0.07)	0.85	0.78	—	(1.33)	—	(1.33)
Year Ended September 30, 2022	$15.54	(0.12)	(2.48)	(2.60)	—	(1.40)	—	(1.40)
Year Ended September 30, 2021	$12.12	(0.17)	3.59	3.42	—	—	—	—
Year Ended September 30, 2020	$12.99	(0.11)	(0.13)	(0.24)	—	(0.63)	—	(0.63)
Year Ended September 30, 2019	$12.30	(0.11)	0.80	0.69	—	—	—	—
Year Ended September 30, 2018	$11.67	(0.13)	0.96	0.83	(0.02)	(0.18)	—	(0.20)
Sterling Capital Mid Cap Relative Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$60.48	0.04	7.70	7.74	—	(10.17)	—	(10.17)
Year Ended September 30, 2022	$76.32	(0.08)	(9.79)	(9.87)	—	(5.97)	—	(5.97)
Year Ended September 30, 2021	$57.24	(0.17)	19.48	19.31	—	(0.23)	—	(0.23)
Year Ended September 30, 2020	$62.48	(0.12)	(3.60)	(3.72)	(0.01)	(1.51)	—	(1.52)
Year Ended September 30, 2019	$67.46	(0.12)	0.16	0.04	—	(5.02)	—	(5.02)
Year Ended September 30, 2018	$65.40	(0.42)	4.77	4.35	—	(2.29)	—	(2.29)
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2023 (Unaudited)	$34.53	0.07	2.49	2.56	(0.12)	(2.23)	—	(2.35)
Year Ended September 30, 2022	$45.65	(0.06)	(7.89)	(7.95)	(0.18)	(2.99)	—	(3.17)
Year Ended September 30, 2021	$36.33	0.03	10.37	10.40	(0.26)	(0.82)	—	(1.08)
Year Ended September 30, 2020	$42.06	0.22	(3.94)	(3.72)	(0.49)	(1.52)	—	(2.01)
Year Ended September 30, 2019	$37.40	0.42	5.99	6.41	(0.51)	(1.24)	—	(1.75)
Year Ended September 30, 2018	$36.91	0.51	1.45	1.96	(0.25)	(1.22)	—	(1.47)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$54.20	(0.16)	6.42	6.26	—	(13.68)	—	(13.68)
Year Ended September 30, 2022	$79.47	(0.42)	(7.58)	(8.00)	—	(17.27)	—	(17.27)
Year Ended September 30, 2021	$61.56	(0.58)	29.71	29.13	—	(11.22)	—	(11.22)
Year Ended September 30, 2020	$75.87	(0.24)	(9.11)	(9.35)	(0.03)	(4.93)	—	(4.96)
Year Ended September 30, 2019	$86.92	(0.19)	(4.96)	(5.15)	—	(5.90)	—	(5.90)
Year Ended September 30, 2018	$88.75	(0.62)	6.48	5.86	—	(7.69)	—	(7.69)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.08	0.07	0.10	0.17	(0.07)	—	—	(0.07)
Year Ended September 30, 2022	$8.68	0.01	(0.50)	(0.49)	(0.11)	—	—	(0.11)
Year Ended September 30, 2021	$8.77	0.04	(0.01)	0.03	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$8.64	0.11	0.15	0.26	(0.13)	—	—	(0.13)
Year Ended September 30, 2019	$8.51	0.14	0.16	0.30	(0.17)	—	—	(0.17)
Year Ended September 30, 2018	$8.69	0.09	(0.12)	(0.03)	(0.15)	—	—	(0.15)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.99	6.48%	$363	1.79%	(1.21)%	2.24%	38.96%
$11.54	(18.83)%	$673	1.79%	(0.84)%	2.12%	23.35%
$15.54	28.22%	$1,513	1.79%	(1.17)%	2.06%	33.93%
$12.12	(2.22)%	$1,250	1.79%	(0.97)%	2.09%	60.03%
$12.99	5.61%	$1,188	1.79%	(0.95)%	2.19%	45.11%
$12.30	7.25%	$1,476	1.79%	(1.13)%	2.04%	45.64%

$58.05	12.77%	$3	1.76%	0.12%	1.76%	0.30%
$60.48	(14.45)%	$3	1.74%	(0.11)%	1.74%	7.94%
$76.32	33.80%	$3	1.85%	(0.23)%	1.85%	8.23%
$57.24	(6.21)%	$1	1.92%	(0.20)%	1.92%	9.21%
$62.48	1.03%	$1	1.95%	(0.21)%	1.95%	6.75%
$67.46	6.70%	$1	1.95%	(0.63)%	1.95%	14.47%

$34.74	7.49%	$133	1.86%	0.38%	1.86%	2.65%
$34.53	(19.19)%	$125	1.82%	(0.14)%	1.82%	12.58%
$45.65	29.14%	$182	1.81%	0.08%	1.81%	12.68%
$36.33	(9.02)%	$192	1.83%	0.58%	1.83%	19.58%
$42.06	17.88%	$205	1.82%	1.08%	1.82%	14.56%
$37.40	5.38%	$98	1.82%	1.41%	1.82%	8.34%

$46.78	11.53%	$365	2.05%	(0.61)%	2.05%	0.70%
$54.20	(14.79)%	$320	2.00%	(0.63)%	2.00%	5.26%
$79.47	51.27%	$375	1.98%	(0.75)%	2.01%	6.15%
$61.56	(13.46)%	$245	2.00%	(0.35)%	2.08%	8.33%
$75.87	(5.49)%	$279	2.03%	(0.25)%	2.08%	8.60%
$86.92	6.90%	$112	2.03%	(0.71)%	2.06%	15.51%

$8.18	2.11%	$339	1.47%	1.62%	1.48%	47.98%
$8.08	(5.73)%	$409	1.47%	0.13%	1.47%	76.98%
$8.68	0.29%	$988	1.43%	0.40%	1.46%	39.26%
$8.77	3.09%	$893	1.42%	1.21%	1.52%	64.69%
$8.64	3.52%	$1,052	1.43%	1.68%	1.53%	78.58%
$8.51	(0.32)%	$1,091	1.43%	1.07%	1.53%	62.02%

Sterling Capital Funds

Financial Highlights, Class C Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.49	0.05	0.18	0.23	(0.07)	—	—	(0.07)
Year Ended September 30, 2022	$9.76	0.01	(1.15)	(1.14)	(0.13)	—	—	(0.13)
Year Ended September 30, 2021	$10.11	(0.01)	(0.19)	(0.20)	(0.15)	—	—	(0.15)
Year Ended September 30, 2020	$9.91	0.09	0.28	0.37	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.47	0.13	0.48	0.61	(0.17)	—	—	(0.17)
Year Ended September 30, 2018	$9.89	0.09	(0.32)	(0.23)	(0.19)	—	—	(0.19)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.12	0.09	0.28	0.37	(0.10)	—	—	(0.10)
Year Ended September 30, 2022	$11.06	0.10	(1.80)	(1.70)	(0.15)	(0.09)	—	(0.24)
Year Ended September 30, 2021	$11.40	0.09	(0.13)	(0.04)	(0.15)	(0.15)	—	(0.30)
Year Ended September 30, 2020	$10.90	0.16	0.54	0.70	(0.20)	— (d)	—	(0.20)
Year Ended September 30, 2019	$10.21	0.22	0.70	0.92	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$10.61	0.19	(0.37)	(0.18)	(0.22)	—	—	(0.22)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$6.61	0.11	0.54	0.65	(0.11)	—	—	(0.11)
Year Ended September 30, 2022	$10.49	0.17	(2.83)	(2.66)	(0.19)	(1.03)	—	(1.22)
Year Ended September 30, 2021	$10.76	0.18	0.03	0.21	(0.18)	(0.30)	—	(0.48)
Year Ended September 30, 2020	$10.36	0.19	0.40	0.59	(0.19)	—	—	(0.19)
Year Ended September 30, 2019	$9.80	0.24	0.55	0.79	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$10.23	0.22	(0.36)	(0.14)	(0.22)	(0.07)	—	(0.29)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.78	0.08	0.17	0.25	(0.08)	—	—	(0.08)
Year Ended September 30, 2022	$10.03	0.07	(1.21)	(1.14)	(0.11)	—	—	(0.11)
Year Ended September 30, 2021	$10.24	0.06	(0.15)	(0.09)	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$10.08	0.17	0.16	0.33	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.60	0.21	0.48	0.69	(0.21)	—	—	(0.21)
Year Ended September 30, 2018	$9.93	0.19	(0.32)	(0.13)	(0.20)	—	—	(0.20)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.83	0.06	0.43	0.49	(0.06)	—	—	(0.06)
Year Ended September 30, 2022	$10.96	0.08	(1.13)	(1.05)	(0.08)	—	—	(0.08)
Year Ended September 30, 2021	$11.12	0.07	(0.16)	(0.09)	(0.07)	—	—	(0.07)
Year Ended September 30, 2020	$10.90	0.10	0.22	0.32	(0.10)	—	—	(0.10)
Year Ended September 30, 2019	$10.42	0.15	0.48	0.63	(0.15)	—	—	(0.15)
Year Ended September 30, 2018	$10.77	0.16	(0.35)	(0.19)	(0.16)	—	—	(0.16)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.65	2.74%	$184	1.50%	1.07%	1.69%	1.99%
$8.49	(11.81)%	$98	1.48%	0.12%	1.67%	14.18%
$9.76	(1.97)%	$124	1.43%	(0.11)%	1.61%	71.31%
$10.11	3.78%	$309	1.54%	0.93%	1.70%	47.36%
$9.91	6.48%	$378	1.56%	1.37%	1.66%	40.13%
$9.47	(2.37)%	$488	1.66%	0.98%	1.67%	40.85%

$9.39	4.06%	$3,195	1.45%	1.96%	1.52%	22.44%
$9.12	(15.64)%	$3,484	1.45%	0.98%	1.48%	47.98%
$11.06	(0.31)%	$5,378	1.45%	0.78%	1.51%	48.80%
$11.40	6.53%	$8,332	1.45%	1.44%	1.57%	59.59%
$10.90	9.17%	$8,266	1.45%	2.11%	1.58%	79.40%
$10.21	(1.73)%	$7,464	1.45%	1.81%	1.57%	62.28%

$7.15	9.96%	$3	1.46%	3.22%	1.52%	16.64%
$6.61	(28.37)%	$2	1.65%	1.92%	1.82%	161.62%
$10.49	1.98%	$3	1.72%	1.70%	1.88%	47.29%
$10.76	5.80%	$3	1.64%	1.86%	1.65%	52.28%
$10.36	8.18%	$3	1.68%	2.36%	1.68%	82.23%
$9.80	(1.44)%	$42	1.63%	2.19%	1.63%	66.82%

$8.95	2.88%	$3	1.49%	1.73%	1.50%	6.28%
$8.78	(11.45)%	$3	1.50%	0.74%	1.52%	35.18%
$10.03	(0.92)%	$3	1.57%	0.58%	1.59%	73.60%
$10.24	3.34%	$3	1.57%	1.63%	1.61%	35.96%
$10.08	7.21%	$34	1.60%	2.15%	1.64%	17.58%
$9.60	(1.27)%	$33	1.58%	1.97%	1.62%	19.17%

$10.26	4.98%	$1,144	1.59%	1.17%	1.59%	15.98%
$9.83	(9.61)%	$1,141	1.57%	0.75%	1.57%	50.21%
$10.96	(0.85)%	$1,542	1.55%	0.60%	1.55%	7.97%
$11.12	2.96%	$2,793	1.54%	0.92%	1.54%	17.06%
$10.90	6.05%	$2,878	1.55%	1.38%	1.55%	33.12%
$10.42	(1.80)%	$3,359	1.54%	1.48%	1.54%	22.06%

Sterling Capital Funds

Financial Highlights, Class C Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$10.24	0.06	0.39	0.45	(0.06)	—	—	(0.06)
Year Ended September 30, 2022	$11.39	0.10	(1.15)	(1.05)	(0.10)	—	—	(0.10)
Year Ended September 30, 2021	$11.46	0.08	(0.07)	0.01	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$11.27	0.11	0.19	0.30	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$10.76	0.12	0.51	0.63	(0.12)	—	—	(0.12)
Year Ended September 30, 2018	$11.10	0.12	(0.34)	(0.22)	(0.12)	—	—	(0.12)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$10.77	0.05	0.47	0.52	(0.05)	—	—	(0.05)
Year Ended September 30, 2022	$11.97	0.07	(1.18)	(1.11)	(0.08)	(0.01)	—	(0.09)
Year Ended September 30, 2021	$12.22	0.07	(0.22)	(0.15)	(0.07)	(0.03)	—	(0.10)
Year Ended September 30, 2020	$11.97	0.11	0.25	0.36	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$11.40	0.14	0.57	0.71	(0.14)	—	—	(0.14)
Year Ended September 30, 2018	$11.76	0.14	(0.36)	(0.22)	(0.14)	—	—	(0.14)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.22	0.06	0.31	0.37	(0.06)	—	—	(0.06)
Year Ended September 30, 2022	$10.20	0.08	(0.98)	(0.90)	(0.08)	— (d)	—	(0.08)
Year Ended September 30, 2021	$10.30	0.09	(0.10)	(0.01)	(0.08)	(0.01)	—	(0.09)
Year Ended September 30, 2020	$10.13	0.11	0.18	0.29	(0.11)	(0.01)	—	(0.12)
Year Ended September 30, 2019	$9.72	0.14	0.43	0.57	(0.14)	(0.02)	—	(0.16)
Year Ended September 30, 2018	$10.05	0.14	(0.32)	(0.18)	(0.14)	(0.01)	—	(0.15)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.63	4.36%	$338	1.67%	1.07%	1.67%	12.44%
$10.24	(9.27)%	$340	1.59%	0.89%	1.59%	9.94%
$11.39	0.10%	$603	1.56%	0.72%	1.56%	20.23%
$11.46	2.72%	$955	1.56%	1.01%	1.56%	4.84%
$11.27	5.93%	$978	1.56%	1.13%	1.56%	23.84%
$10.76	(1.98)%	$991	1.55%	1.11%	1.55%	27.71%

$11.24	4.87%	$17	1.59%	0.98%	1.59%	4.50%
$10.77	(9.32)%	$16	1.57%	0.61%	1.57%	37.23%
$11.97	(1.27)%	$57	1.57%	0.58%	1.57%	8.98%
$12.22	3.03%	$780	1.56%	0.92%	1.56%	15.44%
$11.97	6.25%	$822	1.56%	1.19%	1.56%	24.57%
$11.40	(1.87)%	$844	1.55%	1.22%	1.55%	21.08%

$9.53	4.05%	$2	1.57%	1.31%	1.57%	13.69%
$9.22	(8.85)%	$23	1.56%	0.82%	1.56%	18.08%
$10.20	(0.13)%	$25	1.56%	0.83%	1.56%	8.56%
$10.30	2.89%	$304	1.56%	1.10%	1.56%	3.28%
$10.13	5.90%	$335	1.56%	1.45%	1.56%	33.73%
$9.72	(1.82)%	$726	1.55%	1.39%	1.55%	17.53%

Sterling Capital Funds

Financial Highlights, Institutional Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$20.34	0.23	2.50	2.73	(0.25)	—	—	(0.25)
Year Ended September 30, 2022	$22.96	0.46	(2.62)	(2.16)	(0.46)	—	—	(0.46)
Year Ended September 30, 2021	$16.83	0.09	6.24	6.33	(0.04)	—	(0.16)	(0.20)
Year Ended September 30, 2020	$19.62	0.41	(2.10)	(1.69)	(0.52)	(0.58)	—	(1.10)
Year Ended September 30, 2019	$22.43	0.44	(1.07)	(0.63)	(0.43)	(1.75)	—	(2.18)
Year Ended September 30, 2018	$20.82	0.33	1.97	2.30	(0.50)	(0.19)	—	(0.69)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$15.65	0.05	1.75	1.80	(0.08)	(2.72)	—	(2.80)
Year Ended September 30, 2022	$20.51	0.06	(3.27)	(3.21)	(0.01)	(1.64)	—	(1.65)
Year Ended September 30, 2021	$14.33	0.03	6.22	6.25	(0.07)	—	—	(0.07)
Year Ended September 30, 2020	$16.46	0.06	(0.81)	(0.75)	(0.25)	(1.13)	—	(1.38)
Year Ended September 30, 2019	$19.42	0.08	(0.77)	(0.69)	(0.01)	(2.26)	—	(2.27)
Year Ended September 30, 2018	$19.00	0.01	1.26	1.27	(0.01)	(0.84)	—	(0.85)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$15.29	0.15	1.25	1.40	(0.14)	—	—	(0.14)
Year Ended September 30, 2022	$19.58	0.22	(2.49)	(2.27)	(0.20)	(1.82)	—	(2.02)
Year Ended September 30, 2021	$11.95	0.16	7.60	7.76	(0.13)	—	—	(0.13)
Year Ended September 30, 2020.	$14.66	0.13	(2.69)	(2.56)	(0.15)	—	—	(0.15)
Year Ended September 30, 2019	$18.82	0.21	(2.09)	(1.88)	(0.30)	(1.98)	—	(2.28)
Year Ended September 30, 2018	$18.55	0.19	0.89	1.08	(0.16)	(0.65)	—	(0.81)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2023 (Unaudited)	$25.75	(0.02)	2.81	2.79	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$35.59	(0.06)	(5.67)	(5.73)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$26.20	(0.03)	9.79	9.76	(0.04)	(0.33)	—	(0.37)
Year Ended September 30, 2020	$26.07	0.06	1.45	1.51	(0.05)	(1.33)	—	(1.38)
Year Ended September 30, 2019	$27.73	0.08	0.12	0.20	— (d)	(1.86)	—	(1.86)
Year Ended September 30, 2018	$25.65	0.09	4.11	4.20	(0.18)	(1.94)	—	(2.12)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2023 (Unaudited)	$24.35	0.19	2.86	3.05	(0.20)	(1.74)	—	(1.94)
Year Ended September 30, 2022	$26.66	0.42	(1.83)	(1.41)	(0.42)	(0.48)	—	(0.90)
Year Ended September 30, 2021	$20.10	0.35	6.56	6.91	(0.35)	—	—	(0.35)
Year Ended September 30, 2020	$21.33	0.41	(0.39)	0.02	(0.41)	(0.84)	—	(1.25)
Year Ended September 30, 2019	$21.61	0.44	1.23	1.67	(0.43)	(1.52)	—	(1.95)
Year Ended September 30, 2018	$20.89	0.40	2.66	3.06	(0.39)	(1.95)	—	(2.34)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$22.82	13.42%	$1,511	0.79%	2.00%	0.79%	58.33%
$20.34	(9.62)%	$1,652	0.75%	1.94%	0.78%	125.15%
$22.96	37.90%	$2,023	0.64%	0.42%	0.78%	122.64%
$16.83	(8.96)%	$1,949	0.64%	2.18%	0.66%	167.34%
$19.62	(2.08)%	$7,550	0.64%	2.28%	0.64%	142.59%
$22.43	11.19%	$8,862	0.63%	1.51%	0.63%	127.89%

$14.65	11.33%	$27,539	0.94%	0.66%	0.94%	10.45%
$15.65	(17.30)%	$29,189	0.88%	0.33%	0.88%	29.05%
$20.51	43.72%	$51,607	0.87%	0.17%	0.89%	34.00%
$14.33	(5.50)%	$36,835	0.89%	0.39%	1.04%	28.77%
$16.46	(2.54)%	$154,259	0.93%	0.49%	0.93%	26.62%
$19.42	6.82%	$323,012	0.92%	0.08%	0.92%	34.62%

$16.55	9.13%	$8,919	0.82%	1.77%	0.82%	61.50%
$15.29	(13.35)%	$9,788	0.85%	1.13%	0.85%	70.82%
$19.58	65.21%	$14,639	0.81%	0.89%	0.81%	110.07%
$11.95	(17.64)%	$6,820	0.80%	0.97%	0.84%	119.76%
$14.66	(9.32)%	$28,223	0.80%	1.42%	0.80%	124.82%
$18.82	5.96%	$39,047	0.78%	1.04%	0.78%	89.85%

$26.55	11.04%	$134,984	0.92%	(0.12)%	0.92%	13.41%
$25.75	(18.74)%	$168,110	0.89%	(0.19)%	0.89%	28.06%
$35.59	37.55%	$216,341	0.86%	(0.11)%	0.87%	27.20%
$26.20	5.79%	$170,323	0.86%	0.22%	0.86%	17.50%
$26.07	1.47%	$281,099	0.86%	0.30%	0.86%	17.31%
$27.73	17.46%	$350,030	0.86%	0.35%	0.86%	22.78%

$25.46	12.38%	$1,436,989	0.81%	1.50%	0.81%	22.49%
$24.35	(5.64)%	$1,468,388	0.79%	1.55%	0.79%	31.23%
$26.66	34.47%	$1,622,233	0.78%	1.40%	0.79%	13.00%
$20.10	0.15%	$1,057,722	0.77%	2.06%	0.78%	33.60%
$21.33	8.72%	$992,964	0.77%	2.17%	0.77%	23.20%
$21.61	15.58%	$828,607	0.77%	1.91%	0.77%	19.49%

Sterling Capital Funds

Financial Highlights, Institutional Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$7.09	0.12	2.02	2.14	(0.26)	—	—	(0.26)
Year Ended September 30, 2022	$9.81	0.38	(2.65)	(2.27)	(0.45)	—	—	(0.45)
Year Ended September 30, 2021	$8.14	0.07	1.84	1.91	(0.24)	—	—	(0.24)
Year Ended September 30, 2020	$9.49	0.27	(1.32)	(1.05)	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$11.18	0.35	(1.33)	(0.98)	(0.31)	(0.40)	—	(0.71)
Year Ended September 30, 2018	$11.76	0.28	(0.40)	(0.12)	(0.35)	(0.11)	—	(0.46)
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2023 (Unaudited)	$12.25	(0.02)	0.91	0.89	—	(1.33)	—	(1.33)
Year Ended September 30, 2022	$16.25	0.03	(2.63)	(2.60)	—	(1.40)	—	(1.40)
Year Ended September 30, 2021	$12.55	(0.03)	3.73	3.70	—	—	—	—
Year Ended September 30, 2020	$13.31	— (d)	(0.13)	(0.13)	—	(0.63)	—	(0.63)
Year Ended September 30, 2019	$12.48	0.01	0.82	0.83	—	—	—	—
Year Ended September 30, 2018	$11.77	(0.02)	0.99	0.97	(0.08)	(0.18)	—	(0.26)
Sterling Capital Mid Cap Relative Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$62.89	0.33	7.99	8.32	(0.55)	(10.17)	—	(10.72)
Year Ended September 30, 2022	$78.92	0.58	(10.16)	(9.58)	(0.48)	(5.97)	—	(6.45)
Year Ended September 30, 2021	$58.95	0.45	20.09	20.54	(0.34)	(0.23)	—	(0.57)
Year Ended September 30, 2020	$64.31	0.40	(3.64)	(3.24)	(0.61)	(1.51)	—	(2.12)
Year Ended September 30, 2019	$69.02	0.45	0.15	0.60	(0.29)	(5.02)	—	(5.31)
Year Ended September 30, 2018	$66.47	0.27	4.87	5.14	(0.30)	(2.29)	—	(2.59)
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2023 (Unaudited)	$34.95	0.25	2.53	2.78	(0.29)	(2.23)	—	(2.52)
Year Ended September 30, 2022	$46.19	0.40	(8.03)	(7.63)	(0.62)	(2.99)	—	(3.61)
Year Ended September 30, 2021	$36.66	0.43	10.51	10.94	(0.59)	(0.82)	—	(1.41)
Year Ended September 30, 2020	$42.36	0.59	(3.97)	(3.38)	(0.80)	(1.52)	—	(2.32)
Year Ended September 30, 2019	$37.63	0.79	6.05	6.84	(0.87)	(1.24)	—	(2.11)
Year Ended September 30, 2018	$37.10	0.81	1.52	2.33	(0.58)	(1.22)	—	(1.80)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$58.24	0.11	6.89	7.00	(0.25)	(13.68)	—	(13.93)
Year Ended September 30, 2022	$83.58	0.27	(8.25)	(7.98)	(0.09)	(17.27)	—	(17.36)
Year Ended September 30, 2021	$64.04	0.17	31.01	31.18	(0.42)	(11.22)	—	(11.64)
Year Ended September 30, 2020	$78.38	0.41	(9.36)	(8.95)	(0.46)	(4.93)	—	(5.39)
Year Ended September 30, 2019	$89.11	0.49	(5.02)	(4.53)	(0.30)	(5.90)	—	(6.20)
Year Ended September 30, 2018	$90.19	0.26	6.60	6.86	(0.25)	(7.69)	—	(7.94)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.97	30.54%	$656	0.64%	2.80%	0.64%	41.60%
$7.09	(24.27)%	$489	0.67%	4.24%	0.67%	103.20%
$9.81	23.86%	$662	0.67%	0.85%	0.85%	158.16%
$8.14	(11.65)%	$13,670	0.63%	3.09%	0.83%	164.02%
$9.49	(8.44)%	$16,721	0.69%	3.62%	0.89%	97.74%
$11.18	(1.25)%	$19,266	0.65%	2.33%	0.85%	96.65%

$11.81	7.04%	$2,409	0.79%	(0.25)%	1.24%	38.96%
$12.25	(17.95)%	$2,871	0.79%	0.18%	1.13%	23.35%
$16.25	29.48%	$4,591	0.79%	(0.19)%	1.06%	33.93%
$12.55	(1.30)%	$5,359	0.79%	0.02%	1.09%	60.03%
$13.31	6.65%	$5,386	0.79%	0.07%	1.20%	45.11%
$12.48	8.39%	$4,886	0.79%	(0.13)%	1.04%	45.64%

$60.49	13.27%	$43,286	0.87%	1.02%	0.87%	0.30%
$62.89	(13.68)%	$45,055	0.84%	0.78%	0.84%	7.94%
$78.92	35.02%	$65,503	0.85%	0.60%	0.86%	8.23%
$58.95	(5.39)%	$53,847	0.91%	0.67%	0.94%	9.21%
$64.31	1.97%	$61,908	0.95%	0.73%	0.95%	6.75%
$69.02	7.81%	$66,554	0.95%	0.40%	0.95%	14.47%

$35.21	8.04%	$72,750	0.86%	1.41%	0.86%	2.65%
$34.95	(18.39)%	$73,873	0.82%	0.91%	0.82%	12.58%
$46.19	30.40%	$96,075	0.81%	1.00%	0.81%	12.68%
$36.66	(8.09)%	$85,144	0.82%	1.55%	0.82%	9.21%
$42.36	19.06%	$105,216	0.82%	2.03%	0.82%	14.56%
$37.63	6.42%	$91,626	0.82%	2.21%	0.82%	8.34%

$51.31	12.08%	$294,935	1.04%	0.39%	1.05%	0.70%
$58.24	(13.93)%	$350,163	1.00%	0.38%	1.00%	5.26%
$83.58	52.78%	$514,025	0.98%	0.22%	1.02%	6.15%
$64.04	(12.59)%	$475,615	1.01%	0.58%	1.08%	8.33%
$78.38	(4.55)%	$959,875	1.03%	0.64%	1.08%	8.60%
$89.11	7.98%	$1,296,897	1.03%	0.29%	1.06%	15.51%

Sterling Capital Funds

Financial Highlights, Institutional Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.56	0.13	0.10	0.23	(0.15)	—	—	(0.15)
Year Ended September 30, 2022	$9.78	0.11	(0.19)	(0.08)	(0.14)	—	—	(0.14)
Year Ended September 30, 2021	$9.83	0.11	(0.04)	0.07	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$9.79	0.19	0.05	0.24	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$9.75	0.26	0.03	0.29	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$9.79	0.16	(0.02)	0.14	(0.18)	—	—	(0.18)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.08	0.11	0.10	0.21	(0.11)	—	—	(0.11)
Year Ended September 30, 2022	$8.68	0.10	(0.51)	(0.41)	(0.19)	—	—	(0.19)
Year Ended September 30, 2021	$8.78	0.12	(0.02)	0.10	(0.20)	—	—	(0.20)
Year Ended September 30, 2020	$8.65	0.19	0.16	0.35	(0.22)	—	—	(0.22)
Year Ended September 30, 2019	$8.52	0.23	0.15	0.38	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$8.69	0.19	(0.12)	0.07	(0.24)	—	—	(0.24)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.51	0.09	0.18	0.27	(0.11)	—	—	(0.11)
Year Ended September 30, 2022	$9.79	0.10	(1.16)	(1.06)	(0.22)	—	—	(0.22)
Year Ended September 30, 2021	$10.14	0.09	(0.19)	(0.10)	(0.25)	—	—	(0.25)
Year Ended September 30, 2020	$9.93	0.20	0.28	0.48	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.49	0.23	0.48	0.71	(0.27)	—	—	(0.27)
Year Ended September 30, 2018	$9.92	0.19	(0.34)	(0.15)	(0.28)	—	—	(0.28)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.11	0.14	0.27	0.41	(0.14)	—	—	(0.14)
Year Ended September 30, 2022	$11.05	0.20	(1.80)	(1.60)	(0.25)	(0.09)	—	(0.34)
Year Ended September 30, 2021	$11.39	0.20	(0.13)	0.07	(0.26)	(0.15)	—	(0.41)
Year Ended September 30, 2020	$10.89	0.27	0.54	0.81	(0.31)	— (d)	—	(0.31)
Year Ended September 30, 2019	$10.20	0.32	0.71	1.03	(0.34)	—	—	(0.34)
Year Ended September 30, 2018	$10.60	0.29	(0.37)	(0.08)	(0.32)	—	—	(0.32)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$6.63	0.15	0.53	0.68	(0.15)	—	—	(0.15)
Year Ended September 30, 2022	$10.50	0.23	(2.80)	(2.57)	(0.27)	(1.03)	—	(1.30)
Year Ended September 30, 2021	$10.77	0.28	0.03	0.31	(0.28)	(0.30)	—	(0.58)
Year Ended September 30, 2020	$10.38	0.30	0.39	0.69	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$9.81	0.33	0.56	0.89	(0.32)	—	—	(0.32)
Year Ended September 30, 2018	$10.24	0.32	(0.36)	(0.04)	(0.32)	(0.07)	—	(0.39)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$9.64	2.44%	$23,427	0.28%	2.82%	0.55%	21.70%
$9.56	(0.82)%	$20,265	0.27%	1.11%	0.50%	50.11%
$9.78	0.75%	$32,492	0.29%	1.08%	0.51%	48.71%
$9.83	2.44%	$33,699	0.38%	1.90%	0.55%	43.45%
$9.79	3.06%	$15,343	0.42%	2.70%	0.52%	103.69%
$9.75	1.46%	$21,926	0.41%	1.65%	0.51%	74.56%

$8.18	2.61%	$116,934	0.47%	2.68%	0.48%	47.98%
$8.08	(4.78)%	$82,934	0.47%	1.17%	0.47%	76.98%
$8.68	1.19%	$161,804	0.43%	1.40%	0.46%	39.26%
$8.78	4.12%	$174,891	0.42%	2.20%	0.52%	64.69%
$8.65	4.55%	$171,989	0.43%	2.68%	0.53%	78.58%
$8.52	0.80%	$126,878	0.43%	2.20%	0.53%	62.02%

$8.67	3.24%	$14,200	0.50%	2.01%	0.69%	1.99%
$8.51	(10.90)%	$13,737	0.48%	1.12%	0.67%	14.18%
$9.79	(1.08)%	$16,272	0.43%	0.88%	0.61%	71.31%
$10.14	4.92%	$8,049	0.54%	1.95%	0.70%	47.36%
$9.93	7.54%	$11,052	0.57%	2.35%	0.66%	40.13%
$9.49	(1.48)%	$17,961	0.65%	1.99%	0.66%	40.85%

$9.38	4.58%	$735,520	0.45%	2.97%	0.52%	22.44%
$9.11	(14.81)%	$782,084	0.45%	1.98%	0.48%	47.98%
$11.05	0.69%	$1,139,676	0.45%	1.77%	0.50%	48.80%
$11.39	7.59%	$1,051,891	0.45%	2.45%	0.57%	59.59%
$10.89	10.27%	$1,065,346	0.45%	3.10%	0.58%	79.40%
$10.20	(0.74)%	$860,437	0.45%	2.79%	0.57%	62.28%

$7.16	10.33%	$447	0.45%	4.24%	0.58%	16.64%
$6.63	(27.52)%	$97	0.63%	2.50%	0.80%	161.62%
$10.50	2.92%	$6,508	0.71%	2.61%	0.87%	47.29%
$10.77	6.72%	$18,519	0.67%	2.83%	0.70%	52.28%
$10.38	9.28%	$22,651	0.68%	3.25%	0.69%	82.23%
$9.81	(0.45)%	$30,805	0.63%	3.18%	0.63%	66.82%

Sterling Capital Funds

Financial Highlights, Institutional Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.79	0.12	0.17	0.29	(0.12)	—	—	(0.12)
Year Ended September 30, 2022	$10.05	0.16	(1.22)	(1.06)	(0.20)	—	—	(0.20)
Year Ended September 30, 2021	$10.26	0.15	(0.15)	—	(0.21)	—	—	(0.21)
Year Ended September 30, 2020	$10.10	0.24	0.19	0.43	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.62	0.31	0.47	0.78	(0.30)	—	—	(0.30)
Year Ended September 30, 2018	$9.95	0.29	(0.32)	(0.03)	(0.30)	—	—	(0.30)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.83	0.11	0.43	0.54	(0.11)	—	—	(0.11)
Year Ended September 30, 2022	$10.97	0.19	(1.14)	(0.95)	(0.19)	—	—	(0.19)
Year Ended September 30, 2021	$11.12	0.18	(0.15)	0.03	(0.18)	—	—	(0.18)
Year Ended September 30, 2020	$10.91	0.21	0.21	0.42	(0.21)	—	—	(0.21)
Year Ended September 30, 2019	$10.43	0.25	0.48	0.73	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$10.78	0.26	(0.35)	(0.09)	(0.26)	—	—	(0.26)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$10.17	0.11	0.39	0.50	(0.11)	—	—	(0.11)
Year Ended September 30, 2022	$11.32	0.21	(1.15)	(0.94)	(0.21)	—	—	(0.21)
Year Ended September 30, 2021	$11.39	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)
Year Ended September 30, 2020	$11.20	0.23	0.19	0.42	(0.23)	—	—	(0.23)
Year Ended September 30, 2019	$10.69	0.23	0.51	0.74	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$11.03	0.23	(0.34)	(0.11)	(0.23)	—	—	(0.23)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$10.77	0.11	0.47	0.58	(0.11)	—	—	(0.11)
Year Ended September 30, 2022	$11.97	0.19	(1.19)	(1.00)	(0.19)	(0.01)	—	(0.20)
Year Ended September 30, 2021	$12.22	0.19	(0.22)	(0.03)	(0.19)	(0.03)	—	(0.22)
Year Ended September 30, 2020	$11.97	0.23	0.25	0.48	(0.23)	—	—	(0.23)
Year Ended September 30, 2019	$11.40	0.26	0.57	0.83	(0.26)	—	—	(0.26)
Year Ended September 30, 2018	$11.76	0.26	(0.36)	(0.10)	(0.26)	—	—	(0.26)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.23	0.11	0.30	0.41	(0.11)	—	—	(0.11)
Year Ended September 30, 2022	$10.21	0.18	(0.98)	(0.80)	(0.18)	— (d)	—	(0.18)
Year Ended September 30, 2021	$10.31	0.18	(0.09)	0.09	(0.18)	(0.01)	—	(0.19)
Year Ended September 30, 2020	$10.13	0.21	0.19	0.40	(0.21)	(0.01)	—	(0.22)
Year Ended September 30, 2019	$9.73	0.24	0.42	0.66	(0.24)	(0.02)	—	(0.26)
Year Ended September 30, 2018	$10.05	0.24	(0.31)	(0.07)	(0.24)	(0.01)	—	(0.25)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.96	3.36%	$84,316	0.56%	2.67%	0.60%	6.28%
$8.79	(10.69)%	$78,252	0.57%	1.73%	0.61%	35.18%
$10.05	0.02%	$62,718	0.57%	1.52%	0.61%	73.60%
$10.26	4.33%	$35,808	0.59%	2.36%	0.63%	35.96%
$10.10	8.27%	$36,361	0.60%	3.15%	0.64%	17.58%
$9.62	(0.28)%	$37,088	0.58%	2.97%	0.62%	19.17%

$10.26	5.51%	$118,068	0.59%	2.17%	0.59%	15.98%
$9.83	(8.78)%	$126,739	0.57%	1.76%	0.57%	50.21%
$10.97	0.24%	$154,297	0.55%	1.59%	0.55%	7.97%
$11.12	3.90%	$140,958	0.54%	1.92%	0.54%	17.06%
$10.91	7.10%	$140,022	0.55%	2.37%	0.55%	33.12%
$10.43	(0.81)%	$133,812	0.54%	2.49%	0.54%	22.06%

$10.56	4.91%	$29,239	0.67%	2.07%	0.67%	12.44%
$10.17	(8.42)%	$34,313	0.59%	1.89%	0.59%	9.94%
$11.32	1.10%	$71,455	0.56%	1.71%	0.56%	20.23%
$11.39	3.76%	$71,865	0.56%	2.01%	0.56%	4.84%
$11.20	7.02%	$66,331	0.56%	2.13%	0.56%	23.84%
$10.69	(1.02)%	$63,090	0.55%	2.10%	0.55%	27.71%

$11.24	5.40%	$62,696	0.59%	1.98%	0.59%	4.50%
$10.77	(8.41)%	$66,967	0.58%	1.67%	0.58%	37.23%
$11.97	(0.27)%	$65,071	0.56%	1.56%	0.56%	8.98%
$12.22	4.06%	$62,828	0.56%	1.91%	0.56%	15.44%
$11.97	7.31%	$59,312	0.56%	2.18%	0.56%	24.57%
$11.40	(0.88)%	$61,420	0.55%	2.22%	0.55%	21.08%

$9.53	4.43%	$63,025	0.59%	2.29%	0.59%	13.69%
$9.23	(7.93)%	$63,292	0.58%	1.81%	0.58%	18.08%
$10.21	0.88%	$67,778	0.56%	1.78%	0.56%	8.56%
$10.31	4.01%	$67,627	0.56%	2.08%	0.56%	3.28%
$10.13	6.85%	$53,352	0.56%	2.43%	0.56%	33.73%
$9.73	(0.73)%	$54,988	0.55%	2.39%	0.55%	17.53%

Sterling Capital Funds

Financial Highlights, Class R6 Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$20.40	0.26	2.49	2.75	(0.25)	—	—	(0.25)
Year Ended September 30, 2022	$22.99	0.50	(2.63)	(2.13)	(0.46)	—	—	(0.46)
Year Ended September 30, 2021	$16.85	0.09	6.25	6.34	(0.04)	—	(0.16)	(0.20)
Year Ended September 30, 2020	$19.62	0.40	(2.07)	(1.67)	(0.52)	(0.58)	—	(1.10)
Year Ended September 30, 2019	$22.43	0.46	(1.08)	(0.62)	(0.44)	(1.75)	—	(2.19)
February 1, 2018 to September 30, 2018(e)	$22.89	0.28	(0.45)	(0.17)	(0.29)	—	—	(0.29)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$15.68	0.07	1.73	1.80	(0.08)	(2.72)	—	(2.80)
Year Ended September 30, 2022	$20.55	0.08	(3.27)	(3.19)	(0.04)	(1.64)	—	(1.68)
Year Ended September 30, 2021	$14.35	0.03	6.25	6.28	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$16.48	(0.02)	(0.75)	(0.77)	(0.23)	(1.13)	—	(1.36)
Year Ended September 30, 2019	$19.44	0.11	(0.78)	(0.67)	(0.03)	(2.26)	—	(2.29)
February 1, 2018 to September 30, 2018(e)	$20.22	0.03	(0.81)	(0.78)	—	—	—	—
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$15.31	0.16	1.25	1.41	(0.15)	—	—	(0.15)
Year Ended September 30, 2022	$19.60	0.22	(2.48)	(2.26)	(0.21)	(1.82)	—	(2.03)
Year Ended September 30, 2021	$11.97	0.17	7.60	7.77	(0.14)	—	—	(0.14)
Year Ended September 30, 2020	$14.67	0.15	(2.70)	(2.55)	(0.15)	—	—	(0.15)
Year Ended September 30, 2019	$18.84	0.23	(2.10)	(1.87)	(0.32)	(1.98)	—	(2.30)
February 1, 2018 to September 30, 2018(e)	$18.59	0.17	0.08	0.25	—	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2023 (Unaudited)	$25.71	(0.01)	2.80	2.79	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$35.51	(0.04)	(5.65)	(5.69)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$26.22	(0.01)	9.78	9.77	(0.15)	(0.33)	—	(0.48)
Year Ended September 30, 2020	$26.09	0.09	1.44	1.53	(0.07)	(1.33)	—	(1.40)
Year Ended September 30, 2019	$27.75	0.10	0.12	0.22	(0.02)	(1.86)	—	(1.88)
February 1, 2018 to September 30, 2018(e)	$26.44	0.04	1.42	1.46	(0.15)	—	—	(0.15)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2023 (Unaudited)	$24.36	0.22	2.85	3.07	(0.21)	(1.74)	—	(1.95)
Year Ended September 30, 2022	$26.67	0.45	(1.83)	(1.38)	(0.45)	(0.48)	—	(0.93)
Year Ended September 30, 2021	$20.09	0.37	6.56	6.93	(0.35)	—	—	(0.35)
Year Ended September 30, 2020	$21.34	0.43	(0.40)	0.03	(0.44)	(0.84)	—	(1.28)
Year Ended September 30, 2019	$21.61	0.47	1.23	1.70	(0.45)	(1.52)	—	(1.97)
February 1, 2018 to September 30, 2018(e)	$21.49	0.30	0.12	0.42	(0.30)	—	—	(0.30)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2023 (Unaudited)	$7.10	0.12	2.02	2.14	(0.27)	—	—	(0.27)
Year Ended September 30, 2022	$9.81	0.39	(2.64)	(2.25)	(0.46)	—	—	(0.46)
Year Ended September 30, 2021	$8.14	0.29	1.62	1.91	(0.24)	—	—	(0.24)
Year Ended September 30, 2020	$9.49	0.27	(1.32)	(1.05)	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$11.19	0.36	(1.34)	(0.98)	(0.32)	(0.40)	—	(0.72)
February 1, 2018 to September 30, 2018(e)	$12.35	0.35	(1.51)	(1.16)	—	—	—	—

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net Assets are below $1,000.

(e)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$22.90	13.48%	$399		0.72%	2.27%	0.79%	58.33%
$20.40	(9.48)%	$1		0.59%	2.09%	0.59%	125.15%
$22.99	37.92%	$1		0.58%	0.43%	0.63%	122.64%
$16.85	(8.88)%	$—	(d)	0.59%	2.19%	0.64%	167.34%
$19.62	(2.02)%	$239,763		0.58%	2.35%	0.64%	142.59%
$22.43	(0.69)%	$270,105		0.58%	1.94%	0.63%	127.89%

$14.68	11.36%	$433		0.85%	0.87%	0.94%	10.45%
$15.68	(17.18)%	$117		0.79%	0.40%	0.88%	29.05%
$20.55	43.85%	$402		0.79%	0.17%	0.97%	34.00%
$14.35	(5.56)%	$3,477		0.54%	(0.06)%	0.56%	28.77%
$16.48	(2.45)%	$247,949		0.82%	0.68%	0.93%	26.62%
$19.44	(3.86)%	$285,847		0.83%	0.26%	0.93%	34.62%

$16.57	9.17%	$121,546		0.76%	1.92%	0.81%	61.50%
$15.31	(13.29)%	$20,331		0.78%	1.14%	0.83%	70.82%
$19.60	65.36%	$83,819		0.75%	0.96%	0.81%	110.07%
$11.97	(17.63)%	$70,372		0.74%	1.11%	0.82%	119.76%
$14.67	(9.29)%	$210,436		0.73%	1.53%	0.80%	124.82%
$18.84	1.34%	$191,051		0.73%	1.38%	0.79%	89.85%

$26.51	11.06%	$39,733		0.83%	(0.04)%	0.92%	13.41%
$25.71	(18.66)%	$29,340		0.80%	(0.11)%	0.88%	28.06%
$35.51	37.67%	$44,452		0.78%	(0.03)%	0.87%	27.20%
$26.22	5.87%	$40,057		0.78%	0.38%	0.86%	17.50%
$26.09	1.53%	$355,672		0.77%	0.40%	0.86%	17.31%
$27.75	5.60%	$372,948		0.78%	0.21%	0.85%	22.78%

$25.48	12.47%	$110,278		0.71%	1.66%	0.81%	22.49%
$24.36	(5.54)%	$69,408		0.69%	1.65%	0.79%	31.23%
$26.67	34.61%	$70,388		0.68%	1.50%	0.79%	13.00%
$20.09	0.21%	$56,277		0.67%	2.18%	0.78%	33.60%
$21.34	8.89%	$345,806		0.66%	2.28%	0.77%	23.20%
$21.61	2.03%	$317,827		0.66%	2.16%	0.77%	19.49%

$8.97	30.40%	$127,263		0.58%	2.82%	0.63%	41.60%
$7.10	(24.13)%	$97,525		0.62%	4.41%	0.67%	103.20%
$9.81	23.70%	$85,736		0.63%	3.04%	0.74%	158.16%
$8.14	(11.49)%	$69,236		0.63%	3.10%	0.83%	164.02%
$9.49	(8.48)%	$78,307		0.61%	3.77%	0.89%	97.74%
$11.19	(9.39)%	$62,804		0.62%	4.63%	0.87%	96.65%

Sterling Capital Funds

Financial Highlights, Class R6 Shares

March 31, 2023 (Unaudited)

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2023 (Unaudited)	$35.09	0.22	2.58	2.80	(0.30)	(2.23)	—	(2.53)
Year Ended September 30, 2022	$46.33	0.47	(8.09)	(7.62)	(0.63)	(2.99)	—	(3.62)
Year Ended September 30, 2021	$36.69	0.59	10.46	11.05	(0.59)	(0.82)	—	(1.41)
January 31, 2020 to September 30, 2020(d)	$41.35	0.36	(4.26)	(3.90)	(0.76)	—	—	(0.76)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2023 (Unaudited)	$58.38	0.16	6.88	7.04	(0.28)	(13.68)	—	(13.96)
Year Ended September 30, 2022	$83.72	0.35	(8.28)	(7.93)	(0.14)	(17.27)	—	(17.41)
Year Ended September 30, 2021	$64.09	0.29	30.99	31.28	(0.43)	(11.22)	—	(11.65)
January 31, 2020 to September 30, 2020(d)	$77.13	0.49	(13.53)	(13.04)	—	—	—	—
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$8.08	0.11	0.10	0.21	(0.11)	—	—	(0.11)
Year Ended September 30, 2022	$8.68	0.11	(0.51)	(0.40)	(0.20)	—	—	(0.20)
February 1, 2021 to September 30, 2021(d)	$8.78	0.08	(0.04)	0.04	(0.14)	—	—	(0.14)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$9.11	0.14	0.28	0.42	(0.15)	—	—	(0.15)
Year Ended September 30, 2022	$11.05	0.21	(1.80)	(1.59)	(0.26)	(0.09)	—	(0.35)
Year Ended September 30, 2021	$11.39	0.21	(0.12)	0.09	(0.28)	(0.15)	—	(0.43)
Year Ended September 30, 2020	$10.89	0.28	0.54	0.82	(0.32)	— (f)	—	(0.32)
Year Ended September 30, 2019	$10.20	0.33	0.71	1.04	(0.35)	—	—	(0.35)
January 31, 2018 to September 30, 2018(d)	$10.48	0.21	(0.27)	(0.06)	(0.22)	—	—	(0.22)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2023 (Unaudited)	$6.63	0.15	0.54	0.69	(0.15)	—	—	(0.15)
January 31, 2022 to September 30, 2022(d)	$9.16	0.19	(2.52)	(2.33)	(0.20)	—	—	(0.20)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	Net Assets are below $1,000.

(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$35.36	8.06%	$720		0.78%	1.24%	0.86%	2.65%
$35.09	(18.31)%	$18		0.73%	1.06%	0.82%	12.58%
$46.33	30.67%	$16		0.62%	1.33%	0.73%	12.68%
$36.69	(9.30)%	$—	(e)	0.70%	1.47%	0.70%	19.58%

$51.46	12.14%	$6,242		0.95%	0.55%	1.05%	0.70%
$58.38	(13.84)%	$3,792		0.90%	0.50%	1.00%	5.26%
$83.72	52.98%	$3,656		0.88%	0.36%	1.02%	6.15%
$64.09	(16.91)%	$2,882		0.87%	1.17%	1.09%	8.33%

$8.18	2.66%	$15,601		0.38%	2.72%	0.48%	47.98%
$8.08	(4.70)%	$17,460		0.39%	1.27%	0.48%	76.98%
$8.68	0.44%	$29,565		0.40%	1.52%	0.49%	39.26%

$9.38	4.63%	$244,363		0.35%	3.07%	0.52%	22.44%
$9.11	(14.72)%	$230,211		0.35%	2.08%	0.48%	47.98%
$11.05	0.79%	$348,271		0.35%	1.88%	0.52%	48.80%
$11.39	7.70%	$642,344		0.35%	2.52%	0.58%	59.59%
$10.89	10.38%	$350,129		0.35%	3.20%	0.58%	79.40%
$10.20	(0.52)%	$281,637		0.35%	3.16%	0.59%	62.28%

$7.17	10.53%	$25,955		0.36%	4.31%	0.57%	16.64%
$6.63	(25.75)%	$22,553		0.36%	3.81%	0.57%	161.62%

Sterling Capital Funds

Notes to Financial Statements

March 31, 2023 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” All Funds are referred to as the “Variable Net Asset Value Funds.”

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2023, the Funds discussed herein offered up to four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund and Sterling Capital Total Return Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. There is no initial sales charge on purchases of the Sterling Capital Ultra Short Bond Fund’s shares. Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of up to 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Quality Income Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund, and Sterling Capital Quality Income Fund, sales of Class A shares of $250,000 or more are not subject to a sales load but will be subject to a CDSC of up to 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Effective on the close of business on November 15, 2021, Class R Shares were converted into Class A Shares for the Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Total Return Bond Fund.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

2.	Significant Accounting Policies:

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Variable Net Asset Value Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued by Sterling Capital Management LLC ("Sterling Capital" or the "Advisor") in accordance with certain Board-approved fair valuation methodologies pursuant to Rule 2a-5 under the 1940 Act. The Fund’s Board has designated Sterling Capital as each Fund’s “Valuation Designee” pursuant to Rule 2a-5 to perform such fair value determinations. The Board oversees Sterling Capital in its role as the Valuation Designee and receives reports from Sterling Capital regarding its process and the valuation of each Fund’s investments to assist with such oversight.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2023, there were no significant changes to the Funds' valuation policies and procedures.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2023 is as follows:

	Level 1- Quoted Prices		Level 2- Other Significant Observable Inputs		Level 3- Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund.	$30,478,313	(a)	$—		$—	$30,478,313
Sterling Capital Mid Value Fund.	46,738,728	(a)	—		—	46,738,728
Sterling Capital Behavioral Small Cap Value Equity Fund.	136,108,411	(a)	—		—	136,108,411
Sterling Capital Special Opportunities Fund.	479,463,205	(a)	—		—	479,463,205
Sterling Capital Equity Income Fund.	2,055,538,948	(a)	—		—	2,055,538,948
Sterling Capital Behavioral International Equity Fund.	4,345,339	(b)	122,427,414	(a)	—	126,772,753
Sterling Capital SMID Opportunities Fund.	6,417,724	(a)	—		—	6,417,724
Sterling Capital Mid Cap Relative Value Fund.	43,696,345	(a)	—		—	43,696,345
Sterling Capital Real Estate Fund.	74,274,263	(a)	—		—	74,274,263
Sterling Capital Small Cap Value Fund.	303,567,447	(a)	—		—	303,567,447
Sterling Capital Ultra Short Bond Fund.	2,323,962	(b)	38,328,828	(a)	—	40,652,790
Sterling Capital Short Duration Bond Fund.	920,185	(b)	134,527,446	(a)	—	135,447,631
Sterling Capital Intermediate U.S. Government Fund.	68,244	(b)	17,096,112	(a)	—	17,164,356
Sterling Capital Total Return Bond Fund.	1,516,765	(b)	1,028,125,235	(a)	—	1,029,642,000
Sterling Capital Long Duration Corporate Bond Fund.	47,857	(b)	26,527,699	(a)	—	26,575,556
Sterling Capital Quality Income Fund.	1,203,584	(b)	84,116,879	(a)	—	85,320,463
Sterling Capital North Carolina Intermediate Tax-Free Fund.	5,078,458	(b)	138,099,351	(a)	—	143,177,809
Sterling Capital South Carolina Intermediate Tax-Free Fund.	211,620	(b)	36,085,846	(a)	—	36,297,466
Sterling Capital Virginia Intermediate Tax-Free Fund.	700,738	(b)	74,446,071	(a)	—	75,146,809
Sterling Capital West Virginia Intermediate Tax-Free Fund.	640,369	(b)	75,691,971	(a)	—	76,332,340

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

(b)	Represents money market funds and/or certain preferred stocks.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital SMID Opportunities Fund, if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Behavioral International Equity Fund is declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. Distributions to shareholders are recorded on the ex-dividend date.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — All Funds, except Sterling Capital SMID Opportunities Fund, Sterling Capital Intermediate U.S. Government Fund and the Tax-Free Funds, may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the year.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may invest in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

Accounting Standards— The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the Fund’s financial statements.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2023 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$18,185,503	$18,931,345
Sterling Capital Mid Value Fund	5,006,670	11,304,741
Sterling Capital Behavioral Small Cap Value Equity Fund	174,570,689	78,739,543
Sterling Capital Special Opportunities Fund	66,524,987	143,206,675
Sterling Capital Equity Income Fund	475,506,710	680,338,359
Sterling Capital Behavioral International Equity Fund	49,207,464	48,143,665
Sterling Capital SMID Opportunities Fund	2,737,311	4,124,124
Sterling Capital Mid Cap Relative Value Fund	134,917	6,993,570
Sterling Capital Real Estate Fund	1,992,700	6,259,501
Sterling Capital Small Cap Value Fund	2,418,474	101,461,176
Sterling Capital Ultra Short Bond Fund	8,327,624	4,831,771
Sterling Capital Short Duration Bond Fund	58,239,256	27,809,255
Sterling Capital Intermediate U.S. Government Fund	—	194,102

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	Purchases	Sales
Sterling Capital Total Return Bond Fund	$67,996,886	$142,229,006
Sterling Capital Long Duration Corporate Bond Fund	4,123,142	2,358,896
Sterling Capital Quality Income Fund	2,832,957	3,529,167
Sterling Capital North Carolina Intermediate Tax-Free Fund	22,862,787	35,495,102
Sterling Capital South Carolina Intermediate Tax-Free Fund	4,579,290	10,355,262
Sterling Capital Virginia Intermediate Tax-Free Fund	3,358,313	9,808,357
Sterling Capital West Virginia Intermediate Tax-Free Fund	11,398,482	21,427,318

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2023 were as follows:

	Purchases	Sales
Sterling Capital Ultra Short Bond Fund	$1,417,924	$—
Sterling Capital Short Duration Bond Fund	35,483,700	32,935,670
Sterling Capital Intermediate U.S. Government Fund	1,376,109	135,591
Sterling Capital Total Return Bond Fund	161,822,963	120,654,255
Sterling Capital Long Duration Corporate Bond Fund	2,036,180	1,776,332
Sterling Capital Quality Income Fund	12,702,292	1,522,883

4.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2023:

	Prior to February 1, 2023			Effective February 1, 2023
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45%		0.45%	0.45%
Sterling Capital Mid Value Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65%		0.65%	0.65%
Sterling Capital Equity Income Fund	0.55%	0.55%		0.55%	0.55%
Sterling Capital Behavioral International Equity Fund	0.40%	0.40%		0.40%	0.40%
Sterling Capital SMID Opportunities Fund	0.70%	0.70%		0.70%	0.70%
Sterling Capital Mid Cap Relative Value Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Real Estate Fund	0.58%	0.58%		0.58%	0.58%
Sterling Capital Small Cap Value Fund	0.75%	0.75%		0.75%	0.75%
Sterling Capital Ultra Short Bond Fund	0.20%	0.20%		0.20%	0.20%
Sterling Capital Short Duration Bond Fund	0.20%	0.20%		0.20%	0.20%
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.32%		0.32%	0.32%
Sterling Capital Total Return Bond Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Long Duration Corporate Bond Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Quality Income Fund	0.35%	0.31	%(1)	0.35%	0.31	%(2)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2022 through January 31, 2023.

(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2023 through January 31, 2024.

For the following Funds, Sterling Capital has contractually agreed to waive its investment advisory fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations for the periods February 1, 2022 through January 31, 2023 and February 1, 2023 through January 31, 2024 are as follows:

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	Effective February 1, 2023
	Class A	Class C	Institutional	Class R6
Sterling Capital SMID Opportunities Fund	1.04%	1.79%	0.79%	–%
Sterling Capital Ultra Short Bond Fund	0.52%	–%	0.27%	–%
Sterling Capital Short Duration Bond Fund	0.68%	1.43%	0.43%	0.43%
Sterling Capital Intermediate U.S. Government Fund	0.75%	1.50%	0.50%	–%
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%
Sterling Capital Long Duration Corporate Bond Fund	0.70%	1.45%	0.45%	0.45%

	Prior to February 1, 2023
	Class A	Class C	Institutional	Class R6
Sterling Capital SMID Opportunities Fund	1.04%	1.79%	0.79%	–%
Sterling Capital Ultra Short Bond Fund	0.52%	–%	0.27%	–%
Sterling Capital Intermediate U.S. Government Fund	0.75%	1.50%	0.50%	–%
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%
Sterling Capital Long Duration Corporate Bond Fund	0.70%	1.45%	0.45%	0.45%

For the following Funds, Sterling Capital has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2023 through January 31, 2024:

Effective February 1, 2023
Sterling Capital Behavioral Large Cap Value Equity Fund	0.07%
Sterling Capital Mid Value Fund	0.08%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.06%
Sterling Capital Special Opportunities Fund	0.09%
Sterling Capital Equity Income Fund	0.10%
Sterling Capital Behavioral International Equity Fund	0.05%
Sterling Capital Real Estate Fund	0.07%
Sterling Capital Small Cap Value Fund	0.10%
Sterling Capital Short Duration Bond Fund	0.09%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.09%

For the following Funds, Sterling Capital contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2022 to January 31, 2023:

Prior to February 1, 2023
Sterling Capital Behavioral Large Cap Value Equity Fund	0.07%
Sterling Capital Mid Value Fund	0.08%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.06%
Sterling Capital Special Opportunities Fund	0.09%
Sterling Capital Equity Income Fund	0.10%
Sterling Capital Behavioral International Equity Fund	0.05%
Sterling Capital Real Estate Fund	0.07%
Sterling Capital Small Cap Value Fund	0.10%
Sterling Capital Short Duration Bond Fund	0.09%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.09%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, The Bank of New York Mellon (“the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, The Bank of New York Mellon is entitled to a fee payable by Sterling Capital. The Bank of New York Mellon also serves as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees.”

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statements of Operations as “Compliance Service Fees.”

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (the “Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25% and 1.00% of the average daily net assets of the Class A Shares and Class C Shares, respectively. In addition, the Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2023, the Distributor received $66,356 from commissions earned on sales of shares of the Variable Net Asset Value Funds. The Distributor does not retain commissions for profit. These commissions and fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

The Advisor and/or its affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund. Commissions and finder’s fees financed by the Advisor and paid by the Distributor to affiliated broker-dealers during the period ended March 31, 2023 were $1,217.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $7,500 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

5.	Capital Transactions:

Transactions in Class A, Class C, Institutional, Class R and Class R6 Shares were:

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	29,208	$647,021	46,240	$1,131,180
Reinvested	11,450	258,301	19,445	445,439
Redeemed	(68,956)	(1,601,004)	(135,501)	(3,192,006)
Total	(28,298)	$(695,682)	(69,816)	$(1,615,387)

Sterling Capital Behavioral Large Cap Value Equity Fund

Class C	Shares	Amount	Shares	Amount
Issued	82	$1,800	406	$9,304
Reinvested	81	1,739	116	2,568
Redeemed	(334)	(7,459)	(1,675)	(37,798)
Total	(171)	$(3,920)	(1,153)	$(25,926)

Sterling Capital Behavioral Large Cap Value Equity Fund

Institutional	Shares	Amount	Shares	Amount
Issued	7,053	$163,178	17,254	$420,545
Reinvested	519	11,790	1,262	29,327
Redeemed	(22,614)	(514,641)	(25,384)	(605,648)
Total	(15,042)	$(339,673)	(6,868)	$(155,776)

Sterling Capital Behavioral Large Cap Value Equity Fund

Class R6	Shares	Amount	Shares	Amount
Issued	18,625	$424,649	—	$—
Reinvested	188	4,284	1	12
Redeemed	(1,416)	(34,312)	—	—
Total	17,397	$394,621	1	$12

Sterling Capital Mid Value Fund

Class A	Shares	Amount	Shares	Amount
Issued	56,021	$790,254	34,712	$658,109
Reinvested	201,671	2,891,666	92,289	1,765,483
Redeemed	(110,913)	(1,657,319)	(167,340)	(3,144,157)
Total	146,779	$2,024,601	(40,339)	$(720,565)

Sterling Capital Mid Value Fund

Class C	Shares	Amount	Shares	Amount
Issued	5,665	$63,334	5,521	$90,828
Reinvested	8,974	101,407	5,296	83,888
Redeemed	(3,825)	(46,003)	(38,319)	(621,246)
Total	10,814	$118,738	(27,502)	$(446,530)

Sterling Capital Mid Value Fund

Institutional	Shares	Amount	Shares	Amount
Issued	81,848	$1,247,470	50,140	$961,643
Reinvested	315,482	4,680,585	197,808	3,889,195
Redeemed	(382,428)	(5,995,283)	(899,900)	(17,335,085)
Total	14,902	$(67,228)	(651,952)	$(12,484,247)

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital Mid Value Fund
Class R	Shares	Amount	Shares	Amount
Issued	—	$—	2	$45
Redeemed	—	—	(430)	(8,727)
Total	—	$—	(428)	$(8,682)

Sterling Capital Mid Value Fund

Class R6	Shares	Amount	Shares	Amount
Issued	20,796	$352,676	—	$—
Reinvested	3,942	58,604	3	52
Redeemed	(2,667)	(39,342)	(12,148)	(245,375)
Total	22,071	$$371,938	(12,145)	$(245,323)

Sterling Capital Behavioral Small Cap Value Equity Fund

Class A	Shares	Amount	Shares	Amount
Issued	12,444	$209,323	19,604	$404,596
Reinvested	1,715	28,276	36,543	677,365
Redeemed	(31,632)	(540,531)	(55,067)	(1,066,272)
Total	(17,473)	$(302,932)	1,080	$15,689

Sterling Capital Behavioral Small Cap Value Equity Fund

Class C	Shares	Amount	Shares	Amount
Issued	—	$—	4,739	$94,858
Reinvested	—	7	196	3,421
Redeemed	(150)	(2,438)	(4,983)	(100,534)
Total	(150)	$(2,431)	(48)	$(2,255)

Sterling Capital Behavioral Small Cap Value Equity Fund

Institutional	Shares	Amount	Shares	Amount
Issued	268,980	$4,493,836	278,012	$5,512,268
Reinvested	5,016	83,880	70,757	1,330,352
Redeemed	(375,124)	(6,385,397)	(456,563)	(8,495,763)
Total	(101,128)	$(1,807,681)	(107,794)	$(1,653,143)

Sterling Capital Behavioral Small Cap Value Equity Fund

Class R	Shares	Amount	Shares	Amount
Issued	—	$—	45	$892
Redeemed	—	—	(13,648)	(287,327)
Total	—	$—	(13,603)	$(286,435)

Sterling Capital Behavioral Small Cap Value Equity Fund

Class R6	Shares	Amount	Shares	Amount
Issued	5,943,445	$97,000,000	—	$—
Reinvested	63,195	1,056,341	470,794	8,845,595
Redeemed	—	—	(3,419,302)	(60,098,000)
Total	6,006,640	$98,056,341	(2,948,508)	$(51,252,405)

Sterling Capital Special Opportunities Fund

Class A	Shares	Amount	Shares	Amount
Issued	183,640	$4,492,156	606,260	$17,829,825
Reinvested	861,994	20,593,038	1,303,455	40,511,385
Redeemed	(877,795)	(21,539,692)	(1,374,958)	(40,078,119)
Total	167,839	$3,545,502	534,757	$18,263,091

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital Special Opportunities Fund
Class C	Shares	Amount	Shares	Amount
Issued	26,242	$479,196	89,122	$2,036,385
Reinvested	168,823	2,961,163	322,106	7,608,160
Redeemed	(392,806)	(7,114,067)	(753,972)	(16,707,907)
Total	(197,741)	$(3,673,708)	(342,744)	$(7,063,362)

Sterling Capital Special Opportunities Fund
Institutional	Shares	Amount	Shares	Amount
Issued	273,597	$7,306,053	1,442,213	$44,693,075
Reinvested	333,115	8,614,366	595,100	19,846,598
Redeemed	(2,050,847)	(55,707,059)	(1,587,962)	(49,527,313)
Total	(1,444,135)	$(39,786,640)	449,351	$15,012,360

Sterling Capital Special Opportunities Fund
Class R	Shares	Amount	Shares	Amount
Redeemed	—	$—	(42)	$(1,476)
Total	—	$—	(42)	$(1,476)

Sterling Capital Special Opportunities Fund
Class R6	Shares	Amount	Shares	Amount
Issued	550,728	$14,815,833	103,983	$3,118,518
Reinvested	31,490	813,070	4,709	156,652
Redeemed	(224,911)	(5,934,749)	(219,268)	(6,682,445)
Total	357,307	$9,694,154	(110,576)	$(3,407,275)

Sterling Capital Equity Income Fund
Class A	Shares	Amount	Shares	Amount
Issued	563,912	$14,638,159	1,659,576	$45,526,877
Reinvested	1,098,117	28,584,134	452,265	12,426,367
Redeemed	(1,233,570)	(31,925,275)	(2,456,046)	(66,942,929)
Total	428,459	$11,297,018	(344,205)	$(8,989,685)

Sterling Capital Equity Income Fund
Class C	Shares	Amount	Shares	Amount
Issued	195,377	$5,020,375	505,892	$13,683,057
Reinvested	178,068	4,587,075	64,446	1,767,152
Redeemed	(370,693)	(9,468,047)	(960,780)	(25,958,673)
Total.	2,752	$139,403	(390,442)	$(10,508,464)

Sterling Capital Equity Income Fund
Institutional	Shares	Amount	Shares	Amount
Issued	5,113,969	$132,113,076	14,791,804	$404,461,160
Reinvested	3,422,484	89,393,740	1,584,767	43,629,829
Redeemed	(12,404,833)	(323,236,957)	(16,918,132)	(463,156,528)
Total	(3,868,380)	$(101,730,141)	(541,561)	$(15,065,539)

Sterling Capital Equity Income Fund
Class R	Shares	Amount	Shares	Amount
Issued	—	$—	49	$1,324
Redeemed	—	—	(51,591)	(1,463,090)
Total	—	$—	(51,542)	$(1,461,766)

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital Equity Income Fund
Class R6	Shares	Amount	Shares	Amount
Issued	1,876,082	$49,407,143	947,393	$25,720,185
Reinvested	132,900	3,472,954	39,528	1,087,391
Redeemed	(529,635)	(13,811,480)	(776,741)	(21,379,957)
Total	1,479,347	$39,068,617	210,180	$5,427,619

Sterling Capital Behavioral International Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	4,962	$42,107	2,046	$18,619
Reinvested	1,170	9,712	1,867	17,718
Redeemed	(3,578)	(31,701)	(10,509)	(91,568)
Total	2,554	$20,118	(6,596)	$(55,231)

Sterling Capital Behavioral International Equity Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	21	$204
Reinvested	26	215	198	1,876
Redeemed	(3,244)	(26,976)	(1)	(11)
Total	(3,218)	$(26,761)	218	$2,069

Sterling Capital Behavioral International Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	2,925	$25,841	2,560	$25,610
Reinvested	2,167	17,962	3,309	31,374
Redeemed	(884)	(6,673)	(4,377)	(41,267)
Total	4,208	$37,130	1,492	$15,717

Sterling Capital Behavioral International Equity Fund
Class R6	Shares	Amount	Shares	Amount
Issued	—	$—	4,583,206	$36,024,000
Reinvested	441,955	3,663,801	422,301	4,003,413
Total	441,955	$3,663,801	5,005,507	$$40,027,413

Sterling Capital SMID Opportunities Fund
Class A	Shares	Amount	Shares	Amount
Issued	14,576	$176,262	1,379	$20,967
Reinvested	31,764	377,351	25,841	404,670
Redeemed	(37,407)	(459,872)	(38,609)	(581,509)
Total	8,933	$93,741	(11,389)	$(155,872)

Sterling Capital SMID Opportunities Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	147	$2,200
Reinvested	4,212	47,518	8,069	121,527
Redeemed	(29,508)	(342,440)	(47,327)	(655,388)
Total	(25,296)	$(294,922)	(39,111)	$(531,661)

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital SMID Opportunities Fund
Institutional	Shares	Amount	Shares	Amount
Issued	15,586	$193,711	11,805	$164,466
Reinvested	23,110	279,169	22,884	362,713
Redeemed	(68,971)	(846,088)	(82,782)	(1,189,986)
Total	(30,275)	$(373,208)	(48,093)	$(662,807)

Sterling Capital Mid Cap Relative Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	—	$—	1,205	$93,445
Reinvested	979	59,122	354	27,374
Redeemed	(484)	(28,850)	(174)	(11,811)
Total	495	$30,272	1,385	$$109,008

Sterling Capital Mid Cap Relative Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	9	$729
Reinvested	9	513	3	250
Total	9	$513	12	$979

Sterling Capital Mid Cap Relative Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	3,242	$204,919	2,488	$200,026
Reinvested	112,500	6,851,053	59,267	4,619,348
Redeemed	(116,606)	(7,734,571)	(175,326)	(13,768,737)
Total	(864)	$(678,599)	(113,571)	$(8,949,363)

Sterling Capital Real Estate Fund
Class A	Shares	Amount	Shares	Amount
Issued	96	$3,252	4,917	$226,188
Reinvested	1,262	44,058	1,086	50,199
Redeemed	(1,364)	(48,453)	(2,372)	(107,946)
Total	(6)	$(1,143)	3,631	$168,441

Sterling Capital Real Estate Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	357	$15,117
Reinvested	246	8,494	270	12,595
Redeemed	(45)	(1,550)	(999)	(43,125)
Total	201	$6,944	(372)	$(15,413)

Sterling Capital Real Estate Fund
Institutional	Shares	Amount	Shares	Amount
Issued	35,846	$1,294,329	129,299	$5,914,197
Reinvested	136,417	4,775,853	147,479	6,869,233
Redeemed	(219,476)	(7,847,014)	(243,219)	(10,740,629)
Total	(47,213)	$(1,776,832)	33,559	$2,042,801

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital Real Estate Fund
Class R6	Shares	Amount	Shares	Amount
Issued	22,112	$776,036	137	$6,214
Reinvested	140	4,942	30	1,363
Redeemed	(2,383)	(84,807)	(7)	(335)
Total	19,869	$696,171	160	$7,242

Sterling Capital Small Cap Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	3,003	$167,322	4,726	$334,374
Reinvested	10,750	545,786	9,538	698,451
Redeemed	(8,130)	(449,993)	(13,308)	(911,984)
Total	5,623	$263,115	956	$120,841

Sterling Capital Small Cap Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	644	$32,488	981	$77,427
Reinvested	1,748	81,839	1,371	94,969
Redeemed	(501)	(22,879)	(1,163)	(70,198)
Total	1,891	$91,448	1,189	$102,198

Sterling Capital Small Cap Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	212,471	$11,808,918	391,138	$27,467,186
Reinvested	1,365,585	70,212,133	1,184,084	87,493,753
Redeemed	(1,842,426)	(103,510,339)	(1,712,853)	(121,143,954)
Total	(264,370)	$(21,489,288)	(137,631)	$(6,183,015)

Sterling Capital Small Cap Value Fund
Class R6	Shares	Amount	Shares	Amount
Issued	54,490	$3,351,752	12,771	$1,180,452
Reinvested	18,696	964,477	13,254	981,746
Redeemed	(16,840)	(915,443)	(4,736)	(309,808)
Total	56,346	$3,400,786	21,289	$1,852,390

Sterling Capital Ultra Short Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	950,107	$9,148,370	684,394	$6,634,652
Reinvested	8,772	84,219	7,902	76,086
Redeemed	(134,586)	(1,292,784)	(688,452)	(6,646,022)
Total	824,293	$7,939,805	3,844	$64,716

Sterling Capital Ultra Short Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	466,990	$4,472,795	830,884	$8,056,006
Reinvested	34,307	329,661	28,033	270,205
Redeemed	(191,314)	(1,833,668)	(2,060,051)	(19,885,016)
Total	309,983	$2,968,788	(1,201,134)	$(11,558,805)

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital Short Duration Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	27,574	$223,030	113,065	$948,671
Reinvested	4,602	37,431	7,822	65,491
Redeemed	(67,598)	(549,668)	(176,507)	(1,490,110)
Total	(35,422)	$(289,207)	(55,620)	$(475,948)

Sterling Capital Short Duration Bond Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	7,148	$61,238
Reinvested	384	3,121	1,085	9,111
Redeemed	(9,614)	(77,936)	(71,447)	(596,567)
Total	(9,230)	$(74,815)	(63,214)	$(526,218)

Sterling Capital Short Duration Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	5,431,116	$43,921,130	6,167,118	$51,425,144
Reinvested	160,106	1,302,458	259,645	2,177,983
Redeemed	(1,557,779)	(12,659,424)	(14,800,334)	(125,027,654)
Total	4,033,443	$32,564,164	(8,373,571)	$(71,424,527)

Sterling Capital Short Duration Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	209,201	$1,697,723	1,689,426	$13,901,832
Reinvested	1,509	12,278	2,675	22,430
Redeemed	(464,236)	(3,775,479)	(2,936,346)	(24,665,403)
Total	(253,526)	$(2,065,478)	(1,244,245)	$(10,741,141)

Sterling Capital Intermediate U.S. Government Fund
Class A	Shares	Amount	Shares	Amount
Issued	760	$6,512	36,203	$324,650
Reinvested	3,648	31,254	6,250	57,448
Redeemed	(14,429)	(123,627)	(50,390)	(469,204)
Total	(10,021)	$(85,861)	(7,937)	$(87,106)

Sterling Capital Intermediate U.S. Government Fund
Class C	Shares	Amount	Shares	Amount
Issued	10,001	$86,513	862	$7,852
Reinvested	131	1,122	162	1,486
Redeemed	(454)	(3,854)	(2,115)	(19,760)
Total	9,678	$83,781	(1,091)	$(10,422)

Sterling Capital Intermediate U.S. Government Fund
Institutional	Shares	Amount	Shares	Amount
Issued	10,712	$91,248	22,141	$209,755
Reinvested	21,413	183,550	37,759	347,206
Redeemed	(9,318)	(79,927)	(108,728)	(1,016,935)
Total	22,807	$194,871	(48,828)	$(459,974)

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital Total Return Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	517,200	$4,775,677	568,993	$5,770,503
Reinvested	71,485	659,037	153,923	1,585,238
Redeemed	(482,656)	(4,433,882)	(980,344)	(9,989,308)
Total	106,029	$1,000,832	(257,428)	$(2,633,567)

Sterling Capital Total Return Bond Fund
Class C	Shares	Amount	Shares	Amount
Issued	460	$4,250	14,863	$142,332
Reinvested	3,439	31,734	9,643	100,354
Redeemed	(45,614)	(419,917)	(128,754)	(1,299,716)
Total	(41,715)	$(383,933)	(104,248)	$(1,057,030)

Sterling Capital Total Return Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	14,096,073	$129,001,831	28,562,197	$288,645,267
Reinvested	851,804	7,858,169	2,195,969	22,708,317
Redeemed	(22,376,803)	(205,588,910)	(48,063,346)	(485,151,551)
Total	(7,428,926)	$(68,728,910)	(17,305,180)	$(173,797,967)

Sterling Capital Total Return Bond Fund
Class R(1)	Shares	Amount	Shares	Amount
Issued	—	$—	10	$106
Reinvested	—	—	4	50
Redeemed	—	—	(3,148)	(34,409)
Total	—	$—	(3,134)	$(34,253)

Sterling Capital Total Return Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	5,068,005	$46,122,304	7,524,078	$76,320,934
Reinvested	339,755	3,133,834	744,467	7,668,378
Redeemed	(4,623,861)	(42,617,894)	(14,521,917)	(146,863,772)
Total	783,899	$6,638,244	(6,253,372)	$(62,874,460)

Sterling Capital Long Duration Corporate Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	536	$3,682	4,724	$41,419
Reinvested	1,229	8,525	8,067	73,146
Redeemed	(2,240)	(15,101)	(7,184)	(68,634)
Total	(475)	$(2,894)	5,607	$45,931

Sterling Capital Long Duration Corporate Bond Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	1,970	$20,383
Reinvested	6	43	272	2,523
Redeemed	—	—	(2,196)	(18,182)
Total	6	$43	46	$4,724

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital Long Duration Corporate Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	144,635	$1,066,202	3,366,560	$30,840,102
Reinvested	942	6,598	15,196	139,838
Redeemed	(97,767)	(682,320)	(3,986,777)	(35,579,918)
Total	47,810	$390,480	(605,021)	$(4,599,978)

Sterling Capital Long Duration Corporate Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	209,584	$1,433,866	3,467,165	$30,642,201
Reinvested	77,965	540,997	83,904	637,292
Redeemed	(68,995)	(497,450)	(147,782)	(1,081,915)
Total	218,554	$1,477,413	3,403,287	$30,197,578

Sterling Capital Quality Income Fund
Class A	Shares	Amount	Shares	Amount
Issued	7	$59	1,274	$12,275
Reinvested	46	410	64	603
Redeemed	(51)	(467)	(623)	(5,743)
Total	2	$2	715	$7,135

Sterling Capital Quality Income Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	22	$210
Reinvested	3	27	4	38
Redeemed	—	—	(47)	(427)
Total	3	$27	(21)	$(179)

Sterling Capital Quality Income Fund
Institutional	Shares	Amount	Shares	Amount
Issued	779,463	$6,895,497	3,973,722	$38,036,962
Reinvested	64,876	574,998	75,495	707,963
Redeemed	(339,550)	(3,018,830)	(1,390,930)	(13,070,271)
Total	504,789	$4,451,665	2,658,287	$25,674,654

Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	18,407	$186,095	946,008	$9,544,746
Reinvested	18,701	189,251	31,519	328,466
Redeemed	(369,875)	(3,791,534)	(1,316,412)	(13,546,019)
Total	(332,767)	$(3,416,188)	(338,885)	$(3,672,807)

Sterling Capital North Carolina Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	6,225	$63,000	44,930	$452,133
Reinvested	655	6,626	874	9,093
Redeemed	(11,482)	(116,602)	(70,301)	(730,351)
Total	(4,602)	$(46,976)	(24,497)	$(269,125)

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital North Carolina Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	2,067,635	$20,907,207	5,558,068	$57,292,898
Reinvested	69,956	707,603	103,330	1,075,095
Redeemed	(3,523,341)	(35,482,809)	(6,835,815)	(70,876,736)
Total	(1,385,750)	$(13,867,999)	(1,174,417)	$(12,508,743)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	31,165	$321,849	24,937	$275,190
Reinvested	5,486	57,596	12,192	132,564
Redeemed	(55,831)	(584,499)	(331,419)	(3,618,340)
Total	(19,180)	$(205,054)	(294,290)	$(3,210,586)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	5,318	$56,000
Reinvested	95	994	237	2,576
Redeemed	(1,570)	(16,628)	(25,264)	(275,848)
Total	(1,475)	$(15,634)	(19,709)	$(217,272)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	506,587	$5,303,647	533,396	$5,808,595
Reinvested	14,308	149,173	35,364	381,384
Redeemed	(1,125,148)	(11,649,363)	(3,509,711)	(37,859,600)
Total	(604,253)	$(6,196,543)	(2,940,951)	$(31,669,621)

Sterling Capital Virginia Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	5,177	$57,483	120,530	$1,339,229
Reinvested	8,513	94,284	16,863	192,590
Redeemed	(173,024)	(1,891,044)	(266,302)	(3,018,698)
Total.	(159,334)	$(1,739,277)	(128,909)	$(1,486,879)

Sterling Capital Virginia Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	707	$8,194
Reinvested	7	81	18	204
Redeemed	—	—	(3,966)	(46,102)
Total	7	$81	(3,241)	$(37,704)

Sterling Capital Virginia Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	575,741	$6,387,260	2,110,606	$23,627,116
Reinvested	4,881	54,053	10,715	122,402
Redeemed	(1,222,634)	(13,362,764)	(1,336,270)	(15,156,212)
Total	(642,012)	$(6,921,451)	785,051	$8,593,306

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	88,593	$812,396	986,569	$9,399,791
Reinvested	11,892	112,013	28,268	277,047
Redeemed	(1,182,891)	(11,118,445)	(1,097,767)	(10,395,528)
Total	(1,082,406)	$(10,194,036)	(82,930)	$(718,690)

Sterling Capital West Virginia Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Reinvested	13	$125	21	$199
Redeemed	(2,290)	(21,706)	(1)	(9)
Total	(2,277)	$(21,581)	20	$190

Sterling Capital West Virginia Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	171,024	$1,607,937	1,477,300	$14,410,877
Reinvested	11,846	111,696	21,651	210,969
Redeemed	(425,603)	(4,002,935)	(1,277,968)	(12,359,284)
Total	(242,733)	$(2,283,302)	220,983	$2,262,562

(1)	Effective November 15, 2021 (the “Conversion Date”), all outstanding Class R shares were converted into Class A shares (the “Class Conversions”). The Class Conversions were completed based on the share classes’ relative net asset values on the Conversion Date, without the imposition of any fees or expenses, such that each Class R shareholder received Class A shares having the same aggregate value as the Class R shares held.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Focused Investment Risk:

Focused Investment Risk are investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated that are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

8.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all Funds of the Trust for shareholder liquidations only. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 25, 2024. During the six months ended March 31, 2023, each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance*	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Equity Income Fund	0.02%	$1,941,000	3	$809	$1,941,000
Sterling Capital SMID Opportunities Fund	0.05%	77,500	2	23	141,000
Sterling Capital Small Cap Value Fund	0.04%	5,159,167	6	4,324	8,106,000
Sterling Capital Total Return Bond Fund	0.04%	23,816,000	1	2,811	23,816,000
Sterling Capital Virginia Intermediate Tax-Free Fund	0.02%	50,000	3	23	50,000
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.02%	7,871,000	4	5,029	7,871,000

*	Average loan balance was calculated by taking the sum of the loans outstanding for each day divided by the number of days the loans were outstanding.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

9.	Fund Ownership:

As of March 31, 2023, Truist and its affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to the following Funds in the following amounts: 89% of the Behavioral Small Cap Value Equity Fund, 99% of the Behavioral International Equity Fund and 29% of the Ultra Short Bond Fund. As a result, Truist may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.

10.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the year, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses are permitted to be carried forward without expiration. Such capital losses will retain their character as either short-term or long-term capital losses.

At September 30, 2022, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Behavioral Large Cap Value Equity Fund	$(16,835,154)	$—
Sterling Capital Behavioral International Equity Fund	(8,662,585)	—
Sterling Capital Ultra Short Bond Fund	(83,985)	(946,245)
Sterling Capital Short Duration Bond Fund	(825,633)	(5,436,295)
Sterling Capital Intermediate U.S. Government Fund	(373,549)	(725,870)
Sterling Capital Total Return Bond Fund	(50,999)	—
Sterling Capital Quality Income Fund	(1,403,070)	(557,270)
Sterling Capital North Carolina Intermediate Tax-Free Fund	(300,235)	—
Sterling Capital South Carolina Intermediate Tax-Free Fund	(30,193)	—

The character of income and gains distributed is determined in accordance with the Code and the Treasury regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., redemptions in-kind, net operating losses and equalization utilized), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2022 was as follows:

	Distributions paid from
	Ordinary Income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$518,406	$—	$518,406	$—	$518,406
Sterling Capital Mid Value Fund	3,025,584	3,001,788	6,027,372	—	6,027,372
Sterling Capital Behavioral Small Cap Value Equity Fund	1,145,447	9,770,223	10,915,670	—	10,915,670
Sterling Capital Special Opportunities Fund	3,009,729	77,664,798	80,674,527	—	80,674,527
Sterling Capital Equity Income Fund	33,703,773	41,216,260	74,920,033	—	74,920,033
Sterling Capital Behavioral International Equity Fund	4,057,335	—	4,057,335	—	4,057,335
Sterling Capital SMID Opportunities Fund	2,871	947,830	950,701	—	950,701
Sterling Capital Mid Cap Relative Value Fund	953,965	4,075,092	5,029,057	—	5,029,057
Sterling Capital Real Estate Fund	1,606,241	6,040,796	7,647,037	—	7,647,037
Sterling Capital Small Cap Value Fund	3,425,428	103,238,958	106,664,386	—	106,664,386
Sterling Capital Ultra Short Bond Fund	517,531	—	517,531	—	517,531
Sterling Capital Short Duration Bond Fund	3,060,515	—	3,060,515	—	3,060,515
Sterling Capital Intermediate U.S. Government Fund	422,409	—	422,409	—	422,409
Sterling Capital Total Return Bond Fund	33,469,774	11,121,245	44,591,019	—	44,591,019
Sterling Capital Long Duration Corporate Bond Fund	779,062	573,447	1,352,509	—	1,352,509
Sterling Capital Quality Income Fund	1,536,725	—	1,536,725	—	1,536,725
Sterling Capital North Carolina Intermediate Tax-Free Fund	172,396	—	172,396	2,750,935	2,923,331
Sterling Capital South Carolina Intermediate Tax-Free Fund	31,880	—	31,880	1,178,534	1,210,414
Sterling Capital Virginia Intermediate Tax-Free Fund	345,744	87,833	433,577	928,912	1,362,489
Sterling Capital West Virginia Intermediate Tax-Free Fund	26,734	7,835	34,569	1,545,334	1,579,903

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s taxable year may be deferred and treated as occurring on the first business day of the following taxable year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the taxable year ending September 30, 2022:

	Qualified Late-Year Ordinary Losses	Qualified Late-Year Short-term Capital Losses	Qualified Late-Year Long-term Capital Losses
Sterling Capital Special Opportunities Fund	$1,485,152	$—	$—
Sterling Capital Behavioral International Equity Fund	97,007	8,360,459	—
Sterling Capital Ultra Short Bond Fund	—	113,985	106,808
Sterling Capital Short Duration Bond Fund	—	1,034,453	1,748,085
Sterling Capital Intermediate U.S. Government Fund	—	17,475	265,221
Sterling Capital Total Return Bond Fund	—	11,166,011	33,222,802
Sterling Capital Long Duration Corporate Bond Fund	—	577,921	—
Sterling Capital Quality Income Fund	—	507,835	187,981
Sterling Capital North Carolina Intermediate Tax-Free Fund	—	1,880,877	2,045,035
Sterling Capital South Carolina Intermediate Tax-Free Fund	—	74,129	379,472
Sterling Capital Virginia Intermediate Tax-Free Fund	—	566,090	700,092
Sterling Capital West Virginia Intermediate Tax-Free Fund	—	39,613	981,310

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$30,522	$—	$30,522	$—	$(16,807,621)	$2,735,755	$(14,041,344)
Sterling Capital Mid Value Fund	64,807	1,368,697	1,433,504	—	—	8,838,317	10,271,821
Sterling Capital Behavioral Small Cap Value Equity Fund	303,986	—	303,986	—	(3,923,624)	7,780,574	4,160,936
Sterling Capital Special Opportunities Fund	(2,269,605)	41,318,661	39,049,056	—	—	165,245,678	204,294,734
Sterling Capital Equity Income Fund	(115,140)	87,599,269	87,484,129	—	—	655,755,791	743,239,920
Sterling Capital Behavioral International Equity Fund	1,093,599	—	1,093,599	—	(15,981,561)	14,682,739	(205,223)
Sterling Capital SMID Opportunities Fund	(17,421)	778,101	760,680	—	—	600,736	1,361,416
Sterling Capital Mid Cap Relative Value Fund	109,717	3,270,587	3,380,304	—	—	19,849,413	23,229,717
Sterling Capital Real Estate Fund	156,206	1,972,775	2,128,981	—	—	27,944,505	30,073,486
Sterling Capital Small Cap Value Fund	90,240	60,223,146	60,313,386	—	—	197,342,842	257,656,228
Sterling Capital Ultra Short Bond Fund	(89,317)	—	(89,317)	(25,468)	(1,230,518)	(327,884)	(1,673,187)
Sterling Capital Short Duration Bond Fund	(161,187)	—	(161,187)	(64,412)	(11,272,951)	(2,321,500)	(13,820,050)
Sterling Capital Intermediate U.S. Government Fund	70,652	—	70,652	(639)	(1,742,614)	(1,405,454)	(3,078,055)
Sterling Capital Total Return Bond Fund	1,226,870	—	1,226,870	(763,419)	(84,511,486)	(86,819,205)	(170,867,240)
Sterling Capital Long Duration Corporate Bond Fund	(8,783)	—	(8,783)	(92)	(1,393,285)	(5,527,787)	(6,929,947)
Sterling Capital Quality Income Fund	46,473	—	46,473	(102,472)	(2,845,873)	(6,945,328)	(9,847,200)
Sterling Capital North Carolina Intermediate Tax- Free Fund	222,765	—	222,765	(110,193)	(4,945,322)	1,227,333	(3,605,417)
Sterling Capital South Carolina Intermediate Tax- Free Fund	55,993	—	55,993	(27,525)	(643,191)	(360,127)	(974,850)
Sterling Capital Virginia Intermediate Tax-Free Fund.	173,240	—	173,240	(110,070)	(1,560,771)	485,442	(1,012,159)
Sterling Capital West Virginia Intermediate Tax- Free Fund	198,316	—	198,316	(117,243)	(2,101,850)	(594,038)	(2,614,815)

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

As of September 30, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$47,312	$—	$47,312	$—	$(16,835,154)	$(709,088)	$(17,496,930)
Sterling Capital Mid Value Fund	118,760	7,574,516	7,693,276	—	—	5,371,602	13,064,878
Sterling Capital Behavioral Small Cap Value Equity Fund	211,870	—	211,870	—	—	(644,880)	(433,010)
Sterling Capital Special Opportunities Fund	—	35,858,790	35,858,790	—	(1,485,152)	155,762,333	190,135,971
Sterling Capital Equity Income Fund	22,059,196	112,835,208	134,894,404	—	—	515,114,622	650,009,026
Sterling Capital Behavioral International Equity Fund	3,226,016	—	3,226,016	—	(17,120,051)	(12,608,991)	(26,503,026)
Sterling Capital SMID Opportunities Fund	5,033	737,356	742,389	—	—	856,153	1,598,542
Sterling Capital Mid Cap Relative Value Fund	280,045	6,835,266	7,115,311	—	—	17,220,432	24,335,743
Sterling Capital Real Estate Fund	—	4,653,502	4,653,502	—	—	24,753,655	29,407,157
Sterling Capital Small Cap Value Fund	961,978	74,259,613	75,221,591	—	—	217,444,138	292,665,729
Sterling Capital Ultra Short Bond Fund	9,757	—	9,757	(11,205)	(1,251,023)	(678,627)	(1,931,098)
Sterling Capital Short Duration Bond Fund	148,713	—	148,713	(60,605)	(9,044,466)	(6,553,436)	(15,509,794)
Sterling Capital Intermediate U.S. Government Fund	125,912	—	125,912	(753)	(1,382,115)	(2,146,627)	(3,403,583)
Sterling Capital Total Return Bond Fund	2,608,827	—	2,608,827	(733,320)	(44,439,812)	(159,478,307)	(202,042,612)
Sterling Capital Long Duration Corporate Bond Fund	11,020	—	11,020	(298)	(577,921)	(8,282,196)	(8,849,395)
Sterling Capital Quality Income Fund	80,821	—	80,821	(80,738)	(2,656,156)	(8,805,010)	(11,461,083)
Sterling Capital North Carolina Intermediate Tax- Free Fund	224,552	—	224,552	(111,981)	(4,226,147)	(5,820,351)	(9,933,927)
Sterling Capital South Carolina Intermediate Tax- Free Fund	65,568	—	65,568	(37,100)	(483,794)	(1,924,248)	(2,379,574)
Sterling Capital Virginia Intermediate Tax-Free Fund.	163,288	—	163,288	(100,120)	(1,266,182)	(3,031,377)	(4,234,391)
Sterling Capital West Virginia Intermediate Tax- Free Fund	194,204	—	194,204	(113,130)	(1,020,923)	(4,347,446)	(5,287,295)

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, straddle loss deferral, and the deferral of market discount and premium until time of sale and real estate investment trust adjustments.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2023 (Unaudited)

As of March 31, 2023, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$27,782,007	$3,759,884	$(1,063,578)	$2,696,306
Sterling Capital Mid Value Fund	38,201,514	11,280,781	(2,743,567)	8,537,214
Sterling Capital Behavioral Small Cap Value Equity Fund	128,327,837	13,792,317	(6,011,743)	7,780,574
Sterling Capital Special Opportunities Fund	317,633,712	176,394,798	(14,565,305)	161,829,493
Sterling Capital Equity Income Fund	1,400,500,788	661,223,912	(6,185,752)	655,038,160
Sterling Capital Behavioral International Equity Fund	112,084,417	16,409,752	(1,721,416)	14,688,336
Sterling Capital SMID Opportunities Fund	5,905,813	1,013,056	(501,145)	511,911
Sterling Capital Mid Cap Relative Value Fund	23,846,932	20,634,145	(784,732)	19,849,413
Sterling Capital Real Estate Fund	46,329,758	28,958,063	(1,013,558)	27,944,505
Sterling Capital Small Cap Value Fund	106,224,605	198,145,414	(802,572)	197,342,842
Sterling Capital Ultra Short Bond Fund	40,980,674	30,831	(358,715)	(327,884)
Sterling Capital Short Duration Bond Fund	137,955,607	526,229	(3,034,205)	(2,507,976)
Sterling Capital Intermediate U.S. Government Fund	18,573,698	8,149	(1,417,491)	(1,409,342)
Sterling Capital Total Return Bond Fund	1,130,142,571	3,247,482	(103,748,053)	(100,500,571)
Sterling Capital Long Duration Corporate Bond Fund	32,144,125	107,993	(5,676,562)	(5,568,569)
Sterling Capital Quality Income Fund	92,270,688	171,805	(7,122,030)	(6,950,225)
Sterling Capital North Carolina Intermediate Tax-Free Fund	141,950,475	1,649,364	(422,030)	1,227,334
Sterling Capital South Carolina Intermediate Tax-Free Fund	36,657,594	152,571	(512,699)	(360,128)
Sterling Capital Virginia Intermediate Tax-Free Fund	74,661,367	763,727	(278,285)	485,442
Sterling Capital West Virginia Intermediate Tax-Free Fund	76,926,378	390,138	(984,176)	(594,038)

11.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted the following item:

Effective May 17, 2023, the Board of Trustees of the Sterling Capital Funds (the “Board”) appointed Scott Haenni as a Trustee of the Board, and Alexander McAlister retired from the Board. Mr. Haenni is considered an “interested person” of the Funds, as defined in Section 2(a)(19) of the 1940 Act, due to his position with Sterling Capital Management LLC (“Sterling Capital”). In addition, James Roberts indicated that he would retire from the Board effective June 30, 2023.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement

The Board of Trustees conducted meetings in August and November 2022 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (collectively, the “Funds”), for a new term running through January 31, 2024. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, administrator fees, 12b- 1 fees, and total fund expenses. The Trustees considered the contractual advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds in recent years as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided by the Adviser to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year by the Adviser at Board meetings, as well as materials furnished by the Adviser specifically in connection with the annual review process. The Trustees conducted periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and received periodic “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation of the Adviser, and the capabilities and commitment of the Adviser to provide high quality services to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Funds’ regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent, and quality of services provided or to be provided by the Adviser, the nature and extent of responsibilities was or was expected to be consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer fund categories determined by an independent third-party data provider. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with its relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers and reductions described below under “Economies of Scale.”

As part of their review, the Trustees considered benefits to Sterling Capital aside from advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate from time to time for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were both infrequent and effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds where applicable. This included information about the differences in services necessary to manage the Funds as compared to separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in Fund disclosure documents. Based on this information, the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of fee comparisons to those other separate account clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the advisory fees were fair and reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had taken steps to reduce the expense ratios for a number of Funds as part of the 2022 contract review process. In particular, Sterling Capital agreed to limit its advisory fee rates for the period February 1, 2023 to January 31, 2024 for Sterling Capital Quality Income Fund as part of the 2022 contract review process. In addition, Sterling Capital agreed to implement total expense caps for the period February 1, 2023 to January 31, 2024 for one or more share classes of each of Sterling Capital SMID Opportunities Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Intermediate U.S. Government Fund and Sterling Capital Short Duration Bond Fund. Finally, the Trustees noted that Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds as part of the last several contract review processes. As part of the 2020 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the following Funds: Sterling Capital Mid Value Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Short Duration Bond Fund, and Sterling Capital Total Return Bond Fund. As part of the 2021 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Long Duration Corporate Bond Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www. sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT reports, once filed, will be available without charge on the Commission’s website at www.sec.gov.

Notice of Privacy Policy & Practices

Sterling Capital Funds provide this notice to you so that you will know what kinds of information we collect about shareholders1, prospective investors, and individuals (such as beneficiaries), and the circumstances in which that information may be disclosed to third parties who are not affiliated with Sterling Capital Funds.

Collection of Personal Information

We collect nonpublic personal information about you from the following sources:

●	Account Applications and other forms, which may include your name, address, social security number, and information about your investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in your account(s);

●	Correspondence, written, telephonic or electronic between you and Sterling Capital Funds or service providers working on behalf of Sterling Capital Funds;

●	Online, your name and e-mail address if you provide them; and

●	Third Parties, such as your financial intermediary in connection with your transactions, or third-party data services used to verify or update personal information that you provide.

To comply with federal regulations, information we receive from you or a third party will be used to verify your identity.

Disclosure of Personal Information

We may disclose your personal information as permitted by law to third parties who are not affiliated with the Sterling Capital Funds, including:

●	in connection with legal proceedings, such as responding to a subpoena;

●	to service providers who maintain or service shareholder accounts for Sterling Capital Funds or to a shareholder’s broker or agent; or to companies that mail account-related materials, such as shareholder reports; and

●	to perform marketing services on our behalf, or pursuant to a joint marketing agreement with another financial institution.

Safeguarding of Personal Information

Sterling Capital Funds employs policies, practices and procedures for safeguarding your personal information that we believe comply with applicable law, however no security measures are perfect or impenetrable.

We request that all service providers to Sterling Capital Funds:

●	maintain policies and procedures designed to assure only appropriate access to, and use of your personal information; and

●	maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard your nonpublic personal information.

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s), including helping us improve the services we offer.

[1]	For purposes of this notice, the terms “shareholder” or “shareholders” includes both individual shareholders (both current and former) of the Sterling Capital Funds and individuals (such as beneficiaries, for example) whose nonpublic personal information is provided to the Sterling Capital Funds, even though they do not invest in Sterling Capital Funds shares.

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INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

3 Canal Plaza

Suite 100

Portland, ME 04101

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

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STERLING
CAPITAL FUNDS

SC Funds 03.31.2023 | Sterling Capital Funds 2023©

Not A Deposit | Not FDIC Insured | Not Guaranteed By The Bank | Not Insured By Any Government Agency | May Lose Value

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	May 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	May 30, 2023

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	May 30, 2023